UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES
Investment Company Act file number
811-22027
FundVantage Trust
(Exact name of registrant as specified in charter)

103 Bellevue Parkway
Wilmington, DE 19809

(Address of principal executive offices) (Zip code)
Joel L. Weiss
JW Fund Management LLC
1636 N. Cedar Crest Blvd.
Suite #161
Allentown, PA 18104

(Name and address of agent for service)
Registrant's telephone number, including area code:
856-528-3500
Date of fiscal year end:
April 30
Date of reporting period:
October 31, 2024
Item 1. Report to Stockholders.
(a) The registrant’s semi-annual report transmitted to shareholders pursuant to Rule 30e-1 under the Investment Company Act of 1940 is as follows:

Polen Growth Fund
Institutional Class | POLIX
Semi-Annual Shareholder Report — October 31, 2024
This semi-annual shareholder report contains important information about the Polen Growth Fund for the period of May 1, 2024 to October 31, 2024. You can find additional information about the Fund at https://www.polencapital.com/strategies/growth‑fund. You can also request this information by contacting us at 1‑888‑678‑6024.
What were the Fund costs for the last six months?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Polen Growth Fund (Institutional Class / POLIX)	$51	0.97%*
* Annualized
Key Fund Statistics
The following table outlines key fund statistics that you should pay attention to.
Fund net assets	$6,728,786,036
Total number of portfolio holdings	25
Total advisory fee paid, net	$31,115,686
Portfolio turnover rate as of the end of the reporting period	19%
Portfolio Holdings Summary Table (as of October 31, 2024)
The following table presents a summary by sector of the portfolio holdings of the Fund, as a percentage of net assets:
Sector Allocation
Information Technology	38.5%
Consumer Discretionary	17.1%
Health Care	16.5%
Financials	14.0%
Communication Services	10.3%
Industrials	1.9%
Real Estate	1.0%
Short-Term Investment	0.5%
Other Assets in Excess of Liabilities	0.2%
TOTAL	100.0%
Availability of Additional Information
You can find additional information about the Fund, including the Fund’s prospectus, financial information, holdings and proxy voting information, at https://www.polencapital.com/strategies/growth-fund.
Householding
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same residential address. Unless we are notified otherwise, we may continue to send only one copy of these materials for as long as they remain a shareholder of the Fund. If you would like to receive individual mailings, please contact the Fund at 1-888-678-6024, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by the Fund or your financial intermediary.

Polen Growth Fund
Investor Class | POLRX
Semi-Annual Shareholder Report — October 31, 2024
This semi-annual shareholder report contains important information about the Polen Growth Fund for the period of May 1, 2024 to October 31, 2024. You can find additional information about the Fund at https://www.polencapital.com/strategies/growth‑fund. You can also request this information by contacting us at 1‑888‑678‑6024.
What were the Fund costs for the last six months?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Polen Growth Fund (Investor Class / POLRX)	$64	1.22%*
* Annualized
Key Fund Statistics
The following table outlines key fund statistics that you should pay attention to.
Fund net assets	$6,728,786,036
Total number of portfolio holdings	25
Total advisory fee paid, net	$31,115,686
Portfolio turnover rate as of the end of the reporting period	19%
Portfolio Holdings Summary Table (as of October 31, 2024)
The following table presents a summary by sector of the portfolio holdings of the Fund, as a percentage of net assets:
Sector Allocation
Information Technology	38.5%
Consumer Discretionary	17.1%
Health Care	16.5%
Financials	14.0%
Communication Services	10.3%
Industrials	1.9%
Real Estate	1.0%
Short-Term Investment	0.5%
Other Assets in Excess of Liabilities	0.2%
TOTAL	100.0%
Availability of Additional Information
You can find additional information about the Fund, including the Fund’s prospectus, financial information, holdings and proxy voting information, at https://www.polencapital.com/strategies/growth-fund.
Householding
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same residential address. Unless we are notified otherwise, we may continue to send only one copy of these materials for as long as they remain a shareholder of the Fund. If you would like to receive individual mailings, please contact the Fund at 1-888-678-6024, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by the Fund or your financial intermediary.

Polen Global Growth Fund
Institutional Class | PGIIX
Semi-Annual Shareholder Report — October 31, 2024
This semi-annual shareholder report contains important information about the Polen Global Growth Fund for the period of May 1, 2024 to October 31, 2024. You can find additional information about the Fund at https://www.polencapital.com/strategies/global‑growth‑fund. You can also request this information by contacting us at 1‑888‑678‑6024.
What were the Fund costs for the last six months?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Polen Global Growth Fund (Institutional Class / PGIIX)	$53	1.01%*
* Annualized
Key Fund Statistics
The following table outlines key fund statistics that you should pay attention to.
Fund net assets	$408,659,756
Total number of portfolio holdings	29
Total advisory fee paid, net	$1,928,247
Portfolio turnover rate as of the end of the reporting period	11%
Portfolio Holdings Summary Table (as of October 31, 2024)
The following table presents a summary by sector of the portfolio holdings of the Fund, as a percentage of net assets:
Sector Allocation
Information Technology	34.2%
Health Care	18.5%
Financials	17.5%
Consumer Discretionary	10.3%
Communication Services	5.9%
Industrials	5.4%
Consumer Staples	2.3%
Real Estate	1.5%
Short-Term Investment	2.2%
Other Assets in Excess of Liabilities	2.2%
TOTAL	100.0%
Availability of Additional Information
You can find additional information about the Fund, including the Fund’s prospectus, financial information, holdings and proxy voting information, at https://www.polencapital.com/strategies/global-growth-fund.
Householding
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same residential address. Unless we are notified otherwise, we may continue to send only one copy of these materials for as long as they remain a shareholder of the Fund. If you would like to receive individual mailings, please contact the Fund at 1-888-678-6024, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by the Fund or your financial intermediary.

Polen Global Growth Fund
Investor Class | PGIRX
Semi-Annual Shareholder Report — October 31, 2024
This semi-annual shareholder report contains important information about the Polen Global Growth Fund for the period of May 1, 2024 to October 31, 2024. You can find additional information about the Fund at https://www.polencapital.com/strategies/global‑growth‑fund. You can also request this information by contacting us at 1‑888‑678‑6024.
What were the Fund costs for the last six months?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Polen Global Growth Fund (Investor Class / PGIRX)	$65	1.26%*
* Annualized
Key Fund Statistics
The following table outlines key fund statistics that you should pay attention to.
Fund net assets	$408,659,756
Total number of portfolio holdings	29
Total advisory fee paid, net	$1,928,247
Portfolio turnover rate as of the end of the reporting period	11%
Portfolio Holdings Summary Table (as of October 31, 2024)
The following table presents a summary by sector of the portfolio holdings of the Fund, as a percentage of net assets:
Sector Allocation
Information Technology	34.2%
Health Care	18.5%
Financials	17.5%
Consumer Discretionary	10.3%
Communication Services	5.9%
Industrials	5.4%
Consumer Staples	2.3%
Real Estate	1.5%
Short-Term Investment	2.2%
Other Assets in Excess of Liabilities	2.2%
TOTAL	100.0%
Availability of Additional Information
You can find additional information about the Fund, including the Fund’s prospectus, financial information, holdings and proxy voting information, at https://www.polencapital.com/strategies/global-growth-fund.
Householding
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same residential address. Unless we are notified otherwise, we may continue to send only one copy of these materials for as long as they remain a shareholder of the Fund. If you would like to receive individual mailings, please contact the Fund at 1-888-678-6024, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by the Fund or your financial intermediary.

Polen International Growth Fund
Institutional Class | POIIX
Semi-Annual Shareholder Report — October 31, 2024
This semi-annual shareholder report contains important information about the Polen International Growth Fund for the period of May 1, 2024 to October 31, 2024. You can find additional information about the Fund at https://www.polencapital.com/strategies/international‑growth‑fund. You can also request this information by contacting us at 1‑888‑678‑6024.
What were the Fund costs for the last six months?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Polen International Growth Fund (Institutional Class / POIIX)	$54	1.07%*
* Annualized
Key Fund Statistics
The following table outlines key fund statistics that you should pay attention to.
Fund net assets	$204,137,191
Total number of portfolio holdings	27
Total advisory fee paid, net	$980,036
Portfolio turnover rate as of the end of the reporting period	15%
Portfolio Holdings Summary Table (as of October 31, 2024)
The following table presents a summary by sector of the portfolio holdings of the Fund, as a percentage of net assets:
Sector Allocation
Information Technology	37.8%
Health Care	21.8%
Financials	13.1%
Consumer Discretionary	12.6%
Industrials	8.2%
Consumer Staples	1.3%
Short-Term Investment	5.2%
Other Assets in Excess of Liabilities	0.0%
TOTAL	100.0%
Availability of Additional Information
You can find additional information about the Fund, including the Fund’s prospectus, financial information, holdings and proxy voting information, at https://www.polencapital.com/strategies/international-growth-fund.
Householding
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same residential address. Unless we are notified otherwise, we may continue to send only one copy of these materials for as long as they remain a shareholder of the Fund. If you would like to receive individual mailings, please contact the Fund at 1-888-678-6024, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by the Fund or your financial intermediary.

Polen International Growth Fund
Investor Class | POIRX
Semi-Annual Shareholder Report — October 31, 2024
This semi-annual shareholder report contains important information about the Polen International Growth Fund for the period of May 1, 2024 to October 31, 2024. You can find additional information about the Fund at https://www.polencapital.com/strategies/international‑growth‑fund. You can also request this information by contacting us at 1‑888‑678‑6024.
What were the Fund costs for the last six months?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Polen International Growth Fund (Investor Class / POIRX)	$67	1.32%*
* Annualized
Key Fund Statistics
The following table outlines key fund statistics that you should pay attention to.
Fund net assets	$204,137,191
Total number of portfolio holdings	27
Total advisory fee paid, net	$980,036
Portfolio turnover rate as of the end of the reporting period	15%
Portfolio Holdings Summary Table (as of October 31, 2024)
The following table presents a summary by sector of the portfolio holdings of the Fund, as a percentage of net assets:
Sector Allocation
Information Technology	37.8%
Health Care	21.8%
Financials	13.1%
Consumer Discretionary	12.6%
Industrials	8.2%
Consumer Staples	1.3%
Short-Term Investment	5.2%
Other Assets in Excess of Liabilities	0.0%
TOTAL	100.0%
Availability of Additional Information
You can find additional information about the Fund, including the Fund’s prospectus, financial information, holdings and proxy voting information, at https://www.polencapital.com/strategies/international-growth-fund.
Householding
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same residential address. Unless we are notified otherwise, we may continue to send only one copy of these materials for as long as they remain a shareholder of the Fund. If you would like to receive individual mailings, please contact the Fund at 1-888-678-6024, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by the Fund or your financial intermediary.

Polen U.S. Small Company Growth Fund
Institutional Class | PBSIX
Semi-Annual Shareholder Report — October 31, 2024
This semi-annual shareholder report contains important information about the Polen U.S. Small Company Growth Fund for the period of May 1, 2024 to October 31, 2024. You can find additional information about the Fund at https://www.polencapital.com/strategies/us‑small‑company‑growth‑fund. You can also request this information by contacting us at 1‑888‑678‑6024.
What were the Fund costs for the last six months?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Polen U.S. Small Company Growth Fund (Institutional Class / PBSIX)	$57	1.10%*
* Annualized
Key Fund Statistics
The following table outlines key fund statistics that you should pay attention to.
Fund net assets	$44,828,112
Total number of portfolio holdings	37
Total advisory fee paid, net	$170,341
Portfolio turnover rate as of the end of the reporting period	27%
Portfolio Holdings Summary Table (as of October 31, 2024)
The following table presents a summary by sector of the portfolio holdings of the Fund, as a percentage of net assets:
Sector Allocation
Information Technology	29.8%
Industrials	23.1%
Consumer Discretionary	16.1%
Financials	14.0%
Health Care	7.2%
Real Estate	3.7%
Consumer Staples	2.6%
Short-Term Investment	3.7%
Other Assets in Excess of Liabilities	(0.2)%
TOTAL	100.0%
Availability of Additional Information
You can find additional information about the Fund, including the Fund’s prospectus, financial information, holdings and proxy voting information, at https://www.polencapital.com/strategies/us-small-company-growth-fund.
Householding
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same residential address. Unless we are notified otherwise, we may continue to send only one copy of these materials for as long as they remain a shareholder of the Fund. If you would like to receive individual mailings, please contact the Fund at 1-888-678-6024, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by the Fund or your financial intermediary.

Polen U.S. Small Company Growth Fund
Investor Class | PBSRX
Semi-Annual Shareholder Report — October 31, 2024
This semi-annual shareholder report contains important information about the Polen U.S. Small Company Growth Fund for the period of May 1, 2024 to October 31, 2024. You can find additional information about the Fund at https://www.polencapital.com/strategies/us‑small‑company‑growth‑fund. You can also request this information by contacting us at 1‑888‑678‑6024.
What were the Fund costs for the last six months?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Polen U.S. Small Company Growth Fund (Investor Class / PBSRX)	$70	1.35%*
* Annualized
Key Fund Statistics
The following table outlines key fund statistics that you should pay attention to.
Fund net assets	$44,828,112
Total number of portfolio holdings	37
Total advisory fee paid, net	$170,341
Portfolio turnover rate as of the end of the reporting period	27%
Portfolio Holdings Summary Table (as of October 31, 2024)
The following table presents a summary by sector of the portfolio holdings of the Fund, as a percentage of net assets:
Sector Allocation
Information Technology	29.8%
Industrials	23.1%
Consumer Discretionary	16.1%
Financials	14.0%
Health Care	7.2%
Real Estate	3.7%
Consumer Staples	2.6%
Short-Term Investment	3.7%
Other Assets in Excess of Liabilities	(0.2)%
TOTAL	100.0%
Availability of Additional Information
You can find additional information about the Fund, including the Fund’s prospectus, financial information, holdings and proxy voting information, at https://www.polencapital.com/strategies/us-small-company-growth-fund.
Householding
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same residential address. Unless we are notified otherwise, we may continue to send only one copy of these materials for as long as they remain a shareholder of the Fund. If you would like to receive individual mailings, please contact the Fund at 1-888-678-6024, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by the Fund or your financial intermediary.

Polen U.S. Small Company Growth Fund
Class Y | PBSYX
Semi-Annual Shareholder Report — October 31, 2024
This semi-annual shareholder report contains important information about the Polen U.S. Small Company Growth Fund for the period of May 1, 2024 to October 31, 2024. You can find additional information about the Fund at https://www.polencapital.com/strategies/us‑small‑company‑growth‑fund. You can also request this information by contacting us at 1‑888‑678‑6024.
What were the Fund costs for the last six months?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Polen U.S. Small Company Growth Fund (Class Y / PBSYX)	$52	1.00%*
* Annualized
Key Fund Statistics
The following table outlines key fund statistics that you should pay attention to.
Fund net assets	$44,828,112
Total number of portfolio holdings	37
Total advisory fee paid, net	$170,341
Portfolio turnover rate as of the end of the reporting period	27%
Portfolio Holdings Summary Table (as of October 31, 2024)
The following table presents a summary by sector of the portfolio holdings of the Fund, as a percentage of net assets:
Sector Allocation
Information Technology	29.8%
Industrials	23.1%
Consumer Discretionary	16.1%
Financials	14.0%
Health Care	7.2%
Real Estate	3.7%
Consumer Staples	2.6%
Short-Term Investment	3.7%
Other Assets in Excess of Liabilities	(0.2)%
TOTAL	100.0%
Availability of Additional Information
You can find additional information about the Fund, including the Fund’s prospectus, financial information, holdings and proxy voting information, at https://www.polencapital.com/strategies/us-small-company-growth-fund.
Householding
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same residential address. Unless we are notified otherwise, we may continue to send only one copy of these materials for as long as they remain a shareholder of the Fund. If you would like to receive individual mailings, please contact the Fund at 1-888-678-6024, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by the Fund or your financial intermediary.

Polen Emerging Markets Growth Fund
Institutional Class | PGEIX
Semi-Annual Shareholder Report — October 31, 2024
This semi-annual shareholder report contains important information about the Polen Emerging Markets Growth Fund for the period of May 1, 2024 to October 31, 2024. You can find additional information about the Fund at https://www.polencapital.com/strategies/emerging‑markets‑growth‑fund. You can also request this information by contacting us at 1‑888‑678‑6024.
What were the Fund costs for the last six months?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Polen Emerging Markets Growth Fund (Institutional Class / PGEIX)	$65	1.25%*
* Annualized
Key Fund Statistics
The following table outlines key fund statistics that you should pay attention to.
Fund net assets	$20,930,774
Total number of portfolio holdings	36
Total advisory fee paid, net	$52,619
Portfolio turnover rate as of the end of the reporting period	21%
Portfolio Holdings Summary Table (as of October 31, 2024)
The following table presents a summary by sector of the portfolio holdings of the Fund, as a percentage of net assets:
Sector Allocation
Consumer Discretionary	29.5%
Information Technology	25.0%
Financials	15.4%
Communication Services	10.3%
Industrials	9.4%
Consumer Staples	5.5%
Health Care	2.2%
Energy	1.4%
Short-Term Investment	1.6%
Other Assets in Excess of Liabilities	(0.3)%
TOTAL	100.0%
Availability of Additional Information
You can find additional information about the Fund, including the Fund’s prospectus, financial information, holdings and proxy voting information, at https://www.polencapital.com/strategies/emerging-markets-growth-fund.
Householding
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same residential address. Unless we are notified otherwise, we may continue to send only one copy of these materials for as long as they remain a shareholder of the Fund. If you would like to receive individual mailings, please contact the Fund at 1-888-678-6024, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by the Fund or your financial intermediary.

Polen U.S. SMID Company Growth Fund
Institutional Class | PBMIX
Semi-Annual Shareholder Report — October 31, 2024
This semi-annual shareholder report contains important information about the Polen U.S. SMID Company Growth Fund for the period of May 1, 2024 to October 31, 2024. You can find additional information about the Fund at https://www.polencapital.com/strategies/us‑smid‑company‑growth‑fund. You can also request this information by contacting us at 1‑888‑678‑6024.
What were the Fund costs for the last six months?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Polen U.S. SMID Company Growth Fund (Institutional Class / PBMIX)	$55	1.05%*
* Annualized
Key Fund Statistics
The following table outlines key fund statistics that you should pay attention to.
Fund net assets	$11,152,199
Total number of portfolio holdings	39
Total advisory fee paid, net	$26,910
Portfolio turnover rate as of the end of the reporting period	25%
Portfolio Holdings Summary Table (as of October 31, 2024)
The following table presents a summary by sector of the portfolio holdings of the Fund, as a percentage of net assets:
Sector Allocation
Information Technology	25.1%
Industrials	20.7%
Financials	20.4%
Consumer Discretionary	17.4%
Health Care	12.6%
Consumer Staples	2.6%
Short-Term Investment	1.4%
Other Assets in Excess of Liabilities	(0.2)%
TOTAL	100.0%
Availability of Additional Information
You can find additional information about the Fund, including the Fund’s prospectus, financial information, holdings and proxy voting information, at https://www.polencapital.com/strategies/us-smid-company-growth-fund.
Householding
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same residential address. Unless we are notified otherwise, we may continue to send only one copy of these materials for as long as they remain a shareholder of the Fund. If you would like to receive individual mailings, please contact the Fund at 1-888-678-6024, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by the Fund or your financial intermediary.

Polen Bank Loan Fund
Institutional Class | PBKIX
Semi-Annual Shareholder Report — October 31, 2024
This semi-annual shareholder report contains important information about the Polen Bank Loan Fund for the period of May 1, 2024 to October 31, 2024. You can find additional information about the Fund at https://www.polencapital.com/strategies/bank‑loan‑fund. You can also request this information by contacting us at 1‑888‑678‑6024.
What were the Fund costs for the last six months?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Polen Bank Loan Fund (Institutional Class / PBKIX)	$38	0.75%*
* Annualized
Key Fund Statistics
The following table outlines key fund statistics that you should pay attention to.
Fund net assets	$9,116,718
Total number of portfolio holdings	69
Total advisory fee paid, net	$0
Portfolio turnover rate as of the end of the reporting period	39%
Portfolio Holdings Summary Table (as of October 31, 2024)
The following table presents a summary by sector of the portfolio holdings of the Fund, as a percentage of net assets:
Sector Allocation
Consumer, Non-cyclical	23.6%
Consumer, Cyclical	17.3%
Industrials	15.3%
Communication Services	14.9%
Information Technology	7.3%
Financials	6.9%
Materials	6.8%
Utilities	0.9%
Other Assets in Excess of Liabilities	7.0%
TOTAL	100.0%
Availability of Additional Information
You can find additional information about the Fund, including the Fund’s prospectus, financial information, holdings and proxy voting information, at https://www.polencapital.com/strategies/bank-loan-fund.
Householding
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same residential address. Unless we are notified otherwise, we may continue to send only one copy of these materials for as long as they remain a shareholder of the Fund. If you would like to receive individual mailings, please contact the Fund at 1-888-678-6024, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by the Fund or your financial intermediary.

Polen U.S. High Yield Fund
Institutional Class | PBBIX
Semi-Annual Shareholder Report — October 31, 2024
This semi-annual shareholder report contains important information about the Polen U.S. High Yield Fund for the period of May 1, 2024 to October 31, 2024. You can find additional information about the Fund at https://www.polencapital.com/strategies/us‑high‑yield‑fund. You can also request this information by contacting us at 1‑888‑678‑6024.
What were the Fund costs for the last six months?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Polen U.S. High Yield Fund (Institutional Class / PBBIX)	$34	0.65%*
* Annualized
Key Fund Statistics
The following table outlines key fund statistics that you should pay attention to.
Fund net assets	$3,187,635
Total number of portfolio holdings	94
Total advisory fee paid, net	$0
Portfolio turnover rate as of the end of the reporting period	28%
Portfolio Holdings Summary Table (as of October 31, 2024)
The following table presents a summary by sector of the portfolio holdings of the Fund, as a percentage of net assets:
Sector Allocation
Consumer, Cyclical	21.6%
Communication Services	16.7%
Industrials	14.8%
Financials	12.6%
Consumer, Non-cyclical	9.9%
Energy	8.3%
Materials	6.5%
Information Technology	5.5%
Other Assets in Excess of Liabilities	4.1%
TOTAL	100.0%
Availability of Additional Information
You can find additional information about the Fund, including the Fund’s prospectus, financial information, holdings and proxy voting information, at https://www.polencapital.com/strategies/us-high-yield-fund.
Householding
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same residential address. Unless we are notified otherwise, we may continue to send only one copy of these materials for as long as they remain a shareholder of the Fund. If you would like to receive individual mailings, please contact the Fund at 1-888-678-6024, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by the Fund or your financial intermediary.

Polen Opportunistic High Yield Fund
Institutional Class | DDJCX
Semi-Annual Shareholder Report — October 31, 2024
This semi-annual shareholder report contains important information about the Polen Opportunistic High Yield Fund for the period of May 1, 2024 to October 31, 2024. You can find additional information about the Fund at https://www.polencapital.com/strategies/us‑opportunistic‑high‑yield‑fund. You can also request this information by contacting us at 1‑888‑678‑6024.
What were the Fund costs for the last six months?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Polen Opportunistic High Yield Fund (Institutional Class / DDJCX)	$46	0.89%*
* Annualized
Key Fund Statistics
The following table outlines key fund statistics that you should pay attention to.
Fund net assets	$305,159,833
Total number of portfolio holdings	98
Total advisory fee paid, net	$1,060,337
Portfolio turnover rate as of the end of the reporting period	31%
Portfolio Holdings Summary Table (as of October 31, 2024)
The following table presents a summary by sector of the portfolio holdings of the Fund, as a percentage of net assets:
Sector Allocation
Consumer, Non-cyclical	21.6%
Industrials	17.5%
Consumer, Cyclical	14.3%
Communication Services	13.6%
Materials	13.1%
Financials	10.4%
Information Technology	5.9%
Energy	0.4%
Consumer Discretionary	0.2%
Warrants	0.0%
Other Assets in Excess of Liabilities	3.0%
TOTAL	100.0%
Availability of Additional Information
You can find additional information about the Fund, including the Fund’s prospectus, financial information, holdings and proxy voting information, at https://www.polencapital.com/strategies/us-opportunistic-high-yield-fund.
Householding
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same residential address. Unless we are notified otherwise, we may continue to send only one copy of these materials for as long as they remain a shareholder of the Fund. If you would like to receive individual mailings, please contact the Fund at 1-888-678-6024, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by the Fund or your financial intermediary.

Polen Opportunistic High Yield Fund
Investor Class | DDJRX
Semi-Annual Shareholder Report — October 31, 2024
This semi-annual shareholder report contains important information about the Polen Opportunistic High Yield Fund for the period of May 1, 2024 to October 31, 2024. You can find additional information about the Fund at https://www.polencapital.com/strategies/us‑opportunistic‑high‑yield‑fund. You can also request this information by contacting us at 1‑888‑678‑6024.
What were the Fund costs for the last six months?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Polen Opportunistic High Yield Fund (Investor Class / DDJRX)	$59	1.14%*
* Annualized
Key Fund Statistics
The following table outlines key fund statistics that you should pay attention to.
Fund net assets	$305,159,833
Total number of portfolio holdings	98
Total advisory fee paid, net	$1,060,337
Portfolio turnover rate as of the end of the reporting period	31%
Portfolio Holdings Summary Table (as of October 31, 2024)
The following table presents a summary by sector of the portfolio holdings of the Fund, as a percentage of net assets:
Sector Allocation
Consumer, Non-cyclical	21.6%
Industrials	17.5%
Consumer, Cyclical	14.3%
Communication Services	13.6%
Materials	13.1%
Financials	10.4%
Information Technology	5.9%
Energy	0.4%
Consumer Discretionary	0.2%
Warrants	0.0%
Other Assets in Excess of Liabilities	3.0%
TOTAL	100.0%
Availability of Additional Information
You can find additional information about the Fund, including the Fund’s prospectus, financial information, holdings and proxy voting information, at https://www.polencapital.com/strategies/us-opportunistic-high-yield-fund.
Householding
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same residential address. Unless we are notified otherwise, we may continue to send only one copy of these materials for as long as they remain a shareholder of the Fund. If you would like to receive individual mailings, please contact the Fund at 1-888-678-6024, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by the Fund or your financial intermediary.

Polen Opportunistic High Yield Fund
Class Y | DDJIX
Semi-Annual Shareholder Report — October 31, 2024
This semi-annual shareholder report contains important information about the Polen Opportunistic High Yield Fund for the period of May 1, 2024 to October 31, 2024. You can find additional information about the Fund at https://www.polencapital.com/strategies/us‑opportunistic‑high‑yield‑fund. You can also request this information by contacting us at 1‑888‑678‑6024.
What were the Fund costs for the last six months?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Polen Opportunistic High Yield Fund (Class Y / DDJIX)	$41	0.79%*
* Annualized
Key Fund Statistics
The following table outlines key fund statistics that you should pay attention to.
Fund net assets	$305,159,833
Total number of portfolio holdings	98
Total advisory fee paid, net	$1,060,337
Portfolio turnover rate as of the end of the reporting period	31%
Portfolio Holdings Summary Table (as of October 31, 2024)
The following table presents a summary by sector of the portfolio holdings of the Fund, as a percentage of net assets:
Sector Allocation
Consumer, Non-cyclical	21.6%
Industrials	17.5%
Consumer, Cyclical	14.3%
Communication Services	13.6%
Materials	13.1%
Financials	10.4%
Information Technology	5.9%
Energy	0.4%
Consumer Discretionary	0.2%
Warrants	0.0%
Other Assets in Excess of Liabilities	3.0%
TOTAL	100.0%
Availability of Additional Information
You can find additional information about the Fund, including the Fund’s prospectus, financial information, holdings and proxy voting information, at https://www.polencapital.com/strategies/us-opportunistic-high-yield-fund.
Householding
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same residential address. Unless we are notified otherwise, we may continue to send only one copy of these materials for as long as they remain a shareholder of the Fund. If you would like to receive individual mailings, please contact the Fund at 1-888-678-6024, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by the Fund or your financial intermediary.

Polen Growth & Income Fund
Institutional Class | PCGIX
Semi-Annual Shareholder Report — October 31, 2024
This semi-annual shareholder report contains important information about the Polen Growth & Income Fund for the period of May 1, 2024 to October 31, 2024. You can find additional information about the Fund at https://www.polencapital.com/strategies/growth‑income‑fund. You can also request this information by contacting us at (888) 678‑6024.
What were the Fund costs for the last six months?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Polen Growth & Income Fund (Institutional Class / PCGIX)	$39	0.75%*
* Annualized
Key Fund Statistics
The following table outlines key fund statistics that you should pay attention to.
Fund net assets	$6,866,998
Total number of portfolio holdings	101
Total advisory fee paid, net	$0
Portfolio turnover rate as of the end of the reporting period	20%
Portfolio Holdings Summary Table (as of October 31, 2024)
The following table presents a summary by sector of the portfolio holdings of the Fund, as a percentage of net assets:
Sector Allocation
Information Technology	22.2%
Financials	14.5%
Health Care	11.0%
Industrials	10.7%
Consumer, Non-cyclical	9.7%
Communication Services	9.5%
Consumer Discretionary	6.1%
Consumer, Cyclical	5.0%
Materials	3.9%
Consumer Staples	1.4%
Real Estate	0.9%
Energy	0.8%
Other Assets in Excess of Liabilities	4.3%
TOTAL	100.0%
Availability of Additional Information
You can find additional information about the Fund, including the Fund’s prospectus, financial information, holdings and proxy voting information, at https://www.polencapital.com/strategies/growth-income-fund.
Householding
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same residential address. Unless we are notified otherwise, we may continue to send only one copy of these materials for as long as they remain a shareholder of the Fund. If you would like to receive individual mailings, please contact the Fund at (888) 678-6024, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by the Fund or your financial intermediary.

(b) Not applicable.

Item 2. Code of Ethics.

Not applicable.

Item 3. Audit Committee Financial Expert.

Not applicable.

Item 4. Principal Accountant Fees and Services.

Not applicable.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Investments.

(a)

The Registrant’s “Schedule I – Investments in securities of unaffiliated issuers” as of the close of the reporting period is included as part of the Financial Statements filed under Item 7 of this form.

(b)	Not applicable.

Item 7. Financial Statements and Financial Highlights for Open-End Management Investment Companies.

Polen Growth Fund
Polen Global Growth Fund
Polen International Growth Fund
Polen U.S. Small Company Growth Fund
Polen Emerging Markets Growth Fund
Polen U.S. SMID Company Growth Fund
of
FundVantage Trust
Institutional Class
Investor Class
Class Y
Semi-Annual Financials and Additional Information
October 31, 2024
(Unaudited)
This report is submitted for the general information of shareholders and is not authorized for distribution to prospective investors unless preceded or accompanied by a current prospectus.

POLEN GROWTH FUND
Portfolio of Investments
October 31, 2024
(Unaudited)
	Number of Shares	Value
COMMON STOCKS† — 99.3%
Consumer Electronics — 4.5%
Apple, Inc.	1,339,336	$ 302,569,396
Credit Services — 10.5%
Mastercard, Inc., Class A	672,648	336,048,214
Visa, Inc., Class A	1,280,440	371,135,534
		707,183,748
Diagnostics & Research — 4.2%
Thermo Fisher Scientific, Inc.	520,064	284,121,365
Drug Manufacturers - General — 3.2%
Eli Lilly & Co.	97,784	81,135,296
Novo Nordisk A/S, SP ADR	1,200,395	134,384,220
		215,519,516
Drug Manufacturers - Specialty & Generic — 3.0%
Zoetis, Inc.	1,126,532	201,401,391
Entertainment — 4.2%
Netflix, Inc.*	372,112	281,327,835
Financial Data & Stock Exchanges — 3.5%
MSCI, Inc.	416,409	237,852,821
Healthcare Plans — 2.1%
UnitedHealth Group, Inc.	243,538	137,477,201
Information Technology Services — 5.8%
Accenture PLC, Class A	673,003	232,064,895
Gartner, Inc.*	308,318	154,929,795
		386,994,690
Internet Content & Information — 6.1%
Alphabet, Inc., Class C	2,365,762	408,543,440
Internet Retail — 13.7%
Amazon.com, Inc.*	4,959,703	924,488,639
Medical Devices — 4.0%
Abbott Laboratories	2,396,192	271,656,287
Real Estate Services — 1.0%
CoStar Group, Inc.*	928,286	67,569,938
Software Application — 14.2%
Paycom Software, Inc.	611,679	127,859,261
ServiceNow, Inc.*	417,282	389,319,933
	Number of Shares	Value
COMMON STOCKS — (Continued)
Software Application — (Continued)
Shopify, Inc., Class A*	3,217,432	$ 251,635,357
Workday, Inc., Class A*	795,229	185,964,302
		954,778,853
Software Infrastructure — 15.9%
Adobe, Inc.*	586,805	280,539,734
Microsoft Corp.	1,264,439	513,804,788
Oracle Corp.	1,656,581	278,040,555
		1,072,385,077
Travel Services — 3.4%
Airbnb, Inc., Class A*	1,673,689	225,596,540
TOTAL COMMON STOCKS (Cost $3,666,448,230)		6,679,466,737
SHORT-TERM INVESTMENT — 0.5%
Dreyfus Government Cash Management Fund, Institutional Shares, 4.76%(a)	38,108,924	38,108,924

TOTAL SHORT-TERM INVESTMENT (Cost $38,108,924)		38,108,924

TOTAL INVESTMENTS - 99.8% (Cost $3,704,557,154)		6,717,575,661
OTHER ASSETS IN EXCESS OF LIABILITIES - 0.2%		11,210,375
NET ASSETS - 100.0%		$6,728,786,036

(a)	Rate disclosed is the 7-day yield at October 31, 2024.
†	See Note 1. The industry designations set forth in the schedule above are those of the Morningstar Global Equity Classification System (“MGECS”).
*	Non-income producing.
PLC	Public Limited Company
SP ADR	Sponsored American Depository Receipt

The accompanying notes are an integral part of the financial statements.

POLEN GLOBAL GROWTH FUND
Portfolio of Investments
October 31, 2024
(Unaudited)
	Number of Shares	Value
COMMON STOCKS† — 95.6%
Australia — 1.9%
CSL Ltd.	40,365	$ 7,578,744
Canada — 3.8%
Shopify, Inc., Class A*	199,770	15,624,012
Denmark — 2.5%
Novo Nordisk AS, Class B	90,371	10,136,464
France — 2.3%
L'Oreal SA	25,205	9,456,171
Germany — 8.4%
SAP SE	104,640	24,431,881
Siemens Healthineers AG(a)	191,677	10,006,403
		34,438,284
Ireland — 5.3%
Accenture PLC, Class A	31,863	10,987,000
ICON PLC*	48,038	10,669,720
		21,656,720
United Kingdom — 1.6%
Sage Group PLC (The)	526,526	6,580,401
United States — 67.2%
Abbott Laboratories	165,050	18,711,718
Adobe, Inc.*	33,769	16,144,283
Airbnb, Inc., Class A*	30,921	4,167,842
Alphabet, Inc., Class C	138,882	23,983,533
Amazon.com, Inc.*	204,047	38,034,361
Aon PLC, Class A	48,043	17,625,535
Automatic Data Processing, Inc.	21,881	6,328,860
CoStar Group, Inc.*	83,232	6,058,457
Mastercard, Inc., Class A	38,529	19,248,703
Microsoft Corp.	57,077	23,193,239
MSCI, Inc.	29,016	16,573,939
Oracle Corp.	37,103	6,227,368
Paycom Software, Inc.	75,625	15,807,894
ServiceNow, Inc.*	10,459	9,758,142
Thermo Fisher Scientific, Inc.	19,027	10,394,831
Visa, Inc., Class A	62,779	18,196,493
Workday, Inc., Class A*	69,442	16,239,012
Zoetis, Inc.	45,189	8,078,889
		274,773,099
	Number of Shares	Value
COMMON STOCKS — (Continued)
Uruguay — 2.6%
Globant SA*	50,420	$ 10,582,654
TOTAL COMMON STOCKS (Cost $263,949,231)		390,826,549

SHORT-TERM INVESTMENT — 2.2%
Dreyfus Government Cash Management Fund, Institutional Shares, 4.76%(b)	8,753,526	8,753,526
TOTAL SHORT-TERM INVESTMENT (Cost $8,753,526)		8,753,526

TOTAL INVESTMENTS - 97.8% (Cost $272,702,757)		399,580,075
OTHER ASSETS IN EXCESS OF LIABILITIES - 2.2%		9,079,681
NET ASSETS - 100.0%		$408,659,756

(a)	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. This security was purchased in accordance with the guidelines approved by the Fund’s Board of Trustees and may be resold, in transactions exempt from registration, to qualified institutional buyers. At October 31, 2024, this security amounted to $10,006,403 or 2.45% of net assets. This security has been determined by the Fund's adviser to be a liquid security.
(b)	Rate disclosed is the 7-day yield at October 31, 2024.
†	See Note 1. The country designations set forth in the schedule above are those of the Global Industry Classification Standard (“GICS”).
*	Non-income producing.
PLC	Public Limited Company

The accompanying notes are an integral part of the financial statements.

POLEN INTERNATIONAL GROWTH FUND
Portfolio of Investments
October 31, 2024
(Unaudited)
	Number of Shares	Value
COMMON STOCKS† — 94.8%
Australia — 1.5%
CSL Ltd.	16,137	$ 3,029,808
Brazil — 1.2%
NU Holdings Ltd., Class A*	159,121	2,401,136
Canada — 4.0%
Shopify, Inc., Class A*	104,281	8,155,817
Denmark — 3.1%
Novo Nordisk AS, Class B	56,712	6,361,102
France — 5.5%
Dassault Systemes SE	140,582	4,811,444
Teleperformance SE	60,861	6,451,381
		11,262,825
Germany — 19.7%
adidas AG	33,658	8,060,798
SAP SE	87,643	20,463,334
Siemens Healthineers AG(a)	225,002	11,746,119
		40,270,251
India — 4.4%
HDFC Bank Ltd.	440,322	9,050,692
Ireland — 15.0%
Accenture PLC, Class A	5,068	1,747,548
Experian PLC	112,962	5,513,203
ICON PLC*	53,816	11,953,072
Medtronic PLC	128,206	11,442,385
		30,656,208
Japan — 2.1%
Tokyo Electron Ltd.	29,090	4,280,682
Netherlands — 3.8%
ASML Holding NV	11,530	7,761,207
Spain — 2.9%
Amadeus IT Group SA	82,532	5,983,019
Sweden — 3.2%
Evolution AB(a)	67,744	6,404,981
Switzerland — 2.0%
On Holding AG, Class A*	39,619	1,878,733
Temenos AG, Registered Shares	30,892	2,139,741
		4,018,474
United Kingdom — 11.7%
Bunzl PLC	105,523	4,645,604
Sage Group PLC (The)	1,324,423	16,552,334
Unilever PLC	43,354	2,644,682
		23,842,620
	Number of Shares	Value
COMMON STOCKS — (Continued)
United States — 7.5%
Aon PLC, Class A	41,496	$ 15,223,637
Uruguay — 7.2%
Globant SA*	25,359	5,322,601
MercadoLibre, Inc.*	4,613	9,397,511
		14,720,112
TOTAL COMMON STOCKS (Cost $152,053,684)		193,422,571

SHORT-TERM INVESTMENT — 5.2%
Dreyfus Government Cash Management Fund, Institutional Shares, 4.76%(b)	10,657,567	10,657,567
TOTAL SHORT-TERM INVESTMENT (Cost $10,657,567)		10,657,567

TOTAL INVESTMENTS - 100.0% (Cost $162,711,251)		204,080,138
OTHER ASSETS IN EXCESS OF LIABILITIES - 0.0%		57,053
NET ASSETS - 100.0%		$204,137,191

(a)	Securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities were purchased in accordance with the guidelines approved by the Fund’s Board of Trustees and may be resold, in transactions exempt from registration, to qualified institutional buyers. At October 31, 2024, these securities amounted to $18,151,100 or 8.89% of net assets. These securities have been determined by the Fund's adviser to be liquid securities, unless otherwise noted.
(b)	Rate disclosed is the 7-day yield at October 31, 2024.
†	See Note 1. The country designations set forth in the schedule above are those of the Global Industry Classification Standard (“GICS”).
*	Non-income producing.
PLC	Public Limited Company

The accompanying notes are an integral part of the financial statements.

POLEN U.S. SMALL COMPANY GROWTH FUND
Portfolio of Investments
October 31, 2024
(Unaudited)
	Number of Shares	Value
COMMON STOCKS† — 96.5%
Asset Management — 4.7%
Hamilton Lane, Inc., Class A	11,725	$ 2,106,279
Auto Parts — 1.3%
Fox Factory Holding Corp.*	16,144	581,023
Building Products & Equipment — 2.2%
AAON, Inc.	8,554	977,038
Capital Markets — 5.0%
Houlihan Lokey, Inc.	12,856	2,221,131
Diagnostics & Research — 1.7%
Medpace Holdings, Inc.*	2,472	776,752
Electronics & Computer Distribution — 2.1%
Insight Enterprises, Inc.*	5,389	942,644
Engineering & Construction — 4.4%
Bowman Consulting Group Ltd.*	13,746	279,044
Construction Partners, Inc., Class A*	11,174	879,729
NV5 Global, Inc.*	35,798	817,984
		1,976,757
Health Information Services — 2.2%
Progyny, Inc.*	64,071	964,269
Household & Personal Products — 2.7%
elf Beauty, Inc.*	11,241	1,183,115
Industrial Distribution — 6.5%
Applied Industrial Technologies, Inc.	4,005	927,518
Core & Main, Inc., Class A*	28,678	1,269,862
SiteOne Landscape Supply, Inc.*	5,142	718,543
		2,915,923
Information Technology Services — 11.4%
ExlService Holdings, Inc.*	69,164	2,882,064
Globant SA*	10,631	2,231,340
		5,113,404
Insurance - Diversified — 4.3%
Goosehead Insurance, Inc., Class A*	17,772	1,935,371
Internet Retail — 3.8%
Revolve Group, Inc.*	68,876	1,709,502
Leisure — 2.8%
Topgolf Callaway Brands Corp.*	31,694	307,749
YETI Holdings, Inc.*	26,599	936,551
		1,244,300
Medical Care Facilities — 1.3%
AMN Healthcare Services, Inc.*	14,987	568,607
	Number of Shares	Value
COMMON STOCKS — (Continued)
Medical Instruments & Supplies — 5.3%
Repligen Corp.*	6,873	$ 922,838
Warby Parker, Inc., Class A*	86,676	1,467,424
		2,390,262
Real Estate Services — 3.7%
FirstService Corp.	8,893	1,646,717
Residential Construction — 3.4%
Installed Building Products, Inc.	4,203	911,631
LGI Homes, Inc.*	6,131	622,664
		1,534,295
Restaurants — 1.5%
Dutch Bros, Inc., Class A*	20,572	681,345
Semiconductors — 2.0%
Rambus, Inc.*	18,987	907,958
Software Application — 15.3%
Alarm.com Holdings, Inc.*	25,612	1,365,888
BlackLine, Inc.*	22,003	1,218,306
CCC Intelligent Solutions Holdings, Inc.*	173,804	1,809,300
Clearwater Analytics Holdings, Inc., Class A*	63,338	1,653,755
Paylocity Holding Corp.*	4,450	821,336
		6,868,585
Software Infrastructure — 5.3%
Euronet Worldwide, Inc.*	16,416	1,616,483
Qualys, Inc.*	6,503	775,418
		2,391,901
Specialty Industrial Machinery — 3.6%
Generac Holdings, Inc.*	9,839	1,628,846
TOTAL COMMON STOCKS (Cost $34,910,771)		43,266,024

The accompanying notes are an integral part of the financial statements.

POLEN U.S. SMALL COMPANY GROWTH FUND
Portfolio of Investments (Concluded)
October 31, 2024
(Unaudited)
	Number of Shares	Value
SHORT-TERM INVESTMENT — 3.7%
Dreyfus Government Cash Management Fund, Institutional Shares, 4.76%(a)	1,630,648	$ 1,630,648

TOTAL SHORT-TERM INVESTMENT (Cost $1,630,648)		1,630,648

TOTAL INVESTMENTS - 100.2% (Cost $36,541,419)		44,896,672
LIABILITIES IN EXCESS OF OTHER ASSETS - (0.2)%		(68,560)
NET ASSETS - 100.0%		$44,828,112

(a)	Rate disclosed is the 7-day yield at October 31, 2024.
†	See Note 1. The industry designations set forth in the schedule above are those of the Morningstar Global Equity Classification System (“MGECS”).
*	Non-income producing.

The accompanying notes are an integral part of the financial statements.

POLEN EMERGING MARKETS GROWTH FUND
Portfolio of Investments
October 31, 2024
(Unaudited)
	Number of Shares	Value
COMMON STOCKS† — 98.7%
Brazil — 2.5%
TOTVS SA	102,055	$ 526,790
China — 24.3%
ANTA Sports Products Ltd.	60,427	644,949
Hefei Meiya Optoelectronic Technology, Inc., Class A	160,915	351,969
Meituan, Class B(a)*	29,600	699,459
NetEase, Inc.	41,361	665,449
Shenzhen Inovance Technology Co. Ltd., Class A	53,600	418,502
Shenzhen Mindray Bio-Medical Electronics Co. Ltd., Class A	12,400	464,577
Tencent Music Entertainment Group, ADR	95,303	1,060,722
Yum China Holdings, Inc.	12,796	564,431
Yum China Holdings, Inc.	4,600	206,703
		5,076,761
Hong Kong — 4.6%
AIA Group Ltd.	58,000	457,754
Hong Kong Exchanges & Clearing Ltd.	12,700	508,513
		966,267
Hungary — 2.8%
Wizz Air Holdings PLC(a)*	33,253	592,411
India — 10.8%
HDFC Bank Ltd.	44,480	914,274
Infosys Ltd.	32,469	677,454
Kotak Mahindra Bank Ltd.	18,231	374,286
Reliance Industries Ltd.	18,828	297,708
		2,263,722
Indonesia — 4.6%
Bank Central Asia Tbk PT	896,247	585,316
Bank Mandiri Persero Tbk PT	887,100	376,591
		961,907
Ireland — 3.7%
PDD Holdings, Inc., ADR*	6,430	775,394
Mexico — 2.8%
Fomento Economico Mexicano SAB de CV	31,357	303,783
Wal-Mart de Mexico SAB de CV	103,987	287,128
		590,911
	Number of Shares	Value
COMMON STOCKS — (Continued)
Netherlands — 6.9%
Nebius Group NV, Class A(b)*	20,190	$ 431,662
Prosus NV	23,929	1,008,485
		1,440,147
Poland — 5.6%
Dino Polska SA(a)*	6,900	571,789
InPost SA*	30,582	596,597
		1,168,386
Singapore — 2.8%
Genting Singapore Ltd.	927,000	583,833
Taiwan — 11.3%
E Ink Holdings, Inc.	87,287	816,937
Taiwan Semiconductor Manufacturing Co. Ltd.	49,400	1,549,159
		2,366,096
United States — 4.8%
EPAM Systems, Inc.*	1,576	297,313
Las Vegas Sands Corp.	13,685	709,567
		1,006,880
Uruguay — 5.1%
Dlocal Ltd.*	58,313	510,239
MercadoLibre, Inc.*	275	560,224
		1,070,463
Vietnam — 6.1%
FPT Corp.	158,604	849,074
Mobile World Investment Corp.	162,700	426,653
		1,275,727
TOTAL COMMON STOCKS (Cost $19,877,604)		20,665,695

SHORT-TERM INVESTMENT — 1.6%
Dreyfus Government Cash Management Fund, Institutional Shares, 4.76%(c)	337,053	337,053
TOTAL SHORT-TERM INVESTMENT (Cost $337,053)		337,053

TOTAL INVESTMENTS - 100.3% (Cost $20,214,657)		21,002,748
LIABILITIES IN EXCESS OF OTHER ASSETS - (0.3)%		(71,974)
NET ASSETS - 100.0%		$20,930,774

The accompanying notes are an integral part of the financial statements.

POLEN EMERGING MARKETS GROWTH FUND
Portfolio of Investments (Concluded)
October 31, 2024
(Unaudited)

(a)	Securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities were purchased in accordance with the guidelines approved by the Fund’s Board of Trustees and may be resold, in transactions exempt from registration, to qualified institutional buyers. At October 31, 2024, these securities amounted to $1,863,659 or 8.90% of net assets. These securities have been determined by the Fund's adviser to be liquid securities, unless otherwise noted.
(b)	Security is fair valued by the Fund's adviser, in its role as valuation designee, in accordance with the policies established by the Board of Trustees.
(c)	Rate disclosed is the 7-day yield at October 31, 2024.
†	See Note 1. The country designations set forth in the schedule above are those of the Global Industry Classification Standard (“GICS”).
*	Non-income producing.
ADR	American Depositary Receipt
PLC	Public Limited Company

The accompanying notes are an integral part of the financial statements.

POLEN U.S. SMID COMPANY GROWTH FUND
Portfolio of Investments
October 31, 2024
(Unaudited)
	Number of Shares	Value
COMMON STOCKS† — 98.8%
Asset Management — 4.4%
Hamilton Lane, Inc., Class A	2,726	$ 489,699
Auto Parts — 1.3%
Fox Factory Holding Corp.*	3,919	141,045
Biotechnology — 3.5%
Bio-Techne Corp.	5,233	385,934
Building Products & Equipment — 2.2%
AAON, Inc.	1,387	158,423
Trex Co., Inc.*	1,217	86,225
		244,648
Capital Markets — 6.2%
Houlihan Lokey, Inc.	2,434	420,522
MarketAxess Holdings, Inc.	949	274,660
		695,182
Consulting Services — 1.8%
Booz Allen Hamilton Holding Corp.	1,095	198,918
Diagnostics & Research — 4.1%
Charles River Laboratories International, Inc.*	1,290	230,368
Medpace Holdings, Inc.*	706	221,840
		452,208
Engineering & Construction — 3.8%
Tetra Tech, Inc.	4,624	226,021
TopBuild Corp.*	560	197,893
		423,914
Financial Data & Stock Exchanges — 3.4%
Morningstar, Inc.	1,168	383,162
Health Information Services — 1.8%
Progyny, Inc.*	13,508	203,295
Home Improvement Retail — 1.6%
Floor & Decor Holdings, Inc., Class A*	1,704	175,597
Household & Personal Products — 2.6%
elf Beauty, Inc.*	2,775	292,069
Industrial Distribution — 5.8%
Applied Industrial Technologies, Inc.	852	197,314
Core & Main, Inc., Class A*	4,478	198,286
Pool Corp.	706	255,318
		650,918
Information Technology Services — 9.4%
ExlService Holdings, Inc.*	11,196	466,537
Globant SA*	2,799	587,482
		1,054,019
	Number of Shares	Value
COMMON STOCKS — (Continued)
Insurance - Diversified — 4.2%
Goosehead Insurance, Inc., Class A*	4,332	$ 471,755
Insurance - Property & Casualty — 2.1%
Kinsale Capital Group, Inc.	535	229,039
Internet Retail — 5.8%
Etsy, Inc.*	4,576	235,389
Revolve Group, Inc.*	16,380	406,552
		641,941
Leisure — 2.1%
YETI Holdings, Inc.*	6,766	238,231
Medical Instruments & Supplies — 5.9%
Align Technology, Inc.*	706	144,751
Repligen Corp.*	1,655	222,217
Warby Parker, Inc., Class A*	17,061	288,843
		655,811
Software Application — 21.7%
Alarm.com Holdings, Inc.*	4,722	251,824
Aspen Technology, Inc.*	1,387	325,571
CCC Intelligent Solutions Holdings, Inc.*	28,768	299,475
Clearwater Analytics Holdings, Inc., Class A*	15,528	405,436
Dynatrace, Inc.*	7,229	388,920
Paycom Software, Inc.	1,971	411,998
Tyler Technologies, Inc.*	560	339,130
		2,422,354
Software Infrastructure — 1.8%
Euronet Worldwide, Inc.*	2,020	198,909
Specialty Industrial Machinery — 3.3%
Generac Holdings, Inc.*	2,215	366,693
TOTAL COMMON STOCKS (Cost $9,053,815)		11,015,341

The accompanying notes are an integral part of the financial statements.

POLEN U.S. SMID COMPANY GROWTH FUND
Portfolio of Investments (Concluded)
October 31, 2024
(Unaudited)
	Number of Shares	Value
SHORT-TERM INVESTMENT — 1.4%
Dreyfus Government Cash Management Fund, Institutional Shares, 4.76%(a)	155,939	$ 155,939

TOTAL SHORT-TERM INVESTMENT (Cost $155,939)		155,939

TOTAL INVESTMENTS - 100.2% (Cost $9,209,754)		11,171,280
LIABILITIES IN EXCESS OF OTHER ASSETS - (0.2)%		(19,081)
NET ASSETS - 100.0%		$11,152,199

(a)	Rate disclosed is the 7-day yield at October 31, 2024.
†	See Note 1. The industry designations set forth in the schedule above are those of the Morningstar Global Equity Classification System (“MGECS”).
*	Non-income producing.

The accompanying notes are an integral part of the financial statements.

POLEN EQUITY FUNDS
Statements of Assets and Liabilities
October 31, 2024
(Unaudited)
	Polen Growth Fund	Polen Global Growth Fund	Polen International Growth Fund
Assets
Investments, at value*	$6,717,575,661	$399,580,075	$204,080,138
Foreign currency, at value (Cost $—, $157,662 and $107,821, respectively)	—	158,280	107,821
Receivables:
Investments sold	21,815,797	8,477,823	84,752
Capital shares sold	2,605,710	53,450	66,629
Dividends and interest	3,748,675	998,692	607,595
Prepaid expenses and other assets	127,433	5,962	5,986
Total Assets	6,745,873,276	409,274,282	204,952,921
Liabilities
Payables:
Capital shares redeemed	10,873,546	200,152	384,634
Investment adviser	5,013,089	307,304	156,460
Transfer agent fees	804,757	52,794	48,085
Administration and accounting fees	100,434	10,779	6,273
Audit fees	89,072	11,791	11,884
Shareholder reporting fees	86,466	18,074	10,417
Custodian fees	66,240	8,867	6,518
Distribution fees (Investor Class Shares)	52,697	4,470	601
Deferred foreign capital gains tax	—	—	188,967
Accrued expenses	939	295	1,891
Total Liabilities	17,087,240	614,526	815,730
Contingencies and Commitments (Note 2)	N/A	N/A	N/A
Net Assets	$6,728,786,036	$408,659,756	$204,137,191
Net Assets Consisted of:
Capital stock, $0.01 par value	$1,445,789	$154,989	$128,667
Paid-in capital	3,422,836,148	267,808,268	192,173,026
Total distributable earnings	3,304,504,099	140,696,499	11,835,498
Net Assets	$6,728,786,036	$408,659,756	$204,137,191
Institutional Class:
Net assets	$6,490,705,046	$388,074,517	$201,496,898
Shares outstanding	139,271,485	14,699,729	12,697,766
Net asset value, offering and redemption price per share	$46.60	$26.40	$15.87
Investor Class:
Net assets	$238,080,990	$20,585,239	$2,640,293
Shares outstanding	5,307,382	799,160	168,896
Net asset value, offering and redemption price per share	$44.86	$25.76	$15.63
* Investments, at cost	$3,704,557,154	$272,702,757	$162,711,251
The accompanying notes are an integral part of the financial statements.

POLEN EQUITY FUNDS
Statements of Assets and Liabilities (Concluded)
October 31, 2024
(Unaudited)
	Polen U.S. Small Company Growth Fund	Polen Emerging Markets Growth Fund	Polen U.S. SMID Company Growth Fund
Assets
Investments, at value*	$44,896,672	$21,002,748	$11,171,280
Foreign currency, at value (Cost $—, $13 and $—, respectively)	—	14	—
Receivables:
Capital shares sold	11,031	6,153	4,253
Dividends and interest	2,664	13,594	311
Investment adviser	5,384	3,553	17,126
Prepaid expenses and other assets	7,951	10,392	305
Total Assets	44,923,702	21,036,454	11,193,275
Liabilities
Payables:
Investment adviser	26,582	13,078	17,170
Transfer agent fees	25,254	5,373	4,528
Capital shares redeemed	21,131	—	—
Audit fees	11,059	2,523	10,570
Shareholder reporting fees	5,789	1,820	3,656
Administration and accounting fees	2,747	2,251	1,849
Distribution fees (Investor Class Shares)	636	—	—
Custodian fees	589	1,679	1,865
Deferred foreign capital gains tax	—	75,652	—
Accrued expenses	1,803	3,304	1,438
Total Liabilities	95,590	105,680	41,076
Contingencies and Commitments (Note 2)	—	—	—
Net Assets	$44,828,112	$20,930,774	$11,152,199
Net Assets Consisted of:
Capital stock, $0.01 par value	$31,533	$24,508	$13,995
Paid-in capital	87,639,368	26,537,623	17,517,156
Total distributable loss	(42,842,789)	(5,631,357)	(6,378,952)
Net Assets	$44,828,112	$20,930,774	$11,152,199
Institutional Class:
Net assets	$37,922,378	$20,930,774	$11,152,199
Shares outstanding	2,665,844	2,450,786	1,399,545
Net asset value, offering and redemption price per share	$14.23	$8.54	$7.97
Investor Class:
Net assets	$2,903,617	N/A	N/A
Shares outstanding	207,079	N/A	N/A
Net asset value, offering and redemption price per share	$14.02	N/A	N/A
Class Y:
Net assets	$4,002,117	N/A	N/A
Shares outstanding	280,391	N/A	N/A
Net asset value, offering and redemption price per share	$14.27	N/A	N/A
* Investments, at cost	$36,541,419	$20,214,657	$9,209,754
The accompanying notes are an integral part of the financial statements.

POLEN EQUITY FUNDS
Statements of Operations
For the Six Months Ended October 31, 2024
(Unaudited)
	Polen Growth Fund	Polen Global Growth Fund	Polen International Growth Fund
Investment income
Dividends	$22,512,916	$1,830,537	$1,837,004
Less: foreign taxes withheld	(99,676)	(64,277)	(180,665)
Total investment income	22,413,240	1,766,260	1,656,339
Expenses
Advisory fees(Note 2)	31,115,686	1,928,247	980,036
Transfer agent fees(Note 2)	2,898,259	183,296	120,785
Trustees’ and officers’ fees(Note 2)	516,397	32,412	16,826
Distribution fees (Investor Class)(Note 2)	333,280	27,497	3,644
Legal fees	221,774	16,544	10,613
Administration and accounting fees(Note 2)	206,371	14,762	7,562
Shareholder reporting fees	155,170	27,118	23,326
Audit fees	90,326	15,432	13,150
Custodian fees(Note 2)	82,426	11,795	13,035
Registration and filing fees	65,714	21,328	22,652
Other expenses	155,477	30,283	25,523
Total expenses	35,840,880	2,308,714	1,237,152
Net investment income/(loss)	(13,427,640)	(542,454)	419,187
Net realized and unrealized gain/(loss) from investments:
Net realized gain from investments(a)	774,559,760	41,330,872	5,652,475
Net realized gain/(loss) from foreign currency transactions	—	(37,566)	10,289
Net change in unrealized depreciation on investments(b)	(229,800,521)	(12,355,787)	(3,754,706)
Net change in unrealized appreciation on foreign currency translations	—	31,050	12,219
Net realized and unrealized gain on investments	544,759,239	28,968,569	1,920,277
Net increase in net assets resulting from operations	$531,331,599	$28,426,115	$2,339,464

(a)	Net realized gain/(loss) on investments for the Polen International Growth Fund was net of foreign capital gains tax withheld of $17,129.
(b)	Net change in unrealized appreciation/(depreciation) on investments for the Polen International Growth Fund was net of an increase in deferred foreign capital gains tax of $188,967.
The accompanying notes are an integral part of the financial statements.

POLEN EQUITY FUNDS
Statements of Operations (Concluded)
For the Six Months Ended October 31, 2024
(Unaudited)
	Polen U.S. Small Company Growth Fund	Polen Emerging Markets Growth Fund	Polen U.S. SMID Company Growth Fund
Investment income
Dividends	$68,368	$208,660	$27,220
Less: foreign taxes withheld	(1,307)	(16,199)	—
Total investment income	67,061	192,461	27,220
Expenses
Advisory fees(Note 2)	272,207	100,903	85,679
Transfer agent fees(Note 2)	56,514	20,468	16,072
Registration and filing fees	26,605	12,373	12,738
Shareholder reporting fees	14,137	9,878	11,217
Audit fees	11,292	10,779	10,778
Trustees’ and officers’ fees(Note 2)	5,638	1,860	1,818
Distribution fees (Investor Class)(Note 2)	4,129	—	—
Legal fees	3,515	2,389	3,247
Custodian fees(Note 2)	1,856	4,651	1,525
Administration and accounting fees(Note 2)	1,413	3,787	1,191
Other expenses	6,040	7,325	4,467
Total expenses before waivers and/or reimbursements	403,346	174,413	148,732
Less: waivers and/or reimbursements(Note 2)	(101,866)	(48,284)	(58,769)
Net expenses after waivers and/or reimbursements	301,480	126,129	89,963
Net investment income/(loss)	(234,419)	66,332	(62,743)
Net realized and unrealized gain/(loss) from investments:
Net realized gain/(loss) from investments(a)	1,287,983	(1,150,957)	365,204
Net realized gain from foreign currency transactions	—	2,435	—
Net change in unrealized appreciation on investments(b)	2,280,494	2,450,128	1,221,885
Net change in unrealized appreciation on foreign currency translations	—	55	—
Net realized and unrealized gain on investments	3,568,477	1,301,661	1,587,089
Net increase in net assets resulting from operations	$3,334,058	$1,367,993	$1,524,346

(a)	Net realized gain/(loss) on investments for the Polen Emerging Markets Growth Fund was net of foreign capital gains tax withheld of $33,627.
(b)	Net change in unrealized appreciation/(depreciation) on investments for the Polen Emerging Markets Growth Fund was net of an increase in deferred foreign capital gains tax of $37,554.
The accompanying notes are an integral part of the financial statements.

POLEN EQUITY FUNDS
Statements of Changes in Net Assets
	Polen Growth Fund
	For the Six Months Ended October 31, 2024 (Unaudited)	For the Year Ended April 30, 2024
Net increase/(decrease) in net assets from operations:
Net investment loss	$(13,427,640)	$(38,861,302)
Net realized gains from investments	774,559,760	140,465,868
Net change in unrealized appreciation/(depreciation) on investments	(229,800,521)	1,553,843,103
Net increase in net assets resulting from operations	531,331,599	1,655,447,669
Decrease in net assets derived from capital share transactions (Note 4)	(1,365,796,436)	(1,123,990,236)
Total increase/(decrease) in net assets	(834,464,837)	531,457,433
Net assets
Beginning of period	7,563,250,873	7,031,793,440
End of period	$6,728,786,036	$7,563,250,873
The accompanying notes are an integral part of the financial statements.

POLEN EQUITY FUNDS
Statements of Changes in Net Assets (Continued)
	Polen Global Growth Fund
	For the Six Months Ended October 31, 2024 (Unaudited)	For the Year Ended April 30, 2024
Net increase/(decrease) in net assets from operations:
Net investment loss	$(542,454)	$(815,842)
Net realized gains from investments and foreign currency transactions	41,293,306	22,584,465
Net change in unrealized appreciation/(depreciation) on investments and foreign currency translations	(12,324,737)	49,584,148
Net increase in net assets resulting from operations	28,426,115	71,352,771
Decrease in net assets derived from capital share transactions (Note 4)	(82,188,357)	(52,651,729)
Total increase/(decrease) in net assets	(53,762,242)	18,701,042
Net assets
Beginning of period	462,421,998	443,720,956
End of period	$408,659,756	$462,421,998
The accompanying notes are an integral part of the financial statements.

POLEN EQUITY FUNDS
Statements of Changes in Net Assets (Continued)
	Polen International Growth Fund
	For the Six Months Ended October 31, 2024 (Unaudited)	For the Year Ended April 30, 2024
Net increase/(decrease) in net assets from operations:
Net investment income	$419,187	$958,620
Net realized gains from investments and foreign currency transactions	5,662,764	895,473
Net change in unrealized appreciation/(depreciation) on investments and foreign currency translations	(3,742,487)	13,918,655
Net increase in net assets resulting from operations	2,339,464	15,772,748
Less dividends and distributions to shareholders from:
Total distributable earnings:
Institutional Class	—	(779,523)
Investor Class	—	(1,046)
Net decrease in net assets from dividends and distributions to shareholders	—	(780,569)
Decrease in net assets derived from capital share transactions (Note 4)	(35,003,629)	(8,172,137)
Total increase/(decrease) in net assets	(32,664,165)	6,820,042
Net assets
Beginning of period	236,801,356	229,981,314
End of period	$204,137,191	$236,801,356
The accompanying notes are an integral part of the financial statements.

POLEN EQUITY FUNDS
Statements of Changes in Net Assets (Continued)
	Polen U.S. Small Company Growth Fund
	For the Six Months Ended October 31, 2024 (Unaudited)	For the Year Ended April 30, 2024
Net increase/(decrease) in net assets from operations:
Net investment loss	$(234,419)	$(612,523)
Net realized gains/(losses) from investments	1,287,983	(1,581,543)
Net change in unrealized appreciation on investments	2,280,494	5,916,363
Net increase in net assets resulting from operations	3,334,058	3,722,297
Decrease in net assets derived from capital share transactions (Note 4)	(22,612,066)	(20,920,541)
Total decrease in net assets	(19,278,008)	(17,198,244)
Net assets
Beginning of period	64,106,120	81,304,364
End of period	$44,828,112	$64,106,120
The accompanying notes are an integral part of the financial statements.

POLEN EQUITY FUNDS
Statements of Changes in Net Assets (Continued)
	Polen Emerging Markets Growth Fund
	For the Six Months Ended October 31, 2024 (Unaudited)	For the Year Ended April 30, 2024
Net increase/(decrease) in net assets from operations:
Net investment income	$66,332	$122,721
Net realized losses from investments and foreign currency transactions	(1,148,522)	(1,661,144)
Net change in unrealized appreciation on investments and foreign currency translations	2,450,183	1,845,632
Net increase in net assets resulting from operations	1,367,993	307,209
Less dividends and distributions to shareholders from:
Total distributable earnings:
Institutional Class	—	(6,719)
Net decrease in net assets from dividends and distributions to shareholders	—	(6,719)
Decrease in net assets derived from capital share transactions (Note 4)	(15,676)	(25,014)
Total increase in net assets	1,352,317	275,476
Net assets
Beginning of period	19,578,457	19,302,981
End of period	$20,930,774	$19,578,457
The accompanying notes are an integral part of the financial statements.

POLEN EQUITY FUNDS
Statements of Changes in Net Assets (Concluded)
	Polen U.S. SMID Company Growth Fund
	For the Six Months Ended October 31, 2024 (Unaudited)	For the Year Ended April 30, 2024
Net increase/(decrease) in net assets from operations:
Net investment loss	$(62,743)	$(131,465)
Net realized gains/(losses) from investments	365,204	(1,483,068)
Net change in unrealized appreciation on investments	1,221,885	2,694,722
Net increase in net assets resulting from operations	1,524,346	1,080,189
Decrease in net assets derived from capital share transactions (Note 4)	(7,866,305)	(3,609,338)
Total decrease in net assets	(6,341,959)	(2,529,149)
Net assets
Beginning of period	17,494,158	20,023,307
End of period	$11,152,199	$17,494,158
The accompanying notes are an integral part of the financial statements.

POLEN EQUITY FUNDS
POLEN GROWTH FUND Financial Highlights

Contained below is per share operating performance data for Institutional Class shares outstanding, total investment return, ratios to average net assets and other supplemental data for the respective period. The total returns in the table represent the rate that an investor would have earned or lost on an investment in the Fund (assuming reinvestment of all dividends and distributions). This information has been derived from information provided in the financial statements and should be read in conjunction with the financial statements and the notes thereto.

	Institutional Class
	For the Six Months Ended October 31, 2024 (Unaudited)	For the Year Ended April 30, 2024	For the Year Ended April 30, 2023	For the Year Ended April 30, 2022	For the Year Ended April 30, 2021	For the Year Ended April 30, 2020
Per Share Operating Performance
Net asset value, beginning of period	$43.38	$34.76	$40.67	$50.14	$34.57	$31.20
Net investment loss(1)	(0.08)	(0.20)	(0.21)	(0.31)	(0.22)	(0.13)
Net realized and unrealized gain/(loss) on investments	3.30	8.82	(2.49)	(6.99)	16.37	3.50
Total from investment operations	3.22	8.62	(2.70)	(7.30)	16.15	3.37
Dividends and distributions to shareholders from:
Net realized capital gains	—	—	(3.21)	(2.17)	(0.58)	(0.00)(2)
Redemption fees	0.00(2)	0.00(2)	—	—	0.00(2)	0.00(2)
Net asset value, end of period	$46.60	$43.38	$34.76	$40.67	$50.14	$34.57
Total investment return(3)	7.42%	24.80%	(5.67)%	(15.68)%	46.91%	10.80%
Ratios/Supplemental Data
Net assets, end of period (in 000s)	$6,490,705	$7,293,884	$6,798,041	$9,466,044	$10,700,658	$5,771,940
Ratio of expenses to average net assets	0.97%(4)	0.96%	0.98%	0.96%	0.97%	0.98%
Ratio of expenses to average net assets without recoupments, waivers and/or reimbursements, if any	0.97%(4)	0.96%	0.98%	0.96%	0.97%	0.98%(5)
Ratio of net investment loss to average net assets	(0.36)%(4)	(0.50)%	(0.58)%	(0.60)%	(0.50)%	(0.40)%
Portfolio turnover rate	19%(6)	18%	19%	24%	19%	23%

(1)	The selected per share data was calculated using the average shares outstanding method for the period.
(2)	Amount is less than $0.005 per share.
(3)	Total investment return is calculated assuming a purchase of shares on the first day and a sale of shares on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total returns for periods less than one year are not annualized.
(4)	Annualized.
(5)	During the period, certain fees were waived and/or reimbursed; or recouped, if any. If such fee waivers and/or reimbursements or recoupments had not occurred, the ratios would have been as indicated (See Note 2).
(6)	Not annualized.
The accompanying notes are an integral part of the financial statements.

POLEN EQUITY FUNDS
POLEN GROWTH FUND Financial Highlights (Continued)

Contained below is per share operating performance data for Investor Class shares outstanding, total investment return, ratios to average net assets and other supplemental data for the respective period. The total returns in the table represent the rate that an investor would have earned or lost on an investment in the Fund (assuming reinvestment of all dividends and distributions). This information has been derived from information provided in the financial statements and should be read in conjunction with the financial statements and the notes thereto.

	Investor Class
	For the Six Months Ended October 31, 2024 (Unaudited)	For the Year Ended April 30, 2024	For the Year Ended April 30, 2023	For the Year Ended April 30, 2022	For the Year Ended April 30, 2021	For the Year Ended April 30, 2020
Per Share Operating Performance
Net asset value, beginning of period	$41.81	$33.58	$39.52	$48.90	$33.81	$30.59
Net investment loss(1)	(0.13)	(0.29)	(0.29)	(0.43)	(0.31)	(0.21)
Net realized and unrealized gain/(loss) on investments	3.18	8.52	(2.44)	(6.78)	15.98	3.43
Total from investment operations	3.05	8.23	(2.73)	(7.21)	15.67	3.22
Dividends and distributions to shareholders from:
Net realized capital gains	—	—	(3.21)	(2.17)	(0.58)	(0.00)(2)
Redemption fees	0.00(2)	0.00(2)	—	—	0.00(2)	0.00(2)
Net asset value, end of period	$44.86	$41.81	$33.58	$39.52	$48.90	$33.81
Total investment return(3)	7.30%	24.51%	(5.92)%	(15.90)%	46.54%	10.53%
Ratios/Supplemental Data
Net assets, end of period (in 000s)	$238,081	$269,367	$233,752	$332,144	$417,735	$395,021
Ratio of expenses to average net assets	1.22%(4)	1.21%	1.23%	1.21%	1.21%	1.23%
Ratio of expenses to average net assets without recoupments, waivers and/or reimbursements, if any	1.22%(4)	1.21%	1.23%	1.21%	1.21%	1.23%(5)
Ratio of net investment loss to average net assets	(0.61)%(4)	(0.75)%	(0.83)%	(0.85)%	(0.74)%	(0.64)%
Portfolio turnover rate	19%(6)	18%	19%	24%	19%	23%

(1)	The selected per share data was calculated using the average shares outstanding method for the period.
(2)	Amount is less than $0.005 per share.
(3)	Total investment return is calculated assuming a purchase of shares on the first day and a sale of shares on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total returns for periods less than one year are not annualized.
(4)	Annualized.
(5)	During the period, certain fees were waived and/or reimbursed; or recouped, if any. If such fee waivers and/or reimbursements or recoupments had not occurred, the ratios would have been as indicated (See Note 2).
(6)	Not annualized.
The accompanying notes are an integral part of the financial statements.

POLEN EQUITY FUNDS
POLEN GLOBAL GROWTH FUND Financial Highlights (Continued)

Contained below is per share operating performance data for Institutional Class shares outstanding, total investment return, ratios to average net assets and other supplemental data for the respective period. The total returns in the table represent the rate that an investor would have earned or lost on an investment in the Fund (assuming reinvestment of all dividends and distributions). This information has been derived from information provided in the financial statements and should be read in conjunction with the financial statements and the notes thereto.

	Institutional Class
	For the Six Months Ended October 31, 2024 (Unaudited)	For the Year Ended April 30, 2024	For the Year Ended April 30, 2023	For the Year Ended April 30, 2022	For the Year Ended April 30, 2021	For the Year Ended April 30, 2020
Per Share Operating Performance
Net asset value, beginning of period	$24.84	$21.23	$21.09	$26.07	$18.47	$17.35
Net investment loss(1)	(0.03)	(0.04)	(0.02)	(0.09)	(0.08)	(0.04)
Net realized and unrealized gain/(loss) on investments	1.59	3.65	0.37	(4.21)	7.68	1.16
Total from investment operations	1.56	3.61	0.35	(4.30)	7.60	1.12
Dividends and distributions to shareholders from:
Net realized capital gains	—	—	(0.21)	(0.68)	—	(0.01)
Redemption fees	—	—	—	—	0.00(2)	0.01
Net asset value, end of period	$26.40	$24.84	$21.23	$21.09	$26.07	$18.47
Total investment return(3)	6.28%	17.00%	1.80%	(17.08)%	41.15%	6.50%
Ratios/Supplemental Data
Net assets, end of period (in 000s)	$388,075	$440,863	$422,798	$531,927	$587,255	$255,374
Ratio of expenses to average net assets	1.01%(4)	0.98%	1.01%	0.99%	1.06%	1.10%
Ratio of expenses to average net assets without recoupments, waivers and/or reimbursements, if any(5)	1.01%(4)	0.98%	1.01%	0.99%	1.01%	1.12%
Ratio of net investment loss to average net assets	(0.23)%(4)	(0.16)%	(0.10)%	(0.36)%	(0.35)%	(0.20)%
Portfolio turnover rate	11%(6)	21%	21%	36%	12%	18%

(1)	The selected per share data was calculated using the average shares outstanding method for the period.
(2)	Amount is less than $0.005 per share.
(3)	Total investment return is calculated assuming a purchase of shares on the first day and a sale of shares on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total returns for periods less than one year are not annualized.
(4)	Annualized.
(5)	During the period, certain fees were waived and/or reimbursed. If such fee waivers and/or reimbursements had not occurred, the ratios would have been as indicated (See Note 2).
(6)	Not annualized.
The accompanying notes are an integral part of the financial statements.

POLEN EQUITY FUNDS
POLEN GLOBAL GROWTH FUND Financial Highlights (Continued)

Contained below is per share operating performance data for Investor Class shares outstanding, total investment return, ratios to average net assets and other supplemental data for the respective period. The total returns in the table represent the rate that an investor would have earned or lost on an investment in the Fund (assuming reinvestment of all dividends and distributions). This information has been derived from information provided in the financial statements and should be read in conjunction with the financial statements and the notes thereto.

	Investor Class
	For the Six Months Ended October 31, 2024 (Unaudited)	For the Year Ended April 30, 2024	For the Year Ended April 30, 2023	For the Year Ended April 30, 2022	For the Year Ended April 30, 2021	For the Year Ended April 30, 2020
Per Share Operating Performance
Net asset value, beginning of period	$24.27	$20.80	$20.71	$25.68	$18.24	$17.17
Net investment loss(1)	(0.06)	(0.10)	(0.07)	(0.16)	(0.13)	(0.08)
Net realized and unrealized gain/(loss) on investments	1.55	3.57	0.37	(4.13)	7.57	1.15
Total from investment operations	1.49	3.47	0.30	(4.29)	7.44	1.07
Dividends and distributions to shareholders from:
Net realized capital gains	—	—	(0.21)	(0.68)	—	(0.01)
Redemption fees	—	—	—	—	0.00(2)	0.01
Net asset value, end of period	$25.76	$24.27	$20.80	$20.71	$25.68	$18.24
Total investment return(3)	6.14%	16.68%	1.59%	(17.30)%	40.79%	6.28%
Ratios/Supplemental Data
Net assets, end of period (in 000s)	$20,585	$21,559	$20,923	$27,111	$45,081	$17,552
Ratio of expenses to average net assets	1.26%(4)	1.23%	1.26%	1.24%	1.31%	1.35%
Ratio of expenses to average net assets without recoupments, waivers and/or reimbursements, if any(5)	1.26%(4)	1.23%	1.26%	1.24%	1.26%	1.37%
Ratio of net investment loss to average net assets	(0.48)%(4)	(0.41)%	(0.35)%	(0.61)%	(0.60)%	(0.45)%
Portfolio turnover rate	11%(6)	21%	21%	36%	12%	18%

(1)	The selected per share data was calculated using the average shares outstanding method for the period.
(2)	Amount is less than $0.005 per share.
(3)	Total investment return is calculated assuming a purchase of shares on the first day and a sale of shares on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total returns for periods less than one year are not annualized.
(4)	Annualized.
(5)	During the period, certain fees were waived and/or reimbursed. If such fee waivers and/or reimbursements had not occurred, the ratios would have been as indicated (See Note 2).
(6)	Not annualized.
The accompanying notes are an integral part of the financial statements.

POLEN EQUITY FUNDS
POLEN INTERNATIONAL GROWTH FUND Financial Highlights (Continued)

Contained below is per share operating performance data for Institutional Class shares outstanding, total investment return, ratios to average net assets and other supplemental data for the respective period. The total returns in the table represent the rate that an investor would have earned or lost on an investment in the Fund (assuming reinvestment of all dividends and distributions). This information has been derived from information provided in the financial statements and should be read in conjunction with the financial statements and the notes thereto.

	Institutional Class
	For the Six Months Ended October 31, 2024 (Unaudited)	For the Year Ended April 30, 2024	For the Year Ended April 30, 2023	For the Year Ended April 30, 2022	For the Year Ended April 30, 2021	For the Year Ended April 30, 2020
Per Share Operating Performance
Net asset value, beginning of period	$15.80	$14.81	$14.27	$18.20	$13.93	$14.35
Net investment income/(loss)(1)	0.03	0.06	0.04	0.00(2)	(0.02)	0.03
Net realized and unrealized gain/(loss) on investments	0.04	0.98	0.50	(3.93)	4.29	(0.45)
Total from investment operations	0.07	1.04	0.54	(3.93)	4.27	(0.42)
Dividends and distributions to shareholders from:
Net investment income	—	(0.05)	—	—	—	(0.00)(2)
Redemption fees	—	—	—	—	0.00(2)	0.00(2)
Net asset value, end of period	$15.87	$15.80	$14.81	$14.27	$18.20	$13.93
Total investment return(3)	0.44%	7.04%	3.78%	(21.59)%	30.65%	(2.92)%
Ratios/Supplemental Data
Net assets, end of period (in 000s)	$201,497	$234,106	$227,176	$278,801	$461,059	$196,960
Ratio of expenses to average net assets	1.07%(4)	1.04%	1.08%	1.04%	1.10%	1.10%
Ratio of expenses to average net assets without recoupments, waivers and/or reimbursements, if any(5)	1.07%(4)	1.04%	1.08%	1.03%	1.03%	1.17%
Ratio of net investment income/(loss) to average net assets	0.37%(4)	0.41%	0.26%	0.02%	(0.09)%	0.18%
Portfolio turnover rate	15%(6)	15%	20%	35%	33%	11%

(1)	The selected per share data was calculated using the average shares outstanding method for the period.
(2)	Amount is less than $0.005 per share.
(3)	Total investment return is calculated assuming a purchase of shares on the first day and a sale of shares on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total returns for periods less than one year are not annualized.
(4)	Annualized.
(5)	During the period, certain fees were waived and/or reimbursed. If such fee waivers and/or reimbursements had not occurred, the ratios would have been as indicated (See Note 2).
(6)	Not annualized.
The accompanying notes are an integral part of the financial statements.

POLEN EQUITY FUNDS
POLEN INTERNATIONAL GROWTH FUND Financial Highlights (Continued)

Contained below is per share operating performance data for Investor Class shares outstanding, total investment return, ratios to average net assets and other supplemental data for the respective period. The total returns in the table represent the rate that an investor would have earned or lost on an investment in the Fund (assuming reinvestment of all dividends and distributions). This information has been derived from information provided in the financial statements and should be read in conjunction with the financial statements and the notes thereto.

	Investor Class
	For the Six Months Ended October 31, 2024 (Unaudited)	For the Year Ended April 30, 2024	For the Year Ended April 30, 2023	For the Year Ended April 30, 2022	For the Year Ended April 30, 2021	For the Year Ended April 30, 2020
Per Share Operating Performance
Net asset value, beginning of period	$15.58	$14.60	$14.10	$18.04	$13.84	$14.29
Net investment income/(loss)(1)	0.01	0.02	0.01	(0.04)	(0.06)	(0.01)
Net realized and unrealized gain/(loss) on investments	0.04	0.97	0.49	(3.90)	4.26	(0.44)
Total from investment operations	0.05	0.99	0.50	(3.94)	4.20	(0.45)
Dividends and distributions to shareholders from:
Net investment income	—	(0.01)	—	—	—	—
Redemption fees	—	—	—	—	0.00(2)	0.00(2)
Net asset value, end of period	$15.63	$15.58	$14.60	$14.10	$18.04	$13.84
Total investment return(3)	0.32%	6.76%	3.55%	(21.84)%	30.35%	(3.15)%
Ratios/Supplemental Data
Net assets, end of period (in 000s)	$2,640	$2,696	$2,805	$3,976	$5,394	$1,551
Ratio of expenses to average net assets	1.32%(4)	1.29%	1.33%	1.29%	1.35%	1.35%
Ratio of expenses to average net assets without recoupments, waivers and/or reimbursements, if any(5)	1.32%(4)	1.29%	1.33%	1.28%	1.29%	1.41%
Ratio of net investment income/(loss) to average net assets	0.12%(4)	0.16%	0.08%	(0.23)%	(0.34)%	(0.07)%
Portfolio turnover rate	15%(6)	15%	20%	35%	33%	11%

(1)	The selected per share data was calculated using the average shares outstanding method for the period.
(2)	Amount is less than $0.005 per share.
(3)	Total investment return is calculated assuming a purchase of shares on the first day and a sale of shares on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total returns for periods less than one year are not annualized.
(4)	Annualized.
(5)	During the period, certain fees were waived and/or reimbursed. If such fee waivers and/or reimbursements had not occurred, the ratios would have been as indicated (See Note 2).
(6)	Not annualized.
The accompanying notes are an integral part of the financial statements.

POLEN EQUITY FUNDS
POLEN U.S. SMALL COMPANY GROWTH FUND Financial Highlights (Continued)

Contained below is per share operating performance data for Institutional Class shares outstanding, total investment return, ratios to average net assets and other supplemental data for the respective period. The total returns in the table represent the rate that an investor would have earned or lost on an investment in the Fund (assuming reinvestment of all dividends and distributions). This information has been derived from information provided in the financial statements and should be read in conjunction with the financial statements and the notes thereto.

	Institutional Class
	For the Six Months Ended October 31, 2024 (Unaudited)	For the Year Ended April 30, 2024	For the Year Ended April 30, 2023	For the Year Ended April 30, 2022	For the Year Ended April 30, 2021	For the Year Ended April 30, 2020
Per Share Operating Performance
Net asset value, beginning of period	$13.34	$12.81	$13.49	$19.69	$11.17	$12.43
Net investment loss(1)	(0.06)	(0.11)	(0.11)	(0.16)	(0.18)	(0.11)
Net realized and unrealized gain/(loss) on investments	0.95	0.64	(0.57)	(5.29)	8.72	(1.09)
Total from investment operations	0.89	0.53	(0.68)	(5.45)	8.54	(1.20)
Dividends and distributions to shareholders from:
Net realized capital gains	—	—	—	(0.75)	(0.02)	(0.06)
Redemption fees	—	—	—	—	0.00(2)	0.00(2)
Net asset value, end of period	$14.23	$13.34	$12.81	$13.49	$19.69	$11.17
Total investment return(3)	6.67%	4.14%	(5.04)%	(29.11)%	76.49%	(9.70)%
Ratios/Supplemental Data
Net assets, end of period (in 000s)	$37,922	$55,154	$71,304	$122,352	$118,390	$32,051
Ratio of expenses to average net assets	1.10%(4)	1.10%	1.10%	1.10%	1.25%	1.25%
Ratio of expenses to average net assets without waivers and/or reimbursements, if any(5)	1.47%(4)	1.33%	1.40%	1.26%	1.34%	2.16%
Ratio of net investment loss to average net assets	(0.85)%(4)	(0.80)%	(0.83)%	(0.81)%	(1.06)%	(0.92)%
Portfolio turnover rate	27%(6)	37%	45%	58%	40%	68%

(1)	The selected per share data was calculated using the average shares outstanding method for the period.
(2)	Amount is less than $0.005 per share.
(3)	Total investment return is calculated assuming a purchase of shares on the first day and a sale of shares on the last day of each period reported and includes reinvestments of dividends and distributions, if any. Total returns for periods less than one year are not annualized.
(4)	Annualized.
(5)	During the period, certain fees were waived and/or reimbursed. If such fee waivers and/or reimbursements had not occurred, the ratios would have been as indicated (See Note 2).
(6)	Not annualized.
The accompanying notes are an integral part of the financial statements.

POLEN EQUITY FUNDS
POLEN U.S. SMALL COMPANY GROWTH FUND Financial Highlights (Continued)

Contained below is per share operating performance data for Investor Class shares outstanding, total investment return, ratios to average net assets and other supplemental data for the respective period. The total returns in the table represent the rate that an investor would have earned or lost on an investment in the Fund (assuming reinvestment of all dividends and distributions). This information has been derived from information provided in the financial statements and should be read in conjunction with the financial statements and the notes thereto.

	Investor Class
	For the Six Months Ended October 31, 2024 (Unaudited)	For the Year Ended April 30, 2024	For the Year Ended April 30, 2023	For the Year Ended April 30, 2022	For the Year Ended April 30, 2021	For the Year Ended April 30, 2020
Per Share Operating Performance
Net asset value, beginning of period	$13.17	$12.67	$13.38	$19.59	$11.14	$12.42
Net investment loss(1)	(0.08)	(0.14)	(0.14)	(0.20)	(0.22)	(0.13)
Net realized and unrealized gain/(loss) on investments	0.93	0.64	(0.57)	(5.26)	8.69	(1.09)
Total from investment operations	0.85	0.50	(0.71)	(5.46)	8.47	(1.22)
Dividends and distributions to shareholders from:
Net realized capital gains	—	—	—	(0.75)	(0.02)	(0.06)
Redemption fees	—	—	—	—	0.00(2)	0.00(2)
Net asset value, end of period	$14.02	$13.17	$12.67	$13.38	$19.59	$11.14
Total investment return(3)	6.45%	3.95%	(5.31)%	(29.31)%	76.07%	(9.87)%
Ratios/Supplemental Data
Net assets, end of period (in 000s)	$2,904	$4,417	$5,389	$8,270	$11,364	$1,272
Ratio of expenses to average net assets	1.35%(4)	1.35%	1.35%	1.35%	1.50%	1.50%
Ratio of expenses to average net assets without waivers and/or reimbursements, if any(5)	1.73%(4)	1.59%	1.65%	1.52%	1.58%	2.34%
Ratio of net investment loss to average net assets	(1.10)%(4)	(1.05)%	(1.08)%	(1.06)%	(1.31)%	(1.18)%
Portfolio turnover rate	27%(6)	37%	45%	58%	40%	68%

(1)	The selected per share data was calculated using the average shares outstanding method for the period.
(2)	Amount is less than $0.005 per share.
(3)	Total investment return is calculated assuming a purchase of shares on the first day and a sale of shares on the last day of each period reported and includes reinvestments of dividends and distributions, if any. Total returns for periods less than one year are not annualized.
(4)	Annualized.
(5)	During the period, certain fees were waived and/or reimbursed. If such fee waivers and/or reimbursements had not occurred, the ratios would have been as indicated (See Note 2).
(6)	Not annualized.
The accompanying notes are an integral part of the financial statements.

POLEN EQUITY FUNDS
POLEN U.S. SMALL COMPANY GROWTH FUND Financial Highlights (Continued)

Contained below is per share operating performance data for Class Y shares outstanding, total investment return, ratios to average net assets and other supplemental data for the respective period. The total returns in the table represent the rate that an investor would have earned or lost on an investment in the Fund (assuming reinvestment of all dividends and distributions). This information has been derived from information provided in the financial statements and should be read in conjunction with the financial statements and the notes thereto.

	Class Y
	For the Six Months Ended October 31, 2024 (Unaudited)	For the Year Ended April 30, 2024	For the Year Ended April 30, 2023	For the Period Ended April 30, 2022*
Per Share Operating Performance
Net asset value, beginning of period	$13.38	$12.83	$13.50	$19.24
Net investment loss(1)	(0.05)	(0.09)	(0.09)	(0.12)
Net realized and unrealized gain/(loss) on investments	0.94	0.64	(0.58)	(4.87)
Total from investment operations	0.89	0.55	(0.67)	(4.99)
Dividends and distributions to shareholders from:
Net realized capital gains	—	—	—	(0.75)
Redemption fees	—	—	—	—
Net asset value, end of period	$14.27	$13.38	$12.83	$13.50
Total investment return(2)	6.65%	4.29%	(4.96)%	(27.40)%
Ratios/Supplemental Data
Net assets, end of period (in 000s)	$4,002	$4,535	$4,612	$4,924
Ratio of expenses to average net assets	1.00%(3)	1.00%	1.00%	1.00%(3)
Ratio of expenses to average net assets without waivers and/or reimbursements, if any(4)	1.37%(3)	1.25%	1.30%	1.15%(3)
Ratio of net investment loss to average net assets	(0.75)%(3)	(0.70)%	(0.73)%	(0.68)%(3)
Portfolio turnover rate	27%(5)	37%	45%	58%(5)

*	Commencement of operations on June 1, 2021.
(1)	The selected per share data was calculated using the average shares outstanding method for the period.
(2)	Total investment return is calculated assuming a purchase of shares on the first day and a sale of shares on the last day of each period reported and includes reinvestments of dividends and distributions, if any. Total returns for periods less than one year are not annualized.
(3)	Annualized.
(4)	During the period, certain fees were waived and/or reimbursed. If such fee waivers and/or reimbursements had not occurred, the ratios would have been as indicated (See Note 2).
(5)	Not annualized.
The accompanying notes are an integral part of the financial statements.

POLEN EQUITY FUNDS
POLEN EMERGING MARKETS GROWTH FUND Financial Highlights (Continued)

Contained below is per share operating performance data for Institutional Class shares outstanding, total investment return, ratios to average net assets and other supplemental data for the respective period. The total returns in the table represent the rate that an investor would have earned or lost on an investment in the Fund (assuming reinvestment of all dividends and distributions). This information has been derived from information provided in the financial statements and should be read in conjunction with the financial statements and the notes thereto.

	Institutional Class
	For the Six Months Ended October 31, 2024 (Unaudited)	For the Year Ended April 30, 2024	For the Year Ended April 30, 2023	For the Year Ended April 30, 2022	For the Period Ended April 30, 2021*
Per Share Operating Performance
Net asset value, beginning of period	$7.98	$7.86	$7.67	$10.78	$10.00
Net investment income/(loss)(1)	0.03	0.05	0.02	(0.00)(2)	(0.04)
Net realized and unrealized gain/(loss) on investments	0.53	0.07	0.18	(3.11)	0.82
Total from investment operations	0.56	0.12	0.20	(3.11)	0.78
Dividends and distributions to shareholders from:
Net investment income	—	(0.00)(2)	(0.01)	—	—
Net asset value, end of period	$8.54	$7.98	$7.86	$7.67	$10.78
Total investment return(3)	7.02%	1.56%	2.57%	(28.85)%	7.80%
Ratios/Supplemental Data
Net assets, end of period (in 000s)	$20,931	$19,578	$19,303	$18,666	$25,981
Ratio of expenses to average net assets	1.25%(4)	1.25%	1.25%	1.25%	1.25%(4)
Ratio of expenses to average net assets without waivers and/or reimbursements, if any(5)	1.73%(4)	1.78%	1.96%	1.74%	2.51%(4)
Ratio of net investment income/(loss) to average net assets	0.66%(4)	0.64%	0.28%	(0.02)%	(0.65)%(4)
Portfolio turnover rate	21%(6)	23%	49%	28%	16%(6)

*	Commencement of operations on October 16, 2020.
(1)	The selected per share data was calculated using the average shares outstanding method for the period.
(2)	Amount is less than $(0.005) per share.
(3)	Total investment return is calculated assuming a purchase of shares on the first day and a sale of shares on the last day of each period reported and includes reinvestments of dividends and distributions, if any. Total returns for periods less than one year are not annualized.
(4)	Annualized.
(5)	During the period, certain fees were waived and/or reimbursed. If such fee waivers and/or reimbursements had not occurred, the ratios would have been as indicated (See Note 2).
(6)	Not annualized.
The accompanying notes are an integral part of the financial statements.

POLEN EQUITY FUNDS
POLEN U.S. SMID COMPANY GROWTH FUND Financial Highlights (Concluded)

Contained below is per share operating performance data for Institutional Class shares outstanding, total investment return, ratios to average net assets and other supplemental data for the respective period. The total returns in the table represent the rate that an investor would have earned or lost on an investment in the Fund (assuming reinvestment of all dividends and distributions). This information has been derived from information provided in the financial statements and should be read in conjunction with the financial statements and the notes thereto.

	Institutional Class
	For the Six Months Ended October 31, 2024 (Unaudited)	For the Year Ended April 30, 2024	For the Year Ended April 30, 2023	For the Year Ended April 30, 2022	For the Period Ended April 30, 2021*
Per Share Operating Performance
Net asset value, beginning of period	$7.29	$6.90	$7.36	$10.61	$10.00
Net investment loss(1)	(0.03)	(0.06)	(0.06)	(0.09)	(0.01)
Net realized and unrealized gain/(loss) on investments	0.71	0.45	(0.40)	(3.05)	0.62
Total from investment operations	0.68	0.39	(0.46)	(3.14)	0.61
Dividends and distributions to shareholders from:
Net realized capital gains	—	—	—	(0.11)	0.00
Net asset value, end of period	$7.97	$7.29	$6.90	$7.36	$10.61
Total investment return(2)	9.33%	5.65%	(6.25)%	(30.00)%	6.10%
Ratios/Supplemental Data
Net assets, end of period (in 000s)	$11,152	$17,494	$20,023	$20,290	$11,583
Ratio of expenses to average net assets	1.05%(3)	1.05%	1.05%	1.05%	1.05%(3)
Ratio of expenses to average net assets without waivers and/or reimbursements, if any(4)	1.74%(3)	1.70%	1.71%	1.71%	4.58%(3)
Ratio of net investment loss to average net assets	(0.73)%(3)	(0.76)%	(0.86)%	(0.82)%	(1.05)%(3)
Portfolio turnover rate	25%(5)	61%	61%	43%	0%

*	Commencement of operations on April 1, 2021.
(1)	The selected per share data was calculated using the average shares outstanding method for the period.
(2)	Total investment return is calculated assuming a purchase of shares on the first day and a sale of shares on the last day of each period reported and includes reinvestments of dividends and distributions, if any. Total returns for periods less than one year are not annualized.
(3)	Annualized.
(4)	During the period, certain fees were waived and/or reimbursed. If such fee waivers and/or reimbursements had not occurred, the ratios would have been as indicated (See Note 2).
(5)	Not annualized.
The accompanying notes are an integral part of the financial statements.

POLEN EQUITY FUNDS
Notes to Financial Statements
October 31, 2024
(Unaudited)
1. Organization and Significant Accounting Policies
The Polen Growth Fund, Polen Global Growth Fund, Polen International Growth Fund, Polen U.S. Small Company Growth Fund, Polen Emerging Markets Growth Fund and Polen U.S. SMID Company Growth Fund (each a “Fund” and together the “Funds”) are non-diversified, open-end management investment companies registered under the Investment Company Act of 1940, as amended, (the “1940 Act”), which commenced investment operations on September 15, 2010, December 30, 2014, December 30, 2016, November 1, 2017, October 16, 2020 and April 1, 2021, respectively. The Funds are separate series of FundVantage Trust (the “Trust”) which was organized as a Delaware statutory trust on August 28, 2006. The Trust is a “series trust” authorized to issue an unlimited number of separate series or classes of shares of beneficial interest. Each series is treated as a separate entity for certain matters under the 1940 Act, and for other purposes, and a shareholder of one series is not deemed to be a shareholder of any other series. Two separate classes of shares, Investor Class and Institutional Class, are offered for the Polen Growth Fund, Polen Global Growth Fund, Polen International Growth Fund, Polen Emerging Markets Growth Fund and Polen U.S. SMID Company Growth Fund. The Polen U.S. Small Company Growth Fund offers three separate classes of shares, Investor Class, Institutional Class and Class Y. As of October 31, 2024, Investor Class shares had not been issued on the Polen Emerging Markets Growth Fund and Polen U.S. SMID Company Growth Fund. Polen Capital Management, LLC (“PCM” or the “Adviser”) serves as investment adviser to the Polen Growth Fund, Polen Global Growth Fund, Polen International Growth Fund, Polen U.S. Small Company Growth Fund, Polen Emerging Markets Growth Fund and Polen U.S. SMID Company Growth Fund pursuant to an investment advisory agreement with the Trust.
The Funds are investment companies and follow accounting and reporting guidance in the Financial Accounting Standards Board Accounting Standards Codification Topic 946.
Portfolio Valuation — The Funds net asset value (“NAV”) is calculated once daily at the close of regular trading hours on the New York Stock Exchange (“NYSE”) (typically 4:00 p.m. Eastern time) on each day the NYSE is open. Securities held by the Funds are valued using the closing price or the last sale price on a national securities exchange or the National Association of Securities Dealers Automatic Quotation System (“NASDAQ”) market system where they are primarily traded. Equity securities traded in the over-the-counter (“OTC”) market are valued at their closing prices. If there were no transactions on that day, securities traded principally on an exchange or on NASDAQ will be valued at the mean of the last bid and ask prices prior to the market close. Investments in other open-end investment companies are valued based on the NAV of the investment companies (which may use fair value pricing as discussed in their prospectuses). Securities that do not have a readily available current market value are valued in good faith by the Adviser as “valuation designee” under the oversight of the Trust's Board of Trustees. Relying on prices supplied by pricing services or dealers or using fair valuation may result in values that are higher or lower than the values used by other investment companies and investors to price the same investments. The Adviser has adopted written policies and procedures for valuing securities and other assets in circumstances where market quotes are not readily available. In the event that market quotes are not readily available, and the security or asset cannot be valued pursuant to one of the valuation methods, the value of the security or asset will be determined in good faith by the Adviser pursuant to its policies and procedures. On a quarterly basis, the Adviser’s fair valuation determinations will be reviewed by the Trust’s Board of Trustees.
The Funds have a fundamental policy with respect to industry concentration that it will not invest 25% or more of the value of the Funds’ assets in securities of issuers in any one industry. Since inception the Funds have utilized BICS at the sub-industry level for defining industries for purposes of monitoring compliance with its industry concentration policy. However, at times, the Funds may utilize other industry classification systems such as MGECS or GICS, as applicable, for purposes other than compliance monitoring.
Fair Value Measurements — The inputs and valuation techniques used to measure fair value of the Funds’ investments are summarized into three levels as described in the hierarchy below:
•  Level 1 — quoted prices in active markets for identical securities;
• Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.); and
•  Level 3 — significant unobservable inputs (including the Funds’ own assumptions in determining the fair value of investments).

POLEN EQUITY FUNDS
Notes to Financial Statements (Continued)
October 31, 2024
(Unaudited)
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. Transfers in and out are recognized at the value at the end of the period.
Significant events (such as movement in the U.S. securities market, or other regional and local developments) may occur between the time that foreign markets close (where the security is principally traded) and the time that each Fund calculates its NAV (generally, the close of the NYSE) that may impact the value of securities traded in these foreign markets. As a result, each Fund fair values foreign securities using an independent pricing service which considers the correlation of the trading patterns of the foreign security to the intraday trading in the U.S. markets for investments such as American Depositary Receipts, financial futures, exchange traded funds and certain indexes as well as prices for similar securities. Such fair valuations are categorized as Level 2 in the hierarchy.
Securities listed on a non-U.S. exchange are generally fair valued daily by an independent fair value pricing service approved by the Trust's Board of Trustees and categorized as Level 2 investments within the hierarchy. The fair valuations for these securities may not be the same as quoted or published prices of the securities on their primary markets. Securities for which daily fair value prices from the independent fair value pricing service are not available are generally valued at the last quoted sale price at the close of an exchange on which the security is traded and categorized as Level 1 investments within the hierarchy. Values of foreign securities, currencies, and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars at the exchange rate of said currencies against the U.S. dollar, as of valuation time, as provided by an independent pricing service approved by the Board of Trustees.
The following is a summary of the inputs used, as of October 31, 2024, in valuing each Fund's investments carried at fair value:
Funds	Total Value at 10/31/24	Level 1 Quoted Price	Level 2 Other Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Polen Growth Fund
Assets
Common Stocks*	$6,679,466,737	$6,679,466,737	$—	$—
Short-Term Investment	38,108,924	38,108,924	—	—
Total Assets	$6,717,575,661	$6,717,575,661	$—	$—
Polen Global Growth Fund
Assets
Common Stocks
Australia	$7,578,744	$—	$7,578,744	$—
Canada	15,624,012	15,624,012	—	—
Denmark	10,136,464	—	10,136,464	—
France	9,456,171	—	9,456,171	—
Germany	34,438,284	—	34,438,284	—
Ireland	21,656,720	21,656,720	—	—
United Kingdom	6,580,401	—	6,580,401	—
United States	274,773,099	274,773,099	—	—
Uruguay	10,582,654	10,582,654	—	—
Short-Term Investment	8,753,526	8,753,526	—	—
Total Assets	$399,580,075	$331,390,011	$68,190,064	$—

POLEN EQUITY FUNDS
Notes to Financial Statements (Continued)
October 31, 2024
(Unaudited)
Funds	Total Value at 10/31/24	Level 1 Quoted Price	Level 2 Other Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Polen International Growth Fund
Assets
Common Stocks
Australia	$3,029,808	$—	$3,029,808	$—
Brazil	2,401,136	2,401,136	—	—
Canada	8,155,817	8,155,817	—	—
Denmark	6,361,102	—	6,361,102	—
France	11,262,825	—	11,262,825	—
Germany	40,270,251	—	40,270,251	—
India	9,050,692	—	9,050,692	—
Ireland	30,656,208	25,143,005	5,513,203	—
Japan	4,280,682	—	4,280,682	—
Netherlands	7,761,207	—	7,761,207	—
Spain	5,983,019	—	5,983,019	—
Sweden	6,404,981	—	6,404,981	—
Switzerland	4,018,474	1,878,733	2,139,741	—
United Kingdom	23,842,620	—	23,842,620	—
United States	15,223,637	15,223,637	—	—
Uruguay	14,720,112	14,720,112	—	—
Short-Term Investment	10,657,567	10,657,567	—	—
Total Assets	$204,080,138	$78,180,007	$125,900,131	$—
Polen U.S. Small Company Growth Fund
Assets
Common Stocks*	$43,266,024	$43,266,024	$—	$—
Short-Term Investment	1,630,648	1,630,648	—	—
Total Assets	$44,896,672	$44,896,672	$—	$—

POLEN EQUITY FUNDS
Notes to Financial Statements (Continued)
October 31, 2024
(Unaudited)
Funds	Total Value at 10/31/24	Level 1 Quoted Price	Level 2 Other Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Polen Emerging Markets Growth Fund
Assets
Common Stocks
Brazil	$526,790	$526,790	$—	$—
China	5,076,761	1,625,153	3,451,608	—
Hong Kong	966,267	—	966,267	—
Hungary	592,411	—	592,411	—
India	2,263,722	—	2,263,722	—
Indonesia	961,907	585,316	376,591	—
Ireland	775,394	775,394	—	—
Mexico	590,911	590,911	—	—
Netherlands	1,440,147	1,008,485	—	431,662
Poland	1,168,386	571,789	596,597	—
Singapore	583,833	—	583,833	—
Taiwan	2,366,096	—	2,366,096	—
United States	1,006,880	1,006,880	—	—
Uruguay	1,070,463	1,070,463	—	—
Vietnam	1,275,727	—	1,275,727	—
Short-Term Investment	337,053	337,053	—	—
Total Assets	$21,002,748	$8,098,234	$12,472,852	$431,662
Polen U.S. SMID Company Growth Fund
Assets
Common Stocks*	$11,015,341	$11,015,341	$—	$—
Short-Term Investment	155,939	155,939	—	—
Total Assets	$11,171,280	$11,171,280	$—	$—

*	Please refer to Portfolio of Investments for further details on portfolio holdings.
The following is a reconciliation of assets in which Level 3 inputs were used in determining value on the Polen Emerging Markets Growth Fund:
Asset Type	Common Stocks
Balance as of April 30, 2024	$611*
Sales	(229,190)
Realized gain (loss)	(1,168,271)
Changed in unrealized appreciation (depreciation)	1,828,512
Balance as of October 31, 2024	$431,662
Net change in unrealized appreciation/(depreciation) on investments held at October 31, 2024	$902,147
*    Nebius Group NV was formerly know as Yandex NV on April 30, 2024.

POLEN EQUITY FUNDS
Notes to Financial Statements (Continued)
October 31, 2024
(Unaudited)
At the end of each quarter, management evaluates the classification of Levels 1, 2 and 3 assets and liabilities. Various factors are considered, such as changes in liquidity from the prior reporting period; whether or not a broker is willing to execute at the quoted price; the depth and consistency of prices from third-party pricing services; and the existence of contemporaneous, observable trades in the market. Additionally, management evaluates the classification of Level 1 and Level 2 assets and liabilities on a quarterly basis for changes in listings or delistings on national exchanges.
Due to the inherent uncertainty of determining the fair value of investments that do not have a readily available market value, the fair value of the Funds’ investments may fluctuate from period to period. Additionally, the fair value of investments may differ significantly from the values that would have been used had a ready market existed for such investments and may differ materially from the values the Funds may ultimately realize. Further, such investments may be subject to legal and other restrictions on resale or otherwise less liquid than publicly traded securities.
For fair valuations using significant unobservable inputs, U.S. generally accepted accounting principles (“U.S. GAAP”) require the Funds to present a reconciliation of the beginning to ending balances for reported market values that present changes attributable to total realized and unrealized gains or losses, purchase and sales, and transfers in and out of Level 3 during the period. A reconciliation of Level 3 investments is presented only when the Funds have an amount of Level 3 investments at the end of the reporting period that was meaningful in relation to their net assets. The amounts and reasons for all transfers in and out of Level 3 are disclosed when the Funds had an amount of transfers during the reporting period that was meaningful in relation to their net assets as of the end of the reporting period.
There are significant unobservable inputs used in the fair value measurement of the Funds’ Level 3 investments. Generally, a change in the assumptions used in any input in isolation may be accompanied by a change in another input. Significant changes in any of the unobservable inputs may significantly impact the fair value measurement. The impact is based on the relationship between each unobservable input and the fair value measurement.
For the period ended October 31, 2024, there were no transfers in or out of Level 3.
Use of Estimates — The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the amounts reported in the financial statements and accompanying notes at the date of the financial statements and the reported amounts of revenues and expenses during the period. Actual results could differ from those estimates and those differences could be material.
Investment Transactions, Investment Income and Expenses — Investment transactions are recorded on trade date for financial statement preparation purposes. Realized gains and losses on investments sold are recorded on the identified cost basis. Interest income is recorded on the accrual basis. Dividends are recorded on the ex-dividend date. The Funds may be subject to foreign taxes on income, a portion of which may be recoverable. The Funds apply for refunds where available. Distribution (12b-1) fees relating to a specific class are charged directly to that class. Fund level expenses common to all classes, investment income and realized and unrealized gains and losses on investments are generally allocated to each class of each Fund based upon the relative daily net assets of each class of each Fund. The Funds may be subject to foreign taxes on unrealized and realized gains on certain foreign investments. The Funds may also be subject to foreign taxes on income, a portion of which may be recoverable. The Funds apply for refunds where available. The Funds will accrue such taxes and reclaims, as applicable, based upon the current interpretation of tax rules and regulations that exist in the market in which the Fund invests. General expenses of the Trust are generally allocated to each Fund under methodologies approved by the Board of Trustees. Expenses directly attributable to a particular Fund in the Trust are charged directly to that Fund. The Funds’ investment income, expenses (other than class-specific expenses) and unrealized and realized gains and losses are allocated daily to each class of shares based upon the relative proportion of net assets of each class at the beginning of the day.
Foreign Currency Translation — Assets and liabilities initially expressed in non-U.S. currencies are translated into U.S. dollars based on the applicable exchange rates at the date of the last business day of the financial statement period. Purchases and sales of securities, interest income, dividends, variation margin received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rates in effect on the transaction date. The Funds do not separately report the effect of changes in foreign exchange rates from changes in market prices of securities held. Such changes are included with the net realized gain or loss and

POLEN EQUITY FUNDS
Notes to Financial Statements (Continued)
October 31, 2024
(Unaudited)
change in unrealized appreciation or depreciation on investments in the Statements of Operations. Other foreign currency transactions resulting in realized and unrealized gain or loss are reported separately as net realized gain or loss and change in unrealized appreciation or depreciation on foreign currency transactions in the Statements of Operations.
Cash and Cash Equivalents — Cash and cash equivalents include cash and overnight investments in interest-bearing demand deposits with a financial institution with original maturities of three months or less. Each Fund maintains deposits with a high quality financial institution in an amount that is in excess of federally insured limits.
Dividends and Distributions to Shareholders — Dividends from net investment income and distributions from net realized capital gains, if any, are declared and paid to shareholders and are recorded on ex-date. Income dividends and capital gain distributions are determined in accordance with U.S. federal income tax regulations, which may differ from U.S. GAAP.
U.S. Tax Status — No provision is made for U.S. income taxes as it is each Fund's intention to continue to qualify for and elect the tax treatment applicable to regulated investment companies under Subchapter M of the Internal Revenue Code of 1986, as amended (“Internal Revenue Code”), and make the requisite distributions to its shareholders which will be sufficient to relieve it from U.S. income and excise taxes.
Other — In the normal course of business, the Funds may enter into contracts that provide general indemnifications. The Funds’ maximum exposure under these arrangements is dependent on claims that may be made against the Funds in the future, and therefore, cannot be estimated; however, based on experience, the risk of material loss for such claims is considered remote.
Currency Risk — Each Fund invests in securities of foreign issuers, including American Depositary Receipts. These markets are subject to special risks associated with foreign investments not typically associated with investing in U.S. markets. Because the foreign securities in which each Fund may invest generally trade in currencies other than the U.S. dollar, changes in currency exchange rates will affect each Fund's NAV, the value of dividends and interest earned and gains and losses realized on the sale of securities. Because the NAV for each Fund is determined on the basis of U.S. dollars, each Fund may lose money by investing in a foreign security if the local currency of a foreign market depreciates against the U.S. dollar, even if the local currency value of each Fund's holdings goes up. Generally, a strong U.S. dollar relative to these other currencies will adversely affect the value of each Fund's holdings in foreign securities.
Foreign Securities Market Risk — Securities of many non-U.S. companies may be less liquid and their prices more volatile than securities of comparable U.S. companies. Securities of companies traded in many countries outside the U.S., particularly emerging markets countries, may be subject to further risks due to the inexperience of local investment professionals and financial institutions, the possibility of permanent or temporary termination of trading and greater spreads between bid and asked prices of securities. In addition, non-U.S. stock exchanges and investment professionals are subject to less governmental regulation, and commissions may be higher than in the United States. Also, there may be delays in the settlement of non-U.S. stock exchange transactions.
Emerging Markets Risk — The securities of issuers located or doing substantial business in emerging market countries tend to be more volatile and less liquid than the securities of issuers located in countries with more mature economies. Emerging markets generally have less diverse and less mature economic structures and less stable political systems than those of developed countries. Investments in these countries may be subject to political, economic, legal, market and currency risks. The risks may include less protection of property rights and uncertain political and economic policies, the imposition of capital controls and/or foreign investment limitations by a country, nationalization of businesses and the imposition of sanctions by other countries, such as the United States. Recent statements by U.S. securities and accounting regulatory agencies have expressed concern regarding information access and audit quality regarding issuers in China and other emerging market countries, which could present heightened risks associated with investments in these markets.
Equity Securities Risk — Stock markets are volatile. The price of equity securities fluctuates based on changes in a company’s financial condition, historical and prospective earnings of the company, interest rates, investor perceptions and overall market and economic conditions. The prices of securities change in response to many factors including the value of its assets.

POLEN EQUITY FUNDS
Notes to Financial Statements (Continued)
October 31, 2024
(Unaudited)
Growth Style Risk — Growth stocks may be more volatile than other stocks because they are generally more sensitive to investor perceptions and market movements. In addition, growth stocks as a group may be out of favor at times and underperform the overall equity market for long periods while the market concentrates on other types of stocks, such as “value” stocks.
Recent Accounting Pronouncement — In November 2023, the FASB issued Accounting Standards Update (ASU), ASU 2023-07, Segment Reporting (Topic 280) – Improvements to Reportable Segment Disclosures, which improves reportable segment disclosure requirements, primarily through enhanced disclosures about segment expenses. In addition, the ASU clarifies that a public entity with a single reportable segment provide all disclosures required by the ASU and all existing segment disclosures in Topic 280. The amendments under this ASU are effective for fiscal years beginning after December 15, 2023. Management expects that adoption of the guidance will not have a material impact on the Funds’ financial statements.
2. Transactions with Related Parties and Other Service Providers
For its services, PCM is paid a monthly fee at the annual rate based on average daily net assets of each Fund as shown in the table below:
Polen Growth Fund	0.85%
Polen Global Growth Fund	0.85%
Polen International Growth Fund	0.85%
Polen U.S. Small Company Growth Fund	1.00%
Polen Emerging Markets Growth Fund	1.00%
Polen U.S. SMID Company Growth Fund	1.00%
The Adviser has contractually agreed to reduce its investment advisory fee and/or reimburse certain expenses of the Funds to the extent necessary to ensure that the Funds’ total operating expenses (excluding taxes, fees and expenses attributable to a distribution or service plan adopted by the Trust, interest, extraordinary items, “Acquired Fund Fees and Expenses” and brokerage commissions) do not exceed (on an annual basis) the percentages set forth in the table below of each Fund's average daily net assets (the “Expense Limitations”). The Expense Limitations will remain in place until the termination date set forth below, unless the Board of Trustees approves their earlier termination. The table below reflects the Expense Limitation amounts, as a percentage of average daily net assets, in effect during the six months ended October 31, 2024.
	Institutional Class	Investor Class	Class Y	Termination Date
Polen Growth Fund	1.00%	1.25%	N/A	August 31, 2025
Polen Global Growth Fund	1.10%	1.35%	N/A	August 31, 2025
Polen International Growth Fund	1.10%	1.35%	N/A	August 31, 2025
Polen U.S. Small Company Growth Fund	1.10%	1.35%	1.00%	August 31, 2025
Polen Emerging Markets Growth Fund	1.25%	N/A	N/A	August 31, 2025
Polen U.S. SMID Company Growth Fund	1.05%	N/A	N/A	August 31, 2025
The Adviser is entitled to recover, subject to approval by the Board of Trustees, such amounts reduced or reimbursed for a period of up to three (3) years from the date on which each Adviser reduced its compensation and/or assumed expenses for such Fund. The Adviser is permitted to seek reimbursement from a Fund, subject to certain limitations, for fees it waived and Fund expenses it paid to the extent the total annual fund operating expenses do not exceed the limits described above or any lesser limits in effect at the time of reimbursement. No recoupment will occur unless the Fund's expenses are below the Expense Limitation amount.

POLEN EQUITY FUNDS
Notes to Financial Statements (Continued)
October 31, 2024
(Unaudited)
For the six months ended October 31, 2024, the amount of advisory fees earned and waived and/or reimbursed was as follows:
	Gross Advisory Fee	Waiver/ Reimbursements	Net Advisory Fee/ (Reimbursement)
Polen Growth Fund	$31,115,686	$—	$31,115,686
Polen Global Growth Fund	1,928,247	—	1,928,247
Polen International Growth Fund	980,036	—	980,036
Polen U.S. Small Company Growth Fund	272,207	(101,866)	170,341
Polen Emerging Markets Growth Fund	100,903	(48,284)	52,619
Polen U.S. SMID Company Growth Fund	85,679	(58,769)	26,910
No Funds recouped any fees for the period ended October 31, 2024.
As of October 31, 2024, the Polen Growth Fund, Polen Global Growth Fund and Polen International Growth Fund have no additional funds available to be recouped.
As of October 31, 2024, the amount of potential recovery was as follows:
	Expiration
	04/30/2025	04/30/2026	04/30/2027	10/31/2027	Total
Polen U.S. Small Company Growth Fund	$124,637	$297,730	$174,781	$101,866	$699,014
Polen Emerging Markets Growth Fund	29,704	125,725	101,892	48,284	305,605
Polen U.S. SMID Company Growth Fund	25,429	130,457	113,466	58,769	328,121
Other Service Providers
The Bank of New York Mellon (“BNY Mellon”) serves as administrator and custodian for the Funds. For providing administrative and accounting services, BNY Mellon is entitled to receive a monthly fee equal to an annual percentage rate of the Funds’ average daily net assets and is subject to certain minimum monthly fees. For providing certain custodial services, BNY Mellon is entitled to receive a monthly fee, subject to certain minimum, and out of pocket expenses.
BNY Mellon Investment Servicing (US) Inc. (the “Transfer Agent”) provides transfer agent services to the Funds. The Transfer Agent is entitled to receive a monthly fee, subject to certain minimum, and out of pocket expenses.
The Trust, on behalf of the Funds, has entered into agreements with financial intermediaries to provide recordkeeping, processing, shareholder communications and other services to customers of the intermediaries investing in the Funds and has agreed to compensate the intermediaries for providing those services. The fees incurred by the Funds for these services are included in Transfer agent fees in the Statements of Operations.
Foreside Funds Distributors LLC (the “Underwriter”) provides principal underwriting services to the Funds pursuant to an underwriting agreement between the Trust and the Underwriter.
The Trust and the Underwriter are parties to an underwriting agreement. The Trust has adopted a distribution plan for the Investor Class shares of the Funds in accordance with Rule 12b-1 under the 1940 Act. Pursuant to the Investor Class shares plan, the Funds compensate the Underwriter for direct and indirect costs and expenses incurred in connection with advertising, marketing and other distribution services in an amount not to exceed 0.25% on an annualized basis of the average daily net assets of the Funds' Investor Class shares.

POLEN EQUITY FUNDS
Notes to Financial Statements (Continued)
October 31, 2024
(Unaudited)
Trustees and Officers
The Trust is governed by its Board of Trustees. The Trustees receive compensation in the form of an annual retainer and per meeting fees for their services to the Trust. An employee of BNY Mellon serves as the Secretary of the Trust and is not compensated by the Funds or the Trust.
JW Fund Management LLC (“JWFM”) provides a Principal Executive Officer and Principal Financial Officer to the Trust. Chenery Compliance Group, LLC (“Chenery”) provides the Trust with a Chief Compliance Officer and an Anti-Money Laundering Officer. JWFM and Chenery are compensated for their services provided to the Trust.
3. Investment in Securities
For the six months ended October 31, 2024, aggregated purchases and sales of investment securities (excluding short-term investments) of the Funds were as follows:
	Purchases	Sales
Polen Growth Fund	$1,360,542,262	$2,572,196,241
Polen Global Growth Fund	46,190,477	138,024,285
Polen International Growth Fund	32,813,199	63,532,819
Polen U.S. Small Company Growth Fund	14,351,729	38,192,183
Polen Emerging Markets Growth Fund	4,437,125	4,028,307
Polen U.S. SMID Company Growth Fund	4,116,964	11,645,167
4. Capital Share Transactions
For six months ended October 31, 2024 and the year ended April 30, 2024, transactions in capital shares (authorized shares unlimited) were as follows:
	For the Six Months Ended October 31, 2024 (Unaudited)		For the Year Ended April 30, 2024
	Shares	Amount	Shares	Amount
Polen Growth Fund:
Institutional Class
Sales	5,945,972	$269,676,559	27,679,788	$1,110,002,990
Reinvestments	—	—	—	—
Redemption Fees	—	20	—	1,011
Redemptions	(34,817,326)	(1,585,257,244)	(55,100,848)	(2,213,308,918)
Net decrease	(28,871,354)	$(1,315,580,665)	(27,421,060)	$(1,103,304,917)
Investor Class
Sales	806,368	$35,709,763	1,893,764	$74,381,194
Reinvestments	—	—	—	—
Redemption Fees	—	1	—	37
Redemptions	(1,942,195)	(85,925,535)	(2,410,628)	(95,066,550)
Net decrease	(1,135,827)	$(50,215,771)	(516,864)	$(20,685,319)
Total net decrease	(30,007,181)	$(1,365,796,436)	(27,937,924)	$(1,123,990,236)

POLEN EQUITY FUNDS
Notes to Financial Statements (Continued)
October 31, 2024
(Unaudited)
	For the Six Months Ended October 31, 2024 (Unaudited)		For the Year Ended April 30, 2024
	Shares	Amount	Shares	Amount

Polen Global Growth Fund:
Institutional Class
Sales	588,983	$15,285,760	2,886,946	$68,127,136
Reinvestments	—	—	—	—
Redemptions	(3,637,555)	(95,180,035)	(5,050,706)	(118,020,862)
Net decrease	(3,048,572)	$(79,894,275)	(2,163,760)	$(49,893,726)
Investor Class
Sales	46,268	$1,162,808	167,208	$3,813,564
Reinvestments	—	—	—	—
Redemptions	(135,526)	(3,456,890)	(284,905)	(6,571,567)
Net decrease	(89,258)	$(2,294,082)	(117,697)	$(2,758,003)
Total net decrease	(3,137,830)	$(82,188,357)	(2,281,457)	$(52,651,729)

Polen International Growth Fund:
Institutional Class
Sales	732,120	$12,074,228	5,317,620	$82,616,045
Reinvestments	—	—	47,013	739,038
Redemptions	(2,855,525)	(47,009,067)	(5,880,839)	(91,269,291)
Net decrease	(2,123,405)	$(34,934,839)	(516,206)	$(7,914,208)
Investor Class
Sales	30,815	$500,367	109,240	$1,616,198
Reinvestments	—	—	62	965
Redemptions	(34,943)	(569,157)	(128,342)	(1,875,092)
Net decrease	(4,128)	$(68,790)	(19,040)	$(257,929)
Total net decrease	(2,127,533)	$(35,003,629)	(535,246)	$(8,172,137)

Polen U.S. Small Company Growth Fund:
Institutional Class
Sales	382,644	$5,353,084	944,305	$12,861,188
Reinvestments	—	—	—	—
Redemptions	(1,850,828)	(25,442,559)	(2,376,948)	(32,300,917)
Net decrease	(1,468,184)	$(20,089,475)	(1,432,643)	$(19,439,729)
Investor Class
Sales	11,272	$150,321	64,823	$859,142
Reinvestments	—	—	—	—
Redemptions	(139,659)	(1,878,560)	(154,530)	(2,061,547)
Net decrease	(128,387)	$(1,728,239)	(89,707)	$(1,202,405)
Class Y
Sales	10,600	$148,781	36,536	$506,036
Reinvestments	—	—	—	—
Redemptions	(69,105)	(943,133)	(56,983)	(784,443)
Net decrease	(58,505)	$(794,352)	(20,447)	$(278,407)
Total net decrease	(1,655,076)	$(22,612,066)	(1,542,797)	$(20,920,541)

POLEN EQUITY FUNDS
Notes to Financial Statements (Continued)
October 31, 2024
(Unaudited)
	For the Six Months Ended October 31, 2024 (Unaudited)		For the Year Ended April 30, 2024
	Shares	Amount	Shares	Amount

Polen Emerging Markets Growth Fund:
Institutional Class
Sales	17,583	$144,343	49,546	$390,847
Reinvestments	—	—	875	6,719
Redemptions	(19,644)	(160,019)	(53,766)	(422,580)
Net decrease	(2,061)	$(15,676)	(3,345)	$(25,014)

Polen U.S. SMID Company Growth Fund:
Institutional Class
Sales	22,434	$171,530	804,403	$5,691,485
Reinvestments	—	—	—	—
Redemptions	(1,023,555)	(8,037,835)	(1,306,727)	(9,300,823)
Net decrease	(1,001,121)	$(7,866,305)	(502,324)	$(3,609,338)

5. Federal Tax Information
The Funds have followed the authoritative guidance on accounting for and disclosure of uncertainty in tax positions, which requires the Funds to determine whether a tax position is more likely than not to be sustained upon examination, including resolution of any related appeals or litigation processes, based on the technical merits of the position. Tax positions not deemed to meet the more-likely-than-not threshold would be recorded as tax benefit or expense in the current year. Each Fund have determined that there was no effect on the financial statements from following this authoritative guidance. In the normal course of business, the Funds are subject to examination by federal, state and local jurisdictions, where applicable, for tax years for which applicable statutes of limitations have not expired.
The tax character of distributions paid by the Funds during the year ended April 30, 2024, were as follows:
	Ordinary Income Dividend	Long-Term Capital Gain Dividend	Total Distributions Paid*
Polen International Growth Fund	$780,569	$—	$780,569
Polen Emerging Markets Growth Fund	6,719	—	6,719

*	Distributions will not tie to Statements of Changes in Net Assets because distributions are recognized when actually paid for tax purposes.
As of April 30, 2024, the components of distributable earnings on a tax basis were as follows:
	Capital Loss Carryforward	Undistributed Ordinary Income	Unrealized Appreciation/ (Depreciation)	Qualified Late-Year Losses
Polen Growth Fund	$(408,212,350)	$—	$3,192,266,139	$(10,881,289)
Polen Global Growth Fund	(24,134,559)	—	136,411,300	(6,357)
Polen International Growth Fund	(28,153,138)	601,582	37,047,590	—
Polen U.S. Small Company Growth Fund	(46,269,747)	—	317,071	(224,171)
Polen Emerging Markets Growth Fund	(5,266,756)	5,488	(1,738,082)	—
Polen U.S. SMID Company Growth Fund	(6,755,907)	—	(1,096,147)	(51,244)

POLEN EQUITY FUNDS
Notes to Financial Statements (Continued)
October 31, 2024
(Unaudited)
The differences between the book and tax basis components of distributable earnings relate primarily to the timing and recognition of income and gains for federal income tax purposes. Foreign currency and short-term capital gains are reported as ordinary income for federal income tax purposes.
As of October 31, 2024, the federal tax cost, aggregate gross unrealized appreciation and depreciation of securities held by each Fund were as follows:
	Federal Tax Cost*	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation
Polen Growth Fund	$3,704,557,154	$3,047,862,402	$(34,843,895)	$3,013,018,507
Polen Global Growth Fund	272,702,757	129,913,827	(3,036,509)	126,877,318
Polen International Growth Fund	162,711,251	51,821,930	(10,453,043)	41,368,887
Polen U.S. Small Company Growth Fund	36,541,419	11,377,481	(3,022,228)	8,355,253
Polen Emerging Markets Growth Fund	20,214,657	3,276,895	(2,488,804)	788,091
Polen U.S. SMID Company Growth Fund	9,209,754	2,608,703	(647,177)	1,961,526

*	Because tax adjustments are calculated annually at the end of each Fund’s fiscal year, the above table does not reflect tax adjustments for the current fiscal year. For the previous year’s federal income tax information, please refer to the Notes to Financial Statements section in each Fund’s most recent annual report.
Pursuant to federal income tax rules applicable to regulated investment companies, the Funds may elect to treat certain capital losses between November 1 and April 30 and late year ordinary losses ((i) ordinary losses between January 1 and April 30, and (ii) specified ordinary and currency losses between November 1 and April 30) as occurring on the first day of the following tax year. For the year ended April 30, 2024, any amount of losses elected within the tax return will not be recognized for federal income tax purposes until May 1, 2024. For the year ended April 30, 2024, the Funds deferred to May 1, 2024 the following losses:
	Late-Year Ordinary Losses Deferral	Short-Term Capital Loss Deferral	Long-Term Capital Loss Deferral
Polen Growth Fund	$10,881,289	$—	$—
Polen Global Growth Fund	6,357	—	—
Polen U.S. Small Company Growth Fund	224,171	—	—
Polen U.S. SMID Company Growth Fund	51,244	—	—
Accumulated capital losses represent net capital loss carryforwards as of April 30, 2024 that may be available to offset future realized capital gains and thereby reduce future capital gains distributions. As of April 30, 2024, the Funds’ capital loss carryforward, which were comprised of both short-term losses and long-term losses, and had an unlimited period of capital loss carryover were as follows:
	Capital Loss Carryforward
	Short-Term	Long-Term
Polen Growth Fund	$408,212,350	$—
Polen Global Growth Fund	10,483,595	13,650,964
Polen International Growth Fund	27,081,081	1,072,057
Polen U.S. Small Company Growth Fund	28,792,785	17,476,962
Polen Emerging Markets Growth Fund	1,611,348	3,655,408
Polen U.S. SMID Company Growth Fund	1,989,978	4,765,929

POLEN EQUITY FUNDS
Notes to Financial Statements (Concluded)
October 31, 2024
(Unaudited)
For the year ended April 30, 2024, the following Funds utilized capital losses as follows:
Capital Losses Utilized
Polen Growth Fund	$125,296,232
Polen Global Growth Fund	15,558,094
Polen International Growth Fund	1,677,120
6. Subsequent Events
Management has evaluated the impact of all subsequent events on each Fund through the date the financial statements were issued, and has determined that there are no subsequent events requiring recognition or disclosure in the financial statements.

POLEN EQUITY FUNDS
Other Information
(Unaudited)
Proxy Voting
Policies and procedures that the Funds use to determine how to vote proxies relating to portfolio securities as well as information regarding how the Funds voted proxies relating to portfolio securities for the most recent 12-month period ended June 30 are available without charge, upon request, by calling (888) 678-6024 and on the Securities and Exchange Commission's (“SEC”) website at http://www.sec.gov.
Quarterly Portfolio Schedules
Each Fund files its complete schedule of portfolio holdings with the SEC for the first and third fiscal quarters of each fiscal year (quarters ended July 31 and January 31) as an exhibit to its reports on Form N-PORT. The Funds' portfolio holdings on Form N-PORT are available on the SEC's website at http://www.sec.gov.
Board Considerations with Respect to the Approval of the Continuation of the Investment Advisory Agreement with Polen Capital Management, LLC (“Polen”) with respect to Polen Growth Fund, Polen Global Growth Fund, Polen International Growth Fund, Polen U.S. Small Company Growth Fund, Polen Emerging Markets Growth Fund and Polen U.S. SMID Company Growth Fund
At an in-person meeting held on September 16-17, 2024 (the “Meeting”), the Board of Trustees (the “Board” or the “Trustees”) of FundVantage Trust (the “Trust”), including a majority of the Trustees who are not “interested persons” within the meaning of Section 2(a)(19) of the Investment Company Act of 1940, as amended (the “1940 Act”) (the “Independent Trustees”), unanimously approved the continuation of the Investment Advisory Agreement between Polen Capital Management, LLC (“Polen” or the “Adviser”) and the Trust (the “Polen Agreement”) on behalf of the Polen Growth Fund, Polen Global Growth Fund, Polen International Growth Fund, Polen U.S. Small Company Growth Fund, Polen Emerging Markets Growth Fund and Polen U.S. SMID Company Growth Fund (together, the “Polen Funds”). At the Meeting, the Board considered the continuation of the Polen Agreement with respect to the Polen Funds for an additional one-year period.
In determining whether to continue the Polen Agreement for an additional one year period, the Trustees, including the Independent Trustees, considered information provided by the Adviser in response to a request for information in accordance with Section 15(c) of the 1940 Act (the “Polen 15(c) Response”) regarding (i) services performed by Polen for the Polen Funds, (ii) the size and qualifications of Polen’s portfolio management staff, (iii) any potential or actual material conflicts of interest which may arise in connection with the portfolio managers’ management of the Polen Funds, (iv) investment performance of the Polen Funds, (v) Polen’s financial condition, (vi) brokerage selection procedures (including soft dollar arrangements, if any), (vii) the procedures for allocating investment opportunities between the Polen Funds and other clients, (viii) results of any independent audit or regulatory examination, including any recommendations or deficiencies noted, (ix) any litigation, investigation or administrative proceeding which may have a material impact on Polen’s ability to service the Polen Funds, and (x) compliance with the Polen Funds’ investment objectives, policies and practices (including codes of ethics and proxy voting policies), federal securities laws and other regulatory requirements. In addition to the information in the Polen 15(c) Response, the Trustees received additional information at Board meetings throughout the year covering matters such as the performance of each Polen Fund compared to its Lipper Classification and its benchmark; compliance with the Polen Funds’ investment objectives, policies, strategies and limitations; the compliance of portfolio management personnel with applicable codes of ethics; and the adherence to pricing procedures as established by the Board.
The Board noted that representatives of Polen joined the Meeting via videoconference and discussed Polen’s history, performance, investment strategy, and compliance program. Representatives of Polen responded to questions from the Board. In addition to the Polen 15(c) Response, the Trustees also considered other factors they believed to be relevant to considering the continuation of the Polen Agreement, including the matters discussed below. In their deliberations, the Trustees did not identify any particular information as controlling, and different Trustees may have attributed different weights to the various factors. After deliberating, the Trustees determined that the overall arrangement between the Polen Funds and Polen, as provided by the terms of the Polen Agreement, including the advisory fees under the Polen Agreement, was fair and reasonable in light of the services provided, expenses incurred and such other matters as the Trustees considered relevant.

POLEN EQUITY FUNDS
Other Information (Continued)
(Unaudited)
Based on the Polen 15(c) Response, the Trustees concluded that (i) the nature, extent and quality of the services provided by Polen are appropriate and consistent with the terms of the Polen Agreement, (ii) that the quality of those services has been, and continues to be, consistent with industry norms, (iii) the Polen Funds are likely to benefit from the continued provision of those services, (iv) Polen has sufficient personnel, with the appropriate skills and experience, to serve the Polen Funds effectively and has demonstrated its continuing ability to attract and retain qualified personnel, and (v) the satisfactory nature, extent, and quality of services currently provided to the Polen Funds is likely to continue under the Polen Agreement.
The Trustees considered the investment performance for the Polen Funds and Polen. The Trustees reviewed historical performance charts which showed the performance of the Polen Funds as compared to their respective benchmark indices and Lipper categories for the year-to-date, one-year, two-year, three-year, five-year, ten-year and since inception periods ended June 30, 2024, as applicable. The Trustees considered the short-term and long-term performance of the Polen Funds, as applicable. The Trustees noted that they considered performance reports provided at Board meetings throughout the year.
Polen Growth Fund. The Trustees noted that the Polen Growth Fund’s Institutional Class shares underperformed the Lipper Large-Cap Growth Classification and the Russel 1000 Total Return Index for the year-to-date, one-year, three-year, five-year and ten-year periods ended June 30, 2024. The Trustees further noted that the Polen Growth Fund’s Institutional Class shares outperformed the S&P 500 Total Return Index for the ten-year period ended June 30, 2024, and underperformed for the year-to-date, one-year, three-year and five-year periods ended June 30, 2024.
Polen Global Growth Fund. The Trustees noted that the Polen Global Growth Fund’s Institutional Class shares outperformed the Lipper Global Large-Cap Growth Classification and the MSCI All Country World Index (Net Returns) for the since inception (December 30, 2014) period ended June 30, 2024, and underperformed each of the Lipper Global Large-Cap Growth Classification and the MSCI All Country World Index (Net Returns) for the year-to-date, one-year, three-year and five-year periods ended June 30, 2024.
Polen International Growth Fund. The Trustees noted that the Polen International Growth Fund’s Institutional Class shares underperformed the Lipper International Large-Cap Growth Classification for the year-to-date, one-year, three-year, five-year, ten-year and since inception (December 30, 2016) periods ended June 30, 2024. The Trustees further noted that the Polen International Growth Fund’s Institutional Class shares outperformed the MSCI All Country World ex USA Index (Net Returns) for since inception period ended June 30, 2024, and underperformed for the year-to-date, one-year, three-year and five-year periods ended June 30, 2024.
Polen U.S. Small Company Growth Fund. The Trustees noted that the Polen U.S. Small Company Growth Fund’s Institutional Class shares underperformed the Lipper Small-Cap Growth Classification and the Russell 2000 Growth Total Return Index for the year-to-date, one-year, three-year, five-year and since exception (October 31, 2017) periods ended June 30, 2024.
Polen Emerging Markets Growth Fund. The Trustees noted that the Polen Emerging Markets Growth Fund’s Institutional Class shares underperformed the Lipper Emerging Markets Classification and the MSCI Emerging Markets Index (Net Returns) for the for the year-to-date, one-year, three-year and since inception (October 16, 2020) periods ended June 30, 2024.
Polen U.S. SMID Company Growth Fund. The Trustees noted that the Polen U.S. SMID Company Growth Fund’s Institutional Class shares underperformed the Lipper Mid-Cap Growth Classification and the Russell 2500 Growth Total Return Index for the year-to-date, one-year, three-year and since inception (March 31, 2021) periods ended June 30, 2024.
The Trustees concluded noted that the short- and medium-term performance of each of the Polen Funds had underperformed its applicable Lipper Classification and benchmark index and that the long-term performance was generally in-line with the performance relative to other mutual funds with similar investment objectives, strategies and policies (i.e., mutual funds in each Polen Fund’s Lipper Classification) based on the information provided at the Meeting.
The Trustees noted that the representatives of Polen had provided information regarding its advisory fees and an analysis of these fees in relation to the services provided to the Polen Funds and any other ancillary benefit resulting from Polen’s relationship with the Polen Funds.

POLEN EQUITY FUNDS
Other Information (Continued)
(Unaudited)
The Trustees also reviewed information regarding the fees Polen charges to certain other clients and evaluated explanations provided by Polen as to differences in fees charged to the Polen Funds and other similarly managed accounts, where applicable. The Trustees also reviewed a peer comparison of advisory fees and total expenses for each Polen Fund versus those funds in the Polen Fund’s applicable Lipper category (the “Peer Group”), regardless of asset size. The Trustees concluded that the advisory fees and services provided by Polen are consistent with those of other advisers that manage mutual funds with investment objectives, strategies and policies similar to those of the Polen Funds as measured by the information provided by Polen.
The Board considered, among other date, the specific factors and related conclusions set forth below with respect to each Fund:
Polen Growth Fund. The contractual advisory fee and net total expense ratio for the Polen Growth Fund’s Institutional Class shares were higher than the median of the contractual advisory fee and net total expense ratio for those funds in the Polen Growth Fund’s Peer Group but generally within the range of contractual fees and net expense ratios of the funds in the Peer Group.
Polen Global Growth Fund. The contractual advisory fee and net total expense ratio for the Polen Global Growth Fund’s Institutional Class shares were higher than the median of the contractual advisory fee and net total expense ratio for those funds in the Polen Global Growth Fund’s Peer Group but generally within the range of contractual fees and net expense ratios of the funds in the Peer Group.
Polen International Growth Fund. The contractual advisory fee and net total expense ratio for the Polen International Growth Fund’s Institutional Class shares were higher than the median of the contractual advisory fee and net total expense ratio for those funds in the Polen International Growth Fund’s Peer Group but generally within the range of contractual fees and net expense ratios of the funds in the Peer Group.
Polen U.S. Small Company Growth Fund. The contractual advisory fee and net total expense ratio for the Polen U.S. Small Company Growth Fund’s Institutional Class shares were higher than the median of the contractual advisory fee and net total expense ratio for those funds in the Polen U.S. Small Company Growth Fund’s Peer Group but generally within the range of contractual fees and net expense ratios of the funds in the Peer Group.
Polen Emerging Markets Growth Fund. The contractual advisory fee and net total expense ratio for the Polen Emerging Markets Growth Fund’s Institutional Class shares were higher than the median of the contractual advisory fee and net total expense ratio for those funds in the Polen Emerging Markets Growth Fund’s Peer Group but generally within the range of contractual fees and net expense ratios of the funds in the Peer Group.
Polen U.S. SMID Company Growth Fund. The contractual advisory fee and net total expense ratio for the Polen U.S. SMID Company Growth Fund’s Institutional Class shares were higher than the median of the contractual advisory fee and net total expense ratio for those funds in the Polen U.S. SMID Company Growth Fund’s Peer Group but generally within the range of contractual fees and net expense ratios of the funds in the Peer Group.
The Trustees considered the costs of the services provided by Polen, the compensation and benefits received by Polen in providing services to the Polen Funds, Polen’s profitability and certain additional information related to Polen’s financial condition. In addition, the Trustee’s considered any direct or indirect revenues received by affiliates of Polen.
The Trustees considered the extent to which economies of scale would be realized relative to fee levels as the Polen Funds grow, and whether the advisory fee levels reflect those economics of scale for the benefit of shareholders. The Trustees considered and determined that economics of scale for the benefit of shareholders should be achieved if assets of the Polen Funds increase because fixed expenses will be spread across a larger asset base. The Trustees also noted that the Polen Funds’ advisory fees do not include “breakpoint” reductions in the advisory fee rates at specified asset levels but that Polen has contractually agreed to waive fees and/or reimburse certain expenses of the Polen Funds for the benefit of shareholders. With respect to the Polen Growth Fund, the Trustees noted that on January 1, 2017, the Fund’s advisory fee was reduced from 1.00% to 0.85%. The Trustees also noted that the contractual advisory fee reduction across all assets of the Polen Growth Fund rather than the implementation of breakpoint reductions at specified asset levels allowed shareholders to benefit from economies of scale sooner than through the implementation of breakpoint reductions.

POLEN EQUITY FUNDS
Other Information (Concluded)
(Unaudited)
At the Meeting, after consideration of all the factors and taking into consideration the information presented, the Board, including the Independent Trustees, unanimously approved the continuation of the Polen Agreement for an additional one-year period. In arriving at their decision, the Trustees did not identify any single matter as controlling, but made their determination in light of all the circumstances.

Investment Adviser
Polen Capital Management, LLC
1825 NW Corporate Blvd.
Suite 300
Boca Raton, FL 33431
Administrator
The Bank of New York Mellon
103 Bellevue Parkway
Wilmington, DE 19809
Transfer Agent
BNY Mellon Investment Servicing (US) Inc.
500 Ross Street, 154-0520
Pittsburgh, PA 15262
Principal Underwriter
Foreside Funds Distributors LLC
Three Canal Plaza, Suite 100
Portland, ME 04101
Custodian
The Bank of New York Mellon
240 Greenwich Street
New York, NY 10286
Independent Registered Public Accounting Firm
PricewaterhouseCoopers LLP
Two Commerce Square, Suite 1800
2001 Market Street
Philadelphia, PA 19103-7042
Legal Counsel
Troutman Pepper Hamilton Sanders LLP
3000 Two Logan Square
18th and Arch Streets
Philadelphia, PA 19103
POL-1024

Polen Bank Loan Fund
Polen U.S. High Yield Fund
Polen Opportunistic High Yield Fund
of
FundVantage Trust
Institutional Class
Investor Class
Class Y
Semi-Annual Financials and Additional Information
October 31, 2024
(Unaudited)
This report is submitted for the general information of shareholders and is not authorized for distribution to prospective investors unless preceded or accompanied by a current prospectus.

POLEN BANK LOAN FUND
Portfolio of Investments
October 31, 2024
(Unaudited)
	Par Value	Value
SENIOR LOANS†(a) — 83.6%
Consumer Discretionary Products — 9.0%
DexKo Global, Inc., First Lien Closing Date Dollar Term Loan, 8.615% (SOFR +401 bps), 10/4/28	$127,304	$ 122,225
DexKo Global, Inc., 2023 Incremental Term Loans, 8.854% (SOFR +425 bps), 10/4/28	44,588	43,272
MajorDrive Holdings IV, LLC, 2022 Incremental Term Loan, 10.254% (SOFR +565 bps), 6/1/29	218,409	219,957
RealTruck Group, Inc., Second Amendment Incremental Term Loan, 9.80% (SOFR +511 bps), 1/31/28	164,175	163,594
Recess Holdings, Inc., Initial Term Loans, 9.085% (SOFR +450 bps), 2/21/30	89,774	90,328
Varsity Brands, Inc., Initial Term Loan, 8.821% (SOFR +375 bps), 8/26/31	185,000	184,500
		823,876
Consumer Discretionary Services — 1.3%
Learning Care Group U.S. No.2, Inc., 2024 Refinancing Term Loans, 9.113% (SOFR +400 bps), 8/11/28	118,380	118,957
Consumer Staple Products — 1.5%
Fiesta Purchaser, Inc., Initial Term Loan, 8.685% (SOFR +400 bps), 2/12/31	139,650	140,210
Financial Services — 2.7%
Kestra Advisor Services Holdings A, Inc., Initial Term Loan, 9.057% (SOFR +400 bps), 3/19/31	44,888	45,098
Nexus Buyer, LLC, Refinancing Term Loan, 8.685% (SOFR +400 bps), 7/31/31	179,550	179,261
Nexus Buyer, LLC, Second Lien Term Loan, 11.035% (SOFR +635 bps), 11/5/29	25,000	24,955
		249,314
	Par Value	Value
SENIOR LOANS — (Continued)
Health Care — 15.0%
Aveanna Healthcare, LLC, First Lien 2021 Extended Term Loan, 8.907% (SOFR +385 bps), 7/17/28	$189,110	$ 185,257
Aveanna Healthcare, LLC, Initial Term Loan, 12.207% (SOFR +715 bps), 12/10/29	85,000	80,564
Charlotte Buyer, Inc., First Refinancing Term Loan, 2/11/28(b)	125,000	126,203
CVET Midco 2 LP, Initial Term Loan, 9.604% (SOFR +500 bps), 10/13/29(b)	163,249	155,227
EyeCare Partners, LLC, Tranche B Term Loan, 5.717% (SOFR +110 bps), 11/30/28	142,372	105,498
EyeCare Partners, LLC, Tranche C Term Loan, 11.467% (SOFR +685 bps), 11/30/28(c)(d)	7,178	1,220
EyeCare Partners, LLC, Second Lien Initial Term Loan, 11.597% (SOFR +701 bps), 11/15/29	20,000	5,900
Heartland Dental, LLC, 2024 New Term Loans, 9.185% (SOFR +450 bps), 4/28/28	209,025	208,942
Medical Solutions Holdings, Inc., Initial Term Loan, 8.185% (SOFR +360 bps), 11/1/28	201,951	152,243
Packaging Coordinators Midco, Inc., 2024 Replacement Term Loan, 7.835% (SOFR +325 bps), 11/30/27	86,948	87,159
Sharp Services LLC, Tranche D Term Loan, 7.876% (SOFR +325 bps), 12/31/28	62,353	62,354
SM Wellness Holdings, Inc., First Lien Initial Term Loan, 9.347% (SOFR +476 bps), 4/17/28	203,086	200,547
		1,371,114
Industrial Products — 6.1%
Dynamo US Bidco, Inc., Facility B (USD) Loan, 8.245% (SOFR +400 bps), 9/25/31	20,000	20,063
Engineered Machinery Holdings, Inc., Incremental USD First Lien Term Loan, 8.615% (SOFR +401 bps), 5/19/28	63,973	64,262

The accompanying notes are an integral part of the financial statements.
1

POLEN BANK LOAN FUND
Portfolio of Investments (Continued)
October 31, 2024
(Unaudited)
	Par Value	Value
SENIOR LOANS — (Continued)
Industrial Products — (Continued)
Engineered Machinery Holdings, Inc., Second Lien Amendment No. 3 Incremental Term Loan, 10.865% (SOFR +626 bps), 5/21/29	$ 40,000	$ 40,110
Engineered Machinery Holdings, Inc., Second Lien Incremental Amendment No. 2 Term Loan, 11.365% (SOFR +650 bps), 5/21/29	185,000	185,926
LMSF12 Crown US Commercial Bidco, LLC, Term Loan B, 10/14/31(b)	185,000	185,231
Nvent Electric Public Ltd. Co., Term Loan B, 9/12/31(b)	60,000	60,131
		555,723
Industrial Services — 7.6%
Golden State Foods, LLC, Term Loan B, 10/7/31(b)	160,000	160,300
Infinite Bidco, LLC, First Lien Term Loan, 8.597% (SOFR +401 bps), 3/2/28	68,564	67,651
Infinite Bidco, LLC, Second Lien Initial Term Loan, 11.847% (SOFR +726 bps), 3/2/29	105,000	90,431
LaserShip, Inc., First Lien Initial Term Loan, 9.365% (SOFR +476 bps), 5/7/28(d)	166,782	72,133
RLG Holdings, LLC, First Lien Closing Date Initial Term Loan, 9.05% (SOFR +436 bps), 7/7/28	188,066	185,749
Viad Corp., Initial Term Loan, 8.935% (SOFR +425 bps), 7/30/28	114,281	114,746
		691,010
Insurance — 4.2%
AssuredPartners, Inc., 2024 Term Loan, 8.185% (SOFR +350 bps), 2/14/31	245,000	245,630
Asurion, LLC, New B-4 Term Loan, 10.05% (SOFR +536 bps), 1/20/29	140,000	134,025
		379,655
	Par Value	Value
SENIOR LOANS — (Continued)
Materials — 9.1%
Aruba Investments Holdings, LLC, First Lien Initial Dollar Term Loan, 8.785% (SOFR +410 bps), 11/24/27	$131,913	$ 132,012
Aruba Investments Holdings, LLC, Second Lien Initial Term Loan, 12.535% (SOFR +785 bps), 11/24/28(b)	100,000	95,715
Clydesdale Acquisition Holdings, Inc., Term B Loan, 7.86% (SOFR +318 bps), 4/13/29	36,154	36,106
CP Iris Holdco I, Inc., First Lien Initial Term Loan, 8.185% (SOFR +350 bps), 10/2/28	179,787	179,405
LABL, Inc., Initial Dollar Term Loan, 9.785% (SOFR +510 bps), 10/29/28	183,952	180,320
Oscar AcquisitionCo, LLC, Term B Loan, 8.854% (SOFR +425 bps), 4/29/29	127,859	127,000
SCIH Salt Holdings, Inc., First Lien Incremental Term B-1 Loan, 8.085% (SOFR +350 bps), 3/16/27	78,518	78,808
		829,366
Media — 11.2%
Arches Buyer, Inc., Refinancing Term Loan, 8.035% (SOFR +335 bps), 12/6/27	231,913	222,680
Auction.com, LLC, Term Loan, 10.274% (SOFR +600 bps), 5/26/28	350,453	325,375
Clear Channel Outdoor Holdings, Inc., 2024 Refinancing Term Loan, 8.80% (SOFR +411 bps), 8/21/28	118,790	118,536
McGraw-Hill Education, Inc., 2024 Term Loan, 8.604% (SOFR +400 bps), 8/1/31	43,292	43,541
MH Sub I, LLC, Second Lien Term Loan, 10.935% (SOFR +625 bps), 2/23/29	315,000	309,587
		1,019,719

The accompanying notes are an integral part of the financial statements.
2

POLEN BANK LOAN FUND
Portfolio of Investments (Continued)
October 31, 2024
(Unaudited)
	Par Value	Value
SENIOR LOANS — (Continued)
Retail & Wholesale - Discretionary — 5.9%
Foundation Building Materials, Inc., 2024 Incremental Term Loan, 8.585% (SOFR +400 bps), 1/29/31	$163,937	$ 161,767
Mavis Tire Express Services Topco Corp., Term Loan, 8.185% (SOFR +350 bps), 5/4/28	14,159	14,212
Sweetwater Borrower, LLC, Initial Term Loan, 9.05% (SOFR +436 bps), 8/7/28	46,066	46,182
Touchtunes Music Group, LLC, Tranche B-1 Term Loans, 9.354% (SOFR +475 bps), 4/2/29	179,007	179,399
Wand NewCo 3, Inc., Initial Term Loan, 7.854% (SOFR +325 bps), 1/30/31	134,550	134,718
		536,278
Software & Technology Services — 4.8%
Azalea TopCo, Inc., Initial Term Loan, 8.185% (SOFR +350 bps), 4/30/31	125,000	125,056
Cloudera, Inc., Second Lien Term Loan, 10.785% (SOFR + 610 bps), 10/8/29	75,000	72,000
Connectwise, LLC, Initial Term Loan, 8.365% (SOFR +376 bps), 9/29/28	89,654	89,750
Skopima Consilio, First Lien Initial Term Loan, 8.80% (SOFR +411 bps), 5/12/28	147,365	147,540
		434,346
Technology Hardware & Semiconductors — 2.6%
Altar Bidco, Inc., Second Lien Initial Term Loan, 9.747% (SOFR +560 bps), 2/1/30	240,000	235,387
Telecommunications — 1.7%
CCI Buyer, Inc., First Lien Initial Term Loan, 8.604% (SOFR +400 bps), 12/17/27	158,372	158,642
Utilities — 0.9%
Discovery Energy Holding Corp., Initial Dollar Term Loan, 9.354% (SOFR +475 bps), 5/1/31	79,800	80,299
TOTAL SENIOR LOANS (Cost $7,644,325)		7,623,896
	Par Value	Value
CORPORATE BONDS† — 9.4%
Consumer Discretionary Products — 1.7%
Dornoch Debt Merger Sub, Inc., 6.625%, 10/15/29(e)	$ 90,000	$ 76,142
Real Hero Merger Sub 2, Inc., 6.25%, 2/1/29(e)	95,000	83,054
		159,196
Consumer Discretionary Services — 0.8%
Scientific Games Holdings LP, 6.625%, 3/1/30(e)	70,000	68,242
Consumer Staple Products — 0.8%
Fiesta Purchaser, Inc., 9.625%, 9/15/32(e)	65,000	68,105
Industrial Products — 0.5%
Madison IAQ, LLC, 5.875%, 6/30/29(e)	50,000	47,473
Materials — 5.6%
Baffinland Iron Mines Corp., 8.75%, 7/15/26(e)	295,000	267,262
Oscar AcquisitionCo., LLC, 9.50%, 4/15/30(e)	200,000	195,569
SCIH Salt Holdings, Inc., 6.625%, 5/1/29(e)	50,000	48,705
		511,536
TOTAL CORPORATE BONDS (Cost $856,729)		854,552

TOTAL INVESTMENTS - 93.0% (Cost $8,501,054)		8,478,448
OTHER ASSETS IN EXCESS OF LIABILITIES - 7.0%		638,270
NET ASSETS - 100.0%		$9,116,718

(a)	Floating rate note. Coupon rate, reference index and spread shown at October 31, 2024.
(b)	All or a portion of this Senior Loan will settle after October 31, 2024, at which time the interest rate will be determined. Rates shown, if any, are for the settled portion.
(c)	Security is fair valued by the Adviser in accordance with the policies established by the Board of Trustees.
(d)	Security is deemed illiquid at October 31, 2024.

The accompanying notes are an integral part of the financial statements.
3

POLEN BANK LOAN FUND
Portfolio of Investments (Concluded)
October 31, 2024
(Unaudited)
(e)	Securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities were purchased in accordance with the guidelines approved by the Fund’s Board of Trustees and may be resold, in transactions exempt from registration, to qualified institutional buyers. At October 31, 2024, these securities amounted to $854,552 or 9.37% of net assets. These securities have been determined by the Fund's adviser to be liquid securities, unless otherwise noted.
†	See Note 1. The industry designations set forth in the schedule above are those of the Bloomberg Industry Classification System (“BICS”).
LLC	Limited Liability Company
LP	Limited Partnership
SOFR	Secured Overnight Funding Rate
USD	United States Dollar

The accompanying notes are an integral part of the financial statements.
4

POLEN U.S. HIGH YIELD FUND
Portfolio of Investments
October 31, 2024
(Unaudited)
	Par Value	Value
CORPORATE BONDS† — 86.1%
Consumer Discretionary Products — 5.8%
Adient Global Holdings Ltd., 8.25%, 4/15/31(a)	$ 20,000	$ 20,725
Dornoch Debt Merger Sub, Inc., 6.625%, 10/15/29(a)	74,000	62,605
Real Hero Merger Sub 2, Inc., 6.25%, 2/1/29(a)	76,000	66,443
Thor Industries, Inc., 4.00%, 10/15/29(a)	40,000	36,546
		186,319
Consumer Discretionary Services — 7.3%
1011778 BC ULC, 4.00%, 10/15/30(a)	25,000	22,583
Cedar Fair LP, 5.25%, 7/15/29	15,000	14,459
Hilton Domestic Operating Co., Inc., 4.00%, 5/1/31(a)	20,000	18,235
Penn Entertainment, Inc., 4.125%, 7/1/29(a)	26,000	23,364
Scientific Games Holdings LP, 6.625%, 3/1/30(a)	94,000	91,639
Six Flags Entertainment Corp., 7.25%, 5/15/31(a)	31,000	31,801
Station Casinos, LLC, 4.625%, 12/1/31(a)	26,000	23,648
Yum! Brands, Inc., 5.375%, 4/1/32	8,000	7,802
		233,531
Consumer Staple Products — 2.5%
Energizer Holdings, Inc., 4.75%, 6/15/28(a)	15,000	14,416
Fiesta Purchaser, Inc., 9.625%, 9/15/32(a)	10,000	10,478
Post Holdings, Inc., 5.50%, 12/15/29(a)	25,000	24,412
Simmons Foods, Inc., 4.625%, 3/1/29(a)	33,000	30,654
		79,960
Financial Services — 4.0%
Focus Financial Partners, LLC, 6.75%, 9/15/31(a)	32,000	31,912
Jane Street Group, Inc., 6.125%, 11/1/32(a)	64,000	64,072
VFH Parent, LLC, 7.50%, 6/15/31(a)	32,000	32,883
		128,867
	Par Value	Value
CORPORATE BONDS — (Continued)
Health Care — 4.6%
ModivCare Escrow Issuer, Inc., 5.00%, 10/1/29(a)	$111,000	$ 75,663
Molina Healthcare, Inc., 3.875%, 5/15/32(a)	26,000	23,075
Pediatrix Medical Group, Inc., 5.375%, 2/15/30(a)	50,000	47,817
		146,555
Industrial Products — 6.1%
ATS Corp., 4.125%, 12/15/28(a)	25,000	23,529
Chart Industries, Inc., 7.50%, 1/1/30(a)	16,000	16,663
Madison IAQ, LLC, 5.875%, 6/30/29(a)	34,000	32,282
SPX Flow, Inc., 8.75%, 4/1/30(a)	49,000	50,994
TransDigm, Inc., 4.625%, 1/15/29	50,000	47,532
Wabash National Corp., 4.50%, 10/15/28(a)	26,000	23,710
		194,710
Industrial Services — 3.0%
AMN Healthcare, Inc., 4.625%, 10/1/27(a)	23,000	22,199
Brundage-Bone Concrete Pumping Holdings, Inc., 6.00%, 2/1/26(a)	31,000	30,875
Dycom Industries, Inc., 4.50%, 4/15/29(a)	15,000	14,185
H&E Equipment Services, Inc., 3.875%, 12/15/28(a)	30,000	27,735
		94,994
Insurance — 1.5%
Alliant Holdings Intermediate, LLC, 7.375%, 10/1/32(a)	22,000	21,836
HUB International Ltd., 7.25%, 6/15/30(a)	24,000	24,819
		46,655
Materials — 11.0%
AmeriTex HoldCo Intermediate, LLC, 10.25%, 10/15/28(a)	46,000	48,463
ATI, Inc., 5.125%, 10/1/31	20,000	18,902
Avient Corp., 6.25%, 11/1/31(a)	8,000	8,026
Baffinland Iron Mines Corp., 8.75%, 7/15/26(a)	10,000	9,060
Century Aluminum Co., 7.50%, 4/1/28(a)	45,000	45,684
Ingevity Corp., 3.875%, 11/1/28(a)	45,000	41,461

The accompanying notes are an integral part of the financial statements.
5

POLEN U.S. HIGH YIELD FUND
Portfolio of Investments (Continued)
October 31, 2024
(Unaudited)
	Par Value	Value
CORPORATE BONDS — (Continued)
Materials — (Continued)
Intelligent Packaging Ltd. Finco, Inc., 6.00%, 9/15/28(a)	$ 32,000	$ 31,628
Kaiser Aluminum Corp., 4.50%, 6/1/31(a)	20,000	17,872
Oscar AcquisitionCo., LLC, 9.50%, 4/15/30(a)	66,000	64,538
SCIH Salt Holdings, Inc., 6.625%, 5/1/29(a)	68,000	66,239
		351,873
Media — 11.5%
Advantage Sales & Marketing, Inc., 6.50%, 11/15/28(a)	85,000	79,599
CCO Holdings, LLC, 4.75%, 3/1/30(a)	16,000	14,570
CCO Holdings, LLC, 7.375%, 3/1/31(a)	22,000	22,372
Clear Channel Outdoor Holdings, Inc., 9.00%, 9/15/28(a)	20,000	21,028
GrubHub Holdings, Inc., 5.50%, 7/1/27(a)	103,000	96,214
McGraw-Hill Education, Inc., 5.75%, 8/1/28(a)	32,000	31,320
McGraw-Hill Education, Inc., 8.00%, 8/1/29(a)	20,000	20,158
Outfront Media Capital, LLC, 4.625%, 3/15/30(a)	60,000	55,856
Scripps Escrow, Inc., 5.875%, 7/15/27(a)	27,000	24,042
		365,159
Oil & Gas — 8.4%
Antero Midstream Partners LP, 5.75%, 1/15/28(a)	35,000	34,845
Archrock Partners LP, 6.25%, 4/1/28(a)	20,000	20,064
Archrock Partners LP, 6.625%, 9/1/32(a)	20,000	20,105
DT Midstream, Inc., 4.375%, 6/15/31(a)	30,000	27,623
Harvest Midstream I LP, 7.50%, 9/1/28(a)	50,000	50,548
Parkland Corp., 4.625%, 5/1/30(a)	25,000	22,991
Teine Energy Ltd., 6.875%, 4/15/29(a)	91,000	89,940
		266,116
	Par Value	Value
CORPORATE BONDS — (Continued)
Real Estate — 4.6%
Howard Hughes Corp. (The), 4.375%, 2/1/31(a)	$ 46,000	$ 41,269
Kennedy-Wilson, Inc., 5.00%, 3/1/31	118,000	104,331
		145,600
Retail & Wholesale - Discretionary — 6.8%
Builders FirstSource, Inc., 4.25%, 2/1/32(a)	15,000	13,422
Dealer Tire, LLC, 8.00%, 2/1/28(a)	64,000	63,313
GYP Holdings III Corp., 4.625%, 5/1/29(a)	30,000	28,352
Mavis Tire Express Services Topco Corp., 6.50%, 5/15/29(a)	34,000	32,604
Patrick Industries, Inc., 4.75%, 5/1/29(a)	40,000	37,854
Patrick Industries, Inc., 6.375%, 11/1/32(a)	26,000	25,745
Wayfair, LLC, 7.25%, 10/31/29(a)	16,000	16,192
		217,482
Software & Technology Services — 4.5%
Dun & Bradstreet Corp. (The), 5.00%, 12/15/29(a)	35,000	34,230
Insight Enterprises, Inc., 6.625%, 5/15/32(a)	32,000	32,740
Open Text Holdings, Inc., 4.125%, 12/1/31(a)	16,000	14,383
Twilio, Inc., 3.625%, 3/15/29	30,000	27,651
UKG, Inc., 6.875%, 2/1/31(a)	32,000	32,818
		141,822
Technology Hardware & Semiconductors — 4.2%
Ciena Corp., 4.00%, 1/31/30(a)	5,000	4,619
Imola Merger Corp., 4.75%, 5/15/29(a)	30,000	28,715
TTM Technologies, Inc., 4.00%, 3/1/29(a)	25,000	23,396
Viasat, Inc., 5.625%, 9/15/25(a)	10,000	9,878
Viasat, Inc., 6.50%, 7/15/28(a)	46,000	34,622
Zebra Technologies Corp., 6.50%, 6/1/32(a)	32,000	32,763
		133,993

The accompanying notes are an integral part of the financial statements.
6

POLEN U.S. HIGH YIELD FUND
Portfolio of Investments (Concluded)
October 31, 2024
(Unaudited)
	Par Value	Value
CORPORATE BONDS — (Continued)
Telecommunications — 0.3%
Telesat Canada, 5.625%, 12/6/26(a)	$ 15,000	$ 6,658
Telesat Canada, 6.50%, 10/15/27(a)(b)	10,000	3,157
		9,815
TOTAL CORPORATE BONDS (Cost $2,661,554)		2,743,451
SENIOR LOANS†(c) — 9.8%
Consumer Discretionary Products — 1.9%
DexKo Global, Inc., First Lien Closing Date Dollar Term Loan, 8.615% (SOFR +401 bps), 10/4/28	9,774	9,385
RealTruck Goup, Inc., Initial Term Loan, 8.30% (SOFR +350 bps), 1/31/28	9,772	9,657
Varsity Brands, Inc., Initial Term Loan, 8.821% (SOFR +375 bps), 8/26/31	42,000	41,886
		60,928
Consumer Discretionary Services — 1.0%
Kuehg Corp., Term Loan, 7.839% (SOFR +325 bps), 6/12/30	30,942	31,054
Health Care — 0.6%
CVET Midco 2 LP, Initial Term Loan, 9.604% (SOFR +500 bps), 10/13/29	19,700	18,732
Insurance — 2.5%
Asurion, LLC, New B-4 Term Loan, 10.05% (SOFR +536 bps), 1/20/29	85,000	81,373
Materials — 1.0%
LABL, Inc., Initial Dollar Term Loan, 9.785% (SOFR +510 bps), 10/29/28	21,887	21,456
Oscar AcquisitionCo, LLC, Term B Loan, 8.854% (SOFR +425 bps), 4/29/29	9,800	9,734
		31,190
Media — 2.8%
Arches Buyer, Inc., Refinancing Term Loan, 8.035% (SOFR +335 bps), 12/6/27	9,796	9,406
	Par Value	Value
SENIOR LOANS — (Continued)
Media — (Continued)
Clear Channel Outdoor Holdings, Inc., 2024 Refinancing Term Loan, 8.80% (SOFR +411 bps), 8/21/28	$ 24,846	$ 24,793
MH Sub I, LLC, 2023 May New Term Loans, 8.935% (SOFR +425 bps), 5/3/28	9,799	9,749
MH Sub I, LLC, Second Lien Term Loan, 10.935% (SOFR +625 bps), 2/23/29	48,000	47,175
		91,123
TOTAL SENIOR LOANS (Cost $304,152)		314,400

TOTAL INVESTMENTS - 95.9% (Cost $2,965,706)		3,057,851
OTHER ASSETS IN EXCESS OF LIABILITIES - 4.1%		129,784
NET ASSETS - 100.0%		$3,187,635

(a)	Securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities were purchased in accordance with the guidelines approved by the Fund’s Board of Trustees and may be resold, in transactions exempt from registration, to qualified institutional buyers. At October 31, 2024, these securities amounted to $2,522,774 or 79.14% of net assets. These securities have been determined by the Fund's adviser to be liquid securities, unless otherwise noted.
(b)	Security is deemed illiquid at October 31, 2024.
(c)	Floating rate note. Coupon rate, reference index and spread shown at October 31, 2024.
†	See Note 1. The industry designations set forth in the schedule above are those of the Bloomberg Industry Classification System (“BICS”).
LLC	Limited Liability Company
LP	Limited Partnership
SOFR	Secured Overnight Funding Rate

The accompanying notes are an integral part of the financial statements.
7

POLEN OPPORTUNISTIC HIGH YIELD FUND
Portfolio of Investments
October 31, 2024
(Unaudited)
	Par Value	Value
CORPORATE BONDS† — 65.7%
Consumer Discretionary Products — 4.1%
Dornoch Debt Merger Sub, Inc., 6.625%, 10/15/29(a)	$ 9,290,000	$ 7,859,512
Real Hero Merger Sub 2, Inc., 6.25%, 2/1/29(a)	5,270,000	4,607,327
		12,466,839
Consumer Discretionary Services — 5.2%
Boyd Gaming Corp., 4.75%, 6/15/31(a)	1,610,000	1,503,444
Raising Cane's Restaurants, LLC, 9.375%, 5/1/29(a)	7,140,000	7,683,718
Scientific Games Holdings LP, 6.625%, 3/1/30(a)	5,450,000	5,313,115
Six Flags Entertainment Corp., 6.625%, 5/1/32(a)	1,430,000	1,458,175
		15,958,452
Consumer Staple Products — 5.5%
Fiesta Purchaser, Inc., 7.875%, 3/1/31(a)	5,030,000	5,279,272
Fiesta Purchaser, Inc., 9.625%, 9/15/32(a)	2,210,000	2,315,569
Post Holdings, Inc., 6.25%, 10/15/34(a)	1,590,000	1,573,806
Simmons Foods, Inc., 4.625%, 3/1/29(a)	8,040,000	7,468,485
		16,637,132
Financial Services — 1.5%
Focus Financial Partners, LLC, 6.75%, 9/15/31(a)	4,590,000	4,577,416
Health Care — 6.7%
Concentra Escrow Issuer Corp., 6.875%, 7/15/32(a)	2,215,000	2,276,227
Option Care Health, Inc., 4.375%, 10/31/29(a)	1,590,000	1,464,763
Sotera Health Holdings, LLC, 7.375%, 6/1/31(a)	4,890,000	5,014,548
Surgery Center Holdings, Inc., 7.25%, 4/15/32(a)	10,710,000	11,006,956
Tenet Healthcare Corp., 6.125%, 10/1/28	760,000	761,211
		20,523,705
Industrial Products — 9.8%
Chart Industries, Inc., 9.50%, 1/1/31(a)	4,150,000	4,465,055
	Par Value	Value
CORPORATE BONDS — (Continued)
Industrial Products — (Continued)
EMRLD Borrower LP, 6.625%, 12/15/30(a)	$2,230,000	$ 2,270,615
F-Brasile SpA, Series XR, 7.375%, 8/15/26(a)	4,690,000	4,705,477
Madison IAQ, LLC, 5.875%, 6/30/29(a)	8,510,000	8,080,012
Material Sciences Corp., 12.329%, 7/9/26(b)(c)	112,646	112,646
SPX Flow, Inc., 8.75%, 4/1/30(a)	6,025,000	6,270,254
TK Elevator Holdco GmbH, 7.625%, 7/15/28(a)	1,660,000	1,674,922
TransDigm, Inc., 4.875%, 5/1/29	1,660,000	1,587,166
TransDigm, Inc., 6.625%, 3/1/32(a)	850,000	866,582
		30,032,729
Insurance — 6.6%
AssuredPartners, Inc., 7.50%, 2/15/32(a)	6,520,000	6,571,489
HUB International Ltd., 7.375%, 1/31/32(a)	10,970,000	11,199,854
Jones Deslauriers Insurance Management, Inc., 8.50%, 3/15/30(a)	2,090,000	2,215,793
		19,987,136
Materials — 14.0%
AmeriTex HoldCo Intermediate, LLC, 10.25%, 10/15/28(a)	1,350,000	1,422,273
Baffinland Iron Mines Corp., 8.75%, 7/15/26(a)	12,480,000	11,306,557
Century Aluminum Co., 7.50%, 4/1/28(a)	12,415,000	12,603,795
Constellium SE, 6.375%, 8/15/32(a)	1,650,000	1,626,010
Intelligent Packaging Ltd. Finco, Inc., 6.00%, 9/15/28(a)	2,300,000	2,273,282
Northwest Acquisitions ULC, 7.125%, 11/1/22(a)(c)(d)	1,650,000	1,997
Oscar AcquisitionCo., LLC, 9.50%, 4/15/30(a)	7,040,000	6,884,011
SCIH Salt Holdings, Inc., 6.625%, 5/1/29(a)	6,663,000	6,490,427
Specialty Steel Holdings, Inc., 15.289%, 11/15/26(b)(c)	195,000	195,000
		42,803,352
Media — 5.0%
CCO Holdings, LLC, 4.50%, 5/1/32	1,840,000	1,567,228

The accompanying notes are an integral part of the financial statements.
8

POLEN OPPORTUNISTIC HIGH YIELD FUND
Portfolio of Investments (Continued)
October 31, 2024
(Unaudited)
	Par Value	Value
CORPORATE BONDS — (Continued)
Media — (Continued)
CCO Holdings, LLC , 4.50%, 6/1/33(a)	$1,890,000	$ 1,574,010
CCO Holdings, LLC , 4.25%, 1/15/34(a)	2,930,000	2,343,981
Clear Channel Outdoor Holdings, Inc., 9.00%, 9/15/28(a)	920,000	967,274
Clear Channel Outdoor Holdings, Inc., 7.875%, 4/1/30(a)	5,420,000	5,530,133
McGraw-Hill Education, Inc., 8.00%, 8/1/29(a)	2,700,000	2,721,365
McGraw-Hill Education, Inc., 7.375%, 9/1/31(a)	540,000	553,579
Sterling Entertainment Enterprises, LLC, 10.25%, 1/15/25(b)(c)(e)	100,000	94,180
		15,351,750
Oil & Gas — 0.4%
Teine Energy Ltd., 6.875%, 4/15/29(a)	1,150,000	1,136,603
Retail & Wholesale - Discretionary — 3.0%
High Ridge Brands Escrow, 8.875%, 3/15/25(b)(c)	125,000	—
Patrick Industries, Inc., 6.375%, 11/1/32(a)	4,904,000	4,855,855
Wand NewCo 3, Inc., 7.625%, 1/30/32(a)	4,150,000	4,294,756
		9,150,611
Retail & Wholesale - Staples — 0.4%
US Foods, Inc., 4.625%, 6/1/30(a)	1,250,000	1,187,164
Software & Technology Services — 3.5%
AthenaHealth Group, Inc., 6.50%, 2/15/30(a)	6,440,000	6,094,607
UKG, Inc., 6.875%, 2/1/31(a)	4,420,000	4,532,936
		10,627,543
TOTAL CORPORATE BONDS (Cost $199,363,404)		200,440,432
SENIOR LOANS†(f) — 30.9%
Consumer Discretionary Products — 1.9%
DexKo Global, Inc., 2023 Incremental Term Loans, 8.854% (SOFR +425 bps), 10/4/28	774,150	751,313
	Par Value	Value
SENIOR LOANS — (Continued)
Consumer Discretionary Products — (Continued)
RealTruck Goup, Inc., Initial Term Loan, 8.30% (SOFR +350 bps), 1/31/28	$2,240,972	$ 2,214,674
Varsity Brands, Inc., Initial Term Loan, 8.821% (SOFR +375 bps), 8/26/31	2,710,000	2,702,669
		5,668,656
Consumer Discretionary Services — 1.4%
Learning Care Group U.S. No.2, Inc., 2024 Refinancing Term Loans, 8.603% - 9.113% (SOFR +400 bps), 8/11/28	4,187,806	4,208,221
Financial Services — 0.8%
Nexus Buyer, LLC, Refinancing Term Loan, 8.685% (SOFR +400 bps), 7/31/31	1,487,273	1,484,878
Nexus Buyer, LLC, Second Lien Term Loan, 11.035% (SOFR +635 bps), 11/5/29	920,000	918,349
		2,403,227
Health Care — 6.2%
Aveanna Healthcare, LLC, First Lien 2021 Extended Term Loan, 8.907% (SOFR +385 bps), 7/17/28	2,898,069	2,839,021
Aveanna Healthcare, LLC, Initial Term Loan, 12.207% (SOFR +715 bps), 12/10/29	4,000,000	3,791,260
CVET Midco 2 LP, Initial Term Loan, 9.604% (SOFR +500 bps), 10/13/29(g)	3,166,329	3,010,736
EyeCare Partners, LLC, Tranche B Term Loan, 5.717% (SOFR +110 bps), 11/30/28	2,995,678	2,219,798
EyeCare Partners, LLC, Tranche C Term Loan, 11.467% (SOFR +685 bps), 11/30/28(b)(c)	273,566	46,506
Medical Solutions Holdings, Inc., Second Lien Term Loan, 11.685% (SOFR +710 bps), 11/1/29(c)	1,770,000	1,185,900
Packaging Coordinators Midco, Inc., 2024 Replacement Term Loan, 7.835% (SOFR +325 bps), 11/30/27	4,503,766	4,514,733

The accompanying notes are an integral part of the financial statements.
9

POLEN OPPORTUNISTIC HIGH YIELD FUND
Portfolio of Investments (Continued)
October 31, 2024
(Unaudited)
	Par Value	Value
SENIOR LOANS — (Continued)
Health Care — (Continued)
Sharp Services LLC, Tranche D Term Loan, 7.876% (SOFR +325 bps), 12/31/28	$408,972	$ 408,972
SM Wellness Holdings, Inc., Second Lien Initial Term Loan, 12.847% (SOFR +826 bps), 4/16/29(c)	1,030,000	1,004,250
		19,021,176
Industrial Products — 3.2%
Dynamo US Bidco, Inc., Facility B (USD) Loan, 8.245% (SOFR +400 bps), 9/25/31	270,000	270,844
Engineered Machinery Holdings, Inc., Incremental USD First Lien Term Loan, 8.615% (SOFR +401 bps), 5/19/28	1,107,197	1,112,196
Engineered Machinery Holdings, Inc., Second Lien Amendment No. 3 Incremental Term Loan, 10.865% (SOFR +626 bps), 5/21/29	2,705,812	2,713,253
Engineered Machinery Holdings, Inc., Second Lien Incremental Amendment No. 2 Term Loan, 11.365% (SOFR +650 bps), 5/21/29	3,456,499	3,473,799
LMSF12 Crown US Commercial Bidco, LLC, Term Loan B, 10/14/31(g)	1,550,000	1,551,937
Madison Safety & Flow, LLC, Initial Term Loan, 7.968% (SOFR +325 bps), 9/26/31	704,000	707,668
		9,829,697
Industrial Services — 1.7%
Golden State Foods, LLC, Term Loan B, 10/7/31(g)	1,050,000	1,051,969
Infinite Bidco, LLC, Second Lien Initial Term Loan, 11.847% (SOFR +726 bps), 3/2/29	4,245,740	3,656,644
LaserShip, Inc., Second Lien Initial Loan, 12.365% (SOFR +750 bps), 5/7/29(c)	3,280,000	628,677
		5,337,290
	Par Value	Value
SENIOR LOANS — (Continued)
Insurance — 1.5%
Asurion, LLC, New B-4 Term Loan, 10.05% (SOFR +536 bps), 1/20/29(g)	$4,890,000	$ 4,681,319
Materials — 3.4%
Arctic Canadian Diamond Company Ltd., Second Lien Term Loan, 10.00%, 12/31/27(b)(c)(e)	370,501	370,500
Aruba Investments Holdings, LLC, First Lien Initial Dollar Term Loan, 8.785% (SOFR +410 bps), 11/24/27	1,670,287	1,671,540
Aruba Investments Holdings, LLC, Second Lien Initial Term Loan, 12.535% (SOFR +785 bps), 11/24/28(g)	6,260,000	5,991,728
LABL, Inc., Initial Dollar Term Loan, 9.785% (SOFR +510 bps), 10/29/28	2,345,888	2,299,568
		10,333,336
Media — 7.0%
Arches Buyer, Inc., Refinancing Term Loan, 8.035% (SOFR +335 bps), 12/6/27	4,884,316	4,689,871
Auction.com, LLC, Term Loan, 10.274% (SOFR +600 bps), 5/26/28	6,521,150	6,054,496
Clear Channel Outdoor Holdings, Inc., 2024 Refinancing Term Loan, 8.80% (SOFR +411 bps), 8/21/28	1,410,000	1,406,983
MH Sub I, LLC, Second Lien Term Loan, 10.935% (SOFR +625 bps), 2/23/29(g)	9,350,000	9,189,320
		21,340,670
Retail & Wholesale - Discretionary — 1.5%
Touchtunes Music Group, LLC, Tranche B-1 Term Loans, 9.354% (SOFR +475 bps), 4/2/29	4,475,387	4,485,189
Software & Technology Services — 0.9%
Cloudera, Inc., Second Lien Term Loan, 10.785% (SOFR + 610 bps), 10/8/29	770,000	739,200
Skopima Consilio, Second Lien Initial Term Loan, 12.30% (SOFR +761 bps), 5/14/29	2,050,000	2,026,938
		2,766,138

The accompanying notes are an integral part of the financial statements.
10

POLEN OPPORTUNISTIC HIGH YIELD FUND
Portfolio of Investments (Concluded)
October 31, 2024
(Unaudited)
	Par Value	Value
SENIOR LOANS — (Continued)
Technology Hardware & Semiconductors — 1.2%
Altar Bidco, Inc., Second Lien Initial Term Loan, 9.747% (SOFR +560 bps), 2/1/30	$3,794,939	$ 3,722,000
Telecommunications — 0.2%
CCI Buyer, Inc., First Lien Initial Term Loan, 8.604% (SOFR +400 bps), 12/17/27	588,475	589,476
TOTAL SENIOR LOANS (Cost $98,177,054)		94,386,395
	Number of Shares
COMMON STOCKS† — 0.4%
Industrial Products — 0.2%
Utex Industries, Inc.(b)(c)*	7,506	517,539
Materials — 0.2%
Arctic Canadian Diamond Co. Ltd.(b)(c)(e)*	541	84,937
Burgundy Diamond Mines Ltd.(c)(e)*	983,076	71,166
Real Alloy Holding, Inc.(b)(c)*	3	238,216
Specialty Steel Holdings, Inc.(b)(c)*	1	150,342
		544,661
Retail & Wholesale - Discretionary — 0.0%
ATD New Holdings, Inc.(b)(c)*	2,940	29
Software & Technology Services — 0.0%
Skillsoft Corp.*	1,638	25,012
TOTAL COMMON STOCKS (Cost $1,139,177)		1,087,241
	Par Value
WARRANTS† — 0.0%
Industrial Products — 0.0%
Utex Industries Holdings, LLC, Strike Price: $114.76, 12/3/25(b)(c)*	$1,150	—
TOTAL WARRANTS (Cost $—)		—

TOTAL INVESTMENTS - 97.0% (Cost $298,679,635)		295,914,068
OTHER ASSETS IN EXCESS OF LIABILITIES - 3.0%		9,245,765
NET ASSETS - 100.0%		$305,159,833

(a)	Securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities were purchased in accordance with the guidelines approved by the Fund’s Board of Trustees and may be resold, in transactions exempt from registration, to qualified institutional buyers. At October 31, 2024, these securities amounted to $196,123,001 or 64.27% of net assets. These securities have been determined by the Fund's adviser to be liquid securities, unless otherwise noted.
(b)	Security is fair valued by the Adviser in accordance with the policies established by the Board of Trustees.
(c)	Security is deemed illiquid at October 31, 2024.
(d)	Security is currently in default.
(e)	Security deemed to be restricted as of October 31, 2024. As of October 31, 2024, the fair value of restricted securities in the aggregate was $620,783, representing 0.20% of the Fund’s net assets. Additional information on restricted securities can be found in Note 1.
(f)	Floating rate note. Coupon rate, reference index and spread shown at October 31, 2024.
(g)	All or a portion of this Senior Loan will settle after October 31, 2024, at which time the interest rate will be determined. Rates shown, if any, are for the settled portion.
†	See Note 1. The industry designations set forth in the schedule above are those of the Bloomberg Industry Classification System (“BICS”).
*	Non-income producing.
LLC	Limited Liability Company
LP	Limited Partnership
SOFR	Secured Overnight Funding Rate
USD	United States Dollar

The accompanying notes are an integral part of the financial statements.
11

POLEN FIXED INCOME FUNDS
Statements of Assets and Liabilities
October 31, 2024
(Unaudited)
	Polen Bank Loan Fund	Polen U.S. High Yield Fund	Polen Opportunistic High Yield Fund
Assets
Investments, at value*	$8,478,448	$3,057,851	$295,914,068
Cash and cash equivalents	929,016	85,067	12,253,544
Receivables:
Investments sold	253,121	15,941	2,615,521
Interest	51,663	40,947	3,663,246
Investment adviser	4,820	7,394	—
Prepaid expenses and other assets	11,309	11,950	58,565
Total Assets	9,728,377	3,219,150	314,504,944
Liabilities
Payables:
Investments purchased	572,050	6,172	8,777,238
Distributions to shareholders	18,194	—	304,029
Audit fees	9,188	10,230	—
Shareholder reporting fees	5,350	5,493	409
Transfer agent fees	3,414	3,131	11,756
Legal fees	288	1,160	5,459
Administration and accounting fees	79	51	12,625
Capital shares redeemed	—	3,857	48,365
Investment adviser	—	—	175,773
Distribution fees (Investor Class Shares)	—	—	382
Shareholder servicing fees	—	—	859
Accrued expenses	3,096	1,421	8,216
Total Liabilities	611,659	31,515	9,345,111
Contingencies and Commitments (Notes 2 and 6)	—	—	—
Net Assets	$9,116,718	$3,187,635	$305,159,833
Net Assets Consisted of:
Capital stock, $0.01 par value	$9,024	$3,100	$421,652
Paid-in capital	9,030,709	3,107,075	345,490,504
Total distributable earnings/(loss)	76,985	77,460	(40,752,323)
Net Assets	$9,116,718	$3,187,635	$305,159,833
Institutional Class:
Net assets	$9,116,718	$3,187,635	$4,635,945
Shares outstanding	902,440	309,996	637,740
Net asset value, offering and redemption price per share	$10.10	$10.28	$7.27
Investor Class:
Net assets	N/A	N/A	$1,783,921
Shares outstanding	N/A	N/A	246,599
Net asset value, offering and redemption price per share	N/A	N/A	$7.23
Class Y:
Net assets	N/A	N/A	$298,739,967
Shares outstanding	N/A	N/A	41,280,885
Net asset value, offering and redemption price per share	N/A	N/A	$7.24
* Investments, at cost	$8,501,054	$2,965,706	$298,679,635
The accompanying notes are an integral part of the financial statements.
12

POLEN FIXED INCOME FUNDS
Statements of Operations
For the Six Months Ended October 31, 2024
(Unaudited)
	Polen Bank Loan Fund	Polen U.S. High Yield Fund	Polen Opportunistic High Yield Fund
Investment income
Interest	$471,773	$131,193	$13,292,683
Dividends	—	—	3,750
Total investment income	471,773	131,193	13,296,433
Expenses
Advisory fees(Note 2)	29,451	8,594	1,079,382
Transfer agent fees(Note 2)	10,697	10,660	32,259
Audit fees	10,668	10,738	13,585
Registration and filing fees	10,652	10,652	27,142
Shareholder reporting fees	10,035	10,017	21,097
Legal fees	3,437	3,805	8,686
Custodian fees(Note 2)	2,635	759	4,398
Trustees’ and officers’ fees(Note 2)	1,430	806	26,466
Administration and accounting fees(Note 2)	1,005	866	19,735
Distribution fees (Investor Class)(Note 2)	—	—	2,197
Other expenses	3,741	3,697	7,414
Total expenses before waivers and reimbursements	83,751	60,594	1,242,361
Less: waivers and reimbursements(Note 2)	(49,770)	(50,437)	(19,045)
Net expenses after waivers and reimbursements	33,981	10,157	1,223,316
Net investment income	437,792	121,036	12,073,117
Net realized and unrealized gain/(loss) from investments:
Net realized gain/(loss) from investments	54,130	24,888	(17,145)
Net change in unrealized appreciation/(depreciation) on investments	(185,464)	27,800	1,876,035
Net realized and unrealized gain/(loss) on investments	(131,334)	52,688	1,858,890
Net increase in net assets resulting from operations	$306,458	$173,724	$13,932,007
The accompanying notes are an integral part of the financial statements.
13

POLEN FIXED INCOME FUNDS
Statements of Changes in Net Assets
	Polen Bank Loan Fund
	For the Six Months Ended October 31, 2024 (Unaudited)	For the Year Ended April 30, 2024
Net increase/(decrease) in net assets from operations:
Net investment income	$437,792	$828,725
Net realized gains from investments	54,130	40,885
Net change in unrealized appreciation/(depreciation) on investments	(185,464)	144,792
Net increase in net assets resulting from operations	306,458	1,014,402
Less dividends and distributions to shareholders from:
Total distributable earnings:
Institutional Class	(437,727)	(839,238)
Net decrease in net assets from dividends and distributions to shareholders	(437,727)	(839,238)
Increase in net assets derived from capital share transactions (Note 4)	69,676	1,278,126
Total increase/(decrease) in net assets	(61,593)	1,453,290
Net assets
Beginning of year/period	9,178,311	7,725,021
End of year/period	$9,116,718	$9,178,311
The accompanying notes are an integral part of the financial statements.
14

POLEN FIXED INCOME FUNDS
Statements of Changes in Net Assets (Continued)
	Polen U.S. High Yield Fund
	For the Six Months Ended October 31, 2024 (Unaudited)	For the Year Ended April 30, 2024
Net increase/(decrease) in net assets from operations:
Net investment income	$121,036	$205,244
Net realized gains/(losses) from investments	24,888	(35,924)
Net change in unrealized appreciation on investments	27,800	49,117
Net increase in net assets resulting from operations	173,724	218,437
Less dividends and distributions to shareholders from:
Total distributable earnings:
Institutional Class	(120,909)	(204,902)
Net decrease in net assets from dividends and distributions to shareholders	(120,909)	(204,902)
Increase in net assets derived from capital share transactions (Note 4)	143,502	835,280
Total increase in net assets	196,317	848,815
Net assets
Beginning of year/period	2,991,318	2,142,503
End of year/period	$3,187,635	$2,991,318
The accompanying notes are an integral part of the financial statements.
15

POLEN FIXED INCOME FUNDS
Statements of Changes in Net Assets (Concluded)
	Polen Opportunistic High Yield Fund
	For the Six Months Ended October 31, 2024 (Unaudited)	For the Period Ended April 30, 2024*	For the Year Ended September 30, 2023
Net increase/(decrease) in net assets from operations:
Net investment income	$12,073,117	$14,190,553	$24,557,149
Net realized losses from investments	(17,145)	(10,537,692)	(17,865,163)
Net change in unrealized appreciation on investments	1,876,035	14,625,894	19,392,245
Net increase in net assets resulting from operations	13,932,007	18,278,755	26,084,231
Less dividends and distributions to shareholders from:
Total distributable earnings:
Institutional Class	(172,944)	(116,000)	(26,399)
Investor Class	(70,256)	(77,354)	(119,305)
Class Y	(12,281,656)	(14,038,768)	(24,452,801)
Net decrease in net assets from dividends and distributions to shareholders	(12,524,856)	(14,232,122)	(24,598,505)
Increase/(decrease) in net assets derived from capital share transactions (Note 4)	(9,126,903)	19,373,822	29,534,571
Total increase/(decrease) in net assets	(7,719,752)	23,420,455	31,020,297
Net assets
Beginning of period/year	312,879,585	289,459,130	258,438,833
End of period/year	$305,159,833	$312,879,585	$289,459,130

*	The Fund changed its fiscal year end from September 30 to April 30. See Note 1 in the Notes to Financial Statements.
The accompanying notes are an integral part of the financial statements.
16

POLEN FIXED INCOME FUNDS
POLEN BANK LOAN FUND Financial Highlights

Contained below is per share operating performance data for Institutional Class shares outstanding, total investment return, ratios to average net assets and other supplemental data for the respective period. The total returns in the table represent the rate that an investor would have earned or lost on an investment in the Fund (assuming reinvestment of all dividends and distributions). This information has been derived from information provided in the financial statements and should be read in conjunction with the financial statements and the notes thereto.

	Institutional Class
	For the Six Months Ended October 31, 2024 (Unaudited)	For the Year Ended April 30, 2024	For the Period Ended April 30, 2023*
Per Share Operating Performance
Net asset value, beginning of period	$10.25	$10.03	$10.00
Net investment income(1)	0.50	1.01	0.67
Net realized and unrealized gain/(loss) on investments	(0.15)	0.24	0.01
Total from investment operations	0.35	1.25	0.68
Dividends and distributions to shareholders from:
Net investment income	(0.50)	(1.01)	(0.64)
Net realized capital gains	—	(0.02)	(0.01)
Total dividends and distributions to shareholders	(0.50)	(1.03)	(0.65)
Net asset value, end of period	$10.10	$10.25	$10.03
Total investment return(2)	3.44%	13.09%	7.12%
Ratios/Supplemental Data
Net assets, end of period (in 000s)	$9,117	$9,178	$7,725
Ratio of expenses to average net assets	0.75%(3)	0.75%	0.75%(3)
Ratio of expenses to average net assets without waivers(4)	1.85%(3)	2.11%	3.19%(3)
Ratio of net investment income to average net assets	9.66%(3)	10.00%	8.11%(3)
Portfolio turnover rate	39%(5)	120%	22%(5)

*	Commencement of operations on June 30, 2022.
(1)	The selected per share data was calculated using the average shares outstanding method for the period.
(2)	Total investment return is calculated assuming a purchase of shares on the first day and a sale of shares on the last day of each period reported and includes reinvestments of dividends and distributions, if any. Total returns for periods less than one year are not annualized.
(3)	Annualized.
(4)	During the period, certain fees were waived. If such fee waivers had not occurred, the ratios would have been as indicated (See Note 2).
(5)	Not annualized.
The accompanying notes are an integral part of the financial statements.
17

POLEN FIXED INCOME FUNDS
POLEN U.S. HIGH YIELD FUND Financial Highlights (Continued)

Contained below is per share operating performance data for Institutional Class shares outstanding, total investment return, ratios to average net assets and other supplemental data for the respective period. The total returns in the table represent the rate that an investor would have earned or lost on an investment in the Fund (assuming reinvestment of all dividends and distributions). This information has been derived from information provided in the financial statements and should be read in conjunction with the financial statements and the notes thereto.

	Institutional Class
	For the Six Months Ended October 31, 2024 (Unaudited)	For the Year Ended April 30, 2024	For the Period Ended April 30, 2023*
Per Share Operating Performance
Net asset value, beginning of period	$10.11	$10.06	$10.00
Net investment income(1)	0.40	0.80	0.65
Net realized and unrealized gain on investments	0.17	0.05	0.05
Total from investment operations	0.57	0.85	0.70
Dividends and distributions to shareholders from:
Net investment income	(0.40)	(0.80)	(0.64)
Net asset value, end of period	$10.28	$10.11	$10.06
Total investment return(2)	5.71%	8.79%	7.22%
Ratios/Supplemental Data
Net assets, end of period (in 000s)	$3,188	$2,991	$2,143
Ratio of expenses to average net assets	0.65%(3)	0.65%	0.65%(3)
Ratio of expenses to average net assets without waivers(4)	3.88%(3)	5.02%	7.22%(3)
Ratio of net investment income to average net assets	7.75%(3)	7.96%	7.69%(3)
Portfolio turnover rate	28%(5)	30%	12%(5)

*	Commencement of operations on June 30, 2022.
(1)	The selected per share data was calculated using the average shares outstanding method for the period.
(2)	Total investment return is calculated assuming a purchase of shares on the first day and a sale of shares on the last day of each period reported and includes reinvestments of dividends and distributions, if any. Total returns for periods less than one year are not annualized.
(3)	Annualized.
(4)	During the period, certain fees were waived. If such fee waivers had not occurred, the ratios would have been as indicated (See Note 2).
(5)	Not annualized.
The accompanying notes are an integral part of the financial statements.
18

POLEN FIXED INCOME FUNDS
POLEN OPPORTUNISTIC HIGH YIELD FUND Financial Highlights (Continued)

Contained below is per share operating performance data for Institutional Class shares outstanding, total investment return, ratios to average net assets and other supplemental data for the respective period. The total returns in the table represent the rate that an investor would have earned or lost on an investment in the Fund (assuming reinvestment of all dividends and distributions). This information has been derived from information provided in the financial statements and should be read in conjunction with the financial statements and the notes thereto.

	Institutional Class
	For the Six Months Ended October 31, 2024 (Unaudited)	For the Period Ended April 30, 2024*	For the Year Ended September 30, 2023	For the Year Ended September 30, 2022	For the Year Ended September 30, 2021	For the Year Ended September 30, 2020	For the Year Ended September 30, 2019
Per Share Operating Performance
Net asset value, beginning of period	$7.24	$7.16	$7.11	$8.58	$8.09	$8.72	$9.54
Net investment income(1)	0.29	0.33	0.63	0.43	0.52	0.61(2)	0.84
Net realized and unrealized gain/(loss) on investments	0.04	0.09	0.05	(1.45)	0.48	(0.64)	(0.83)
Total from investment operations	0.33	0.42	0.68	(1.02)	1.00	(0.03)	0.01
Dividends and distributions to shareholders from:
Net investment income	(0.30)	(0.34)	(0.63)	(0.45)	(0.51)	(0.60)	(0.83)
Net realized capital gains	—	—	—	(0.00)(3)	—	—	—
Total dividends and distributions to shareholders	(0.30)	(0.34)	(0.63)	(0.45)	(0.51)	(0.60)	(0.83)
Redemption fees	0.00(3)	—	0.00(3)	—	—	—	—
Net asset value, end of period	$7.27	$7.24	$7.16	$7.11	$8.58	$8.09	$8.72
Total investment return(4)	4.63%	6.02%	9.97%	(12.25)%	12.63%	(0.11)%	0.16%
Ratios/Supplemental Data
Net assets, end of period (in 000s)	$4,636	$3,609	$554	$12	$708	$668	$719
Ratio of expenses to average net assets	0.89%(5)	0.89%(5)	0.89%	0.79%(6)	0.79%(6)	0.79%(6)	0.79%(6)
Ratio of expenses to average net assets without waivers and/or reimbursements, if any(7)	0.96%(5)	1.08%(5)	0.92%	0.90%	0.98%	1.32%	2.98%
Ratio of net investment income to average net assets	7.73%(5)	7.90%(5)	8.96%	5.14%	6.11%	7.44%	9.20%
Portfolio turnover rate	31%(8)	44%(8)	43%	36%	74%	66%	43%

*	The Fund changed its fiscal year end from September 30 to April 30. See Note 1 in the Notes to Financial Statements.
(1)	The selected per share data was calculated using the average shares outstanding method for the period.
(2)	The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and redemptions of Fund shares in relation to income earned and/or fluctuating market value of the investments of the Fund.
(3)	Amount is less than $0.005 per share.
(4)	Total investment return is calculated assuming a purchase of shares on the first day and a sale of shares on the last day of each period reported and includes reinvestments of dividends and distributions, if any. Total returns for periods less than one year are not annualized.
(5)	Annualized.
The accompanying notes are an integral part of the financial statements.
19

POLEN FIXED INCOME FUNDS
POLEN OPPORTUNISTIC HIGH YIELD FUND Financial Highlights (Continued)
(6)	According to the Predecessor Fund’s shareholder services plan with respect to the Fund’s Institutional Class shares, any amount of such payment not paid during the Fund’s fiscal year for such services activities shall be reimbursed to the Fund as soon as practical after the end of the fiscal year. Fees were reimbursed to the Fund during the year ended September 30, 2019 in the amounts of 0.10% of average net assets of Institutional Class shares. For the years ended September 30, 2022, September 30, 2021 and September 30, 2020, no fees were accrued and thus no fees were reimbursed.
(7)	During the period, certain fees were waived and/or reimbursed. If such fee waivers and/or reimbursements had not occurred, the ratios would have been as indicated (See Note 2).
(8)	Not annualized.
The accompanying notes are an integral part of the financial statements.
20

POLEN FIXED INCOME FUNDS
POLEN OPPORTUNISTIC HIGH YIELD FUND Financial Highlights (Continued)

Contained below is per share operating performance data for Investor Class shares outstanding, total investment return, ratios to average net assets and other supplemental data for the respective period. The total returns in the table represent the rate that an investor would have earned or lost on an investment in the Fund (assuming reinvestment of all dividends and distributions). This information has been derived from information provided in the financial statements and should be read in conjunction with the financial statements and the notes thereto.

	Investor Class
	For the Six Months Ended October 31, 2024 (Unaudited)	For the Period Ended April 30, 2024*	For the Year Ended September 30, 2023	For the Year Ended September 30, 2022	For the Year Ended September 30, 2021	For the Year Ended September 30, 2020	For the Year Ended September 30, 2019
Per Share Operating Performance
Net asset value, beginning of period	$7.21	$7.13	$7.09	$8.61	$8.12	$8.75	$9.55
Net investment income(1)	0.27	0.32	0.61	0.45	0.49	0.59(2)	0.80
Net realized and unrealized gain/(loss) on investments	0.04	0.09	0.04	(1.49)	0.48	(0.65)	(0.82)
Total from investment operations	0.31	0.41	0.65	(1.04)	0.97	(0.06)	(0.02)
Dividends and distributions to shareholders from:
Net investment income	(0.29)	(0.33)	(0.61)	(0.48)	(0.48)	(0.57)	(0.79)
Net realized capital gains	—	—	—	(0.00)(3)	—	—	—
Total dividends and distributions to shareholders	(0.29)	(0.33)	(0.61)	(0.48)	(0.48)	(0.57)	(0.79)
Redemption fees	0.00(3)	—	0.00(3)	—	0.00(3)	0.00(3)	0.01
Net asset value, end of period	$7.23	$7.21	$7.13	$7.09	$8.61	$8.12	$8.75
Total investment return(4)	4.40%	5.92%	9.47%	(12.51)%	12.20%	(0.46)%	(0.12)%
Ratios/Supplemental Data
Net assets, end of period (in 000s)	$1,784	$1,725	$1,413	$1,384	$2,480	$2,579	$6,467
Ratio of expenses to average net assets	1.14%(5)	1.14%(5)	1.14%	1.14%	1.14%	1.14%	1.14%
Ratio of expenses to average net assets without waivers and/or reimbursements, if any(6)	1.26%(5)	1.38%(5)	1.26%	1.24%	1.33%	1.71%	3.20%
Ratio of net investment income to average net assets	7.48%(5)	7.65%(5)	8.47%	5.63%	5.75%	6.98%	8.74%
Portfolio turnover rate	31%(7)	44%(7)	43%	36%	74%	66%	43%

*	The Fund changed its fiscal year end from September 30 to April 30. See Note 1 in the Notes to Financial Statements.
(1)	The selected per share data was calculated using the average shares outstanding method for the period.
(2)	The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and redemptions of Fund shares in relation to income earned and/or fluctuating market value of the investments of the Fund.
(3)	Amount is less than $0.005 per share.
(4)	Total investment return is calculated assuming a purchase of shares on the first day and a sale of shares on the last day of each period reported and includes reinvestments of dividends and distributions, if any. Total returns for periods less than one year are not annualized.
(5)	Annualized.
The accompanying notes are an integral part of the financial statements.
21

POLEN FIXED INCOME FUNDS
POLEN OPPORTUNISTIC HIGH YIELD FUND Financial Highlights (Continued)
(6)	During the period, certain fees were waived and/or reimbursed. If such fee waivers and/or reimbursements had not occurred, the ratios would have been as indicated (See Note 2).
(7)	Not annualized.
The accompanying notes are an integral part of the financial statements.
22

POLEN FIXED INCOME FUNDS
POLEN OPPORTUNISTIC HIGH YIELD FUND Financial Highlights (Continued)

Contained below is per share operating performance data for Class Y shares outstanding, total investment return, ratios to average net assets and other supplemental data for the respective period. The total returns in the table represent the rate that an investor would have earned or lost on an investment in the Fund (assuming reinvestment of all dividends and distributions). This information has been derived from information provided in the financial statements and should be read in conjunction with the financial statements and the notes thereto.

	Class Y
	For the Six Months Ended October 31, 2024 (Unaudited)	For the Period Ended April 30, 2024*	For the Year Ended September 30, 2023	For the Year Ended September 30, 2022	For the Year Ended September 30, 2021	For the Year Ended September 30, 2020	For the Year Ended September 30, 2019
Per Share Operating Performance
Net asset value, beginning of period	$7.20	$7.11	$7.07	$8.59	$8.10	$8.72	$9.53
Net investment income(1)	0.29	0.33	0.63	0.49	0.52	0.60(2)	0.83
Net realized and unrealized gain/(loss) on investments	0.05	0.10	0.04	(1.50)	0.48	(0.63)	(0.82)
Total from investment operations	0.34	0.43	0.67	(1.01)	1.00	(0.03)	0.01
Dividends and distributions to shareholders from:
Net investment income	(0.30)	(0.34)	(0.63)	(0.51)	(0.51)	(0.59)	(0.82)
Net realized capital gains	—	—	—	(0.00)(3)	—	—	—
Total dividends and distributions to shareholders	(0.30)	(0.34)	(0.63)	(0.51)	(0.51)	(0.59)	(0.82)
Redemption fees	0.00(3)	0.00(3)	0.00(3)	0.00(3)	—	—	—
Net asset value, end of period	$7.24	$7.20	$7.11	$7.07	$8.59	$8.10	$8.72
Total investment return(4)	4.77%	6.12%	9.90%	(12.23)%	12.61%	(0.03)%	0.12%
Ratios/Supplemental Data
Net assets, end of period (in 000s)	$298,748	$307,546	$287,492	$257,043	$243,732	$135,801	$20,367
Ratio of expenses to average net assets	0.79%(5)	0.79%(5)	0.79%	0.79%	0.79%	0.79%	0.79%
Ratio of expenses to average net assets without waivers and/or reimbursements, if any(6)	0.80%(5)	0.83%(5)	0.91%	0.89%	0.99%	1.24%	3.01%
Ratio of net investment income to average net assets	7.83%(5)	8.00%(5)	8.82%	6.12%	6.07%	7.36%	9.14%
Portfolio turnover rate	31%(7)	44%(7)	43%	36%	74%	66%	43%

*	The Fund changed its fiscal year end from September 30 to April 30. See Note 1 in the Notes to Financial Statements.
(1)	The selected per share data was calculated using the average shares outstanding method for the period.
(2)	The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and redemptions of Fund shares in relation to income earned and/or fluctuating market value of the investments of the Fund.
(3)	Amount is less than $0.005 per share.
(4)	Total investment return is calculated assuming a purchase of shares on the first day and a sale of shares on the last day of each period reported and includes reinvestments of dividends and distributions, if any. Total returns for periods less than one year are not annualized.
(5)	Annualized.
The accompanying notes are an integral part of the financial statements.
23

POLEN FIXED INCOME FUNDS
POLEN OPPORTUNISTIC HIGH YIELD FUND Financial Highlights (Concluded)
(6)	During the period, certain fees were waived and/or reimbursed. If such fee waivers and/or reimbursements had not occurred, the ratios would have been as indicated (See Note 2).
(7)	Not annualized.
The accompanying notes are an integral part of the financial statements.
24

POLEN FIXED INCOME FUNDS
Notes to Financial Statements
October 31, 2024
(Unaudited)
1. Organization and Significant Accounting Policies
The Polen Bank Loan Fund, Polen U.S. High Yield Fund and Polen Opportunistic High Yield Fund (each a “Fund” and together the “Funds”) are non-diversified, open-end management investment companies registered under the Investment Company Act of 1940, as amended, (the “1940 Act”), which commenced investment operations on June 30, 2022, June 30, 2022 and July 24, 2023, respectively. The Funds are separate series of FundVantage Trust (the “Trust”) which was organized as a Delaware statutory trust on August 28, 2006. The Trust is a “series trust” authorized to issue an unlimited number of separate series or classes of shares of beneficial interest. Each series is treated as a separate entity for certain matters under the 1940 Act, and for other purposes, and a shareholder of one series is not deemed to be a shareholder of any other series. Two separate classes of shares, Investor Class and Institutional Class, are offered for the Polen Bank Loan Fund and Polen U.S. High Yield Fund. The Polen Opportunistic High Yield Fund offers three separate classes of shares, Investor Class, Institutional Class and Class Y. As of October 31, 2024, Investor Class shares had not been issued on the Polen Bank Loan Fund and Polen U.S. High Yield Fund. Polen Capital Credit, LLC (“Polen Credit” or the “Adviser”) serves as investment adviser to the Funds pursuant to an investment advisory agreement with the Trust.
The Funds are investment companies and follow accounting and reporting guidance in the Financial Accounting Standards Board Accounting Standards Codification Topic 946.
The Polen Opportunistic High Yield Fund commenced investment operations on July 24, 2023. Prior to that date, this Fund acquired the assets and assumed the liabilities of the Polen DDJ Opportunistic High Yield Fund (the “Predecessor Fund”), a series of ALPS Series Trust (“ALPS”), in a tax-free reorganization as set out in an Agreement and Plan of Reorganization, dated as of April 17, 2023 (the “Plan”). The Predecessor Fund commenced investment operations on July 16, 2015. The Plan was approved by the Trust’s Board of Trustees on February 27, 2023, by the Board of Trustees of ALPS on February 16, 2023, and by the beneficial owners of the Predecessor Fund on July 5, 2023. The tax-free reorganization was accomplished on July 24, 2023. Financial information included for the dates prior to the reorganization is that of the Predecessor Fund. As a result of the reorganization, this Fund assumed the performance and accounting history of the Predecessor Fund listed in the table below:
Predecessor Fund (series of ALPS Series Trust)	Polen Opportunistic High Yield Fund (series of FundVantage Trust)	Net Assets	Shares Outstanding
Class I	Institutional Class	$ 554,159	77,440
Class II	Investor Class	1,412,805	198,233
Institutional Class	Class Y	287,492,166	40,429,876
Portfolio Valuation — The Funds net asset value (“NAV”) is calculated once daily at the close of regular trading hours on the New York Stock Exchange (“NYSE”) (typically 4:00 p.m. Eastern time) on each day the NYSE is open. Securities held by the Funds are valued using the closing price or the last sale price on a national securities exchange or the National Association of Securities Dealers Automatic Quotation System (“NASDAQ”) market system where they are primarily traded. Equity securities traded in the over-the-counter (“OTC”) market are valued at their closing prices. If there were no transactions on that day, securities traded principally on an exchange or on NASDAQ will be valued at the mean of the last bid and ask prices prior to the market close. Fixed income securities having a remaining maturity of greater than 60 days are valued using an independent pricing service. Fixed income securities having a remaining maturity of 60 days or less are generally valued at amortized cost, provided such amount approximates fair value. Fixed income securities are valued on the basis of broker quotations or valuations provided by a pricing service, which utilizes information with respect to recent sales, market transactions in comparable securities, quotations from dealers, and various relationships between securities in determining value. Valuations developed through pricing techniques may materially vary from the actual amounts realized upon sale of the securities. Investments in other open-end investment companies are valued based on the NAV of the investment companies (which may use fair value pricing as discussed in their prospectuses). Securities that do not have a readily available current market value are valued in good faith by the Adviser as “valuation designee” under the oversight of the Trust's Board of Trustees. Relying on prices supplied by pricing services or dealers or using fair valuation may result in values that are higher or lower than the values used by other investment companies and investors to price the same investments. The Adviser has adopted written policies and procedures for valuing securities and other assets in circumstances where market quotes are not readily available. In the event that market quotes are not readily available, and the security or asset cannot be valued pursuant to one of the valuation methods, the value of the security or asset will be determined in good faith by the Adviser pursuant to its policies and procedures. On a quarterly basis, the Adviser’s fair valuation determinations will be reviewed by the Trust’s Board of Trustees.
25

POLEN FIXED INCOME FUNDS
Notes to Financial Statements (Continued)
October 31, 2024
(Unaudited)
The Funds have a fundamental policy with respect to industry concentration that it will not invest 25% or more of the value of the Funds’ assets in securities of issuers in any one industry. Since inception the Funds have utilized BICS at the sub-industry level for defining industries for purposes of monitoring compliance with its industry concentration policy. However, at times, the Funds may utilize other industry classification systems such as MGECS or GICS, as applicable, for purposes other than compliance monitoring.
Fair Value Measurements — The inputs and valuation techniques used to measure fair value of the Funds’ investments are summarized into three levels as described in the hierarchy below:
•  Level 1 — quoted prices in active markets for identical securities;
• Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.); and
•  Level 3 — significant unobservable inputs (including the Funds’ own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. Transfers in and out are recognized at the value at the end of the period.
Significant events (such as movement in the U.S. securities market, or other regional and local developments) may occur between the time that foreign markets close (where the security is principally traded) and the time that each Fund calculates its NAV (generally, the close of the NYSE) that may impact the value of securities traded in these foreign markets. As a result, each Fund fair values foreign securities using an independent pricing service which considers the correlation of the trading patterns of the foreign security to the intraday trading in the U.S. markets for investments such as American Depositary Receipts, financial futures, exchange traded funds and certain indexes as well as prices for similar securities. Such fair valuations are categorized as Level 2 in the hierarchy.
Securities listed on a non-U.S. exchange are generally fair valued daily by an independent fair value pricing service approved by the Trust's Board of Trustees and categorized as Level 2 investments within the hierarchy. The fair valuations for these securities may not be the same as quoted or published prices of the securities on their primary markets. Securities for which daily fair value prices from the independent fair value pricing service are not available are generally valued at the last quoted sale price at the close of an exchange on which the security is traded and categorized as Level 1 investments within the hierarchy. Values of foreign securities, currencies, and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars at the exchange rate of said currencies against the U.S. dollar, as of valuation time, as provided by an independent pricing service approved by the Board of Trustees.
The valuations for fixed income securities, including corporate bonds and floating rate senior loans (“Senior Loans”), are typically the prices supplied by independent third-party pricing services, which may use market prices or broker/dealer quotations or a variety of valuation techniques and methodologies. The independent third-party pricing services use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar securities. Senior Loans are fair valued based on a quoted price received from a single broker-dealer or an average of quoted prices received from multiple broker-dealers or valued relative to other benchmark securities when broker-dealer quotes are unavailable. To the extent that these inputs are observable, the fair value of fixed income securities and Senior Loans would be categorized as Level 2; otherwise the fair values would be categorized as Level 3.
26

POLEN FIXED INCOME FUNDS
Notes to Financial Statements (Continued)
October 31, 2024
(Unaudited)
The following is a summary of the inputs used, as of October 31, 2024, in valuing each Fund's investments carried at fair value:
Funds	Total Value at 10/31/24	Level 1 Quoted Price	Level 2 Other Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Polen Bank Loan Fund
Assets
Senior Loans*	$7,623,896	$—	$7,622,676	$1,220
Corporate Bonds*	854,552	—	854,552	—
Total Assets	$8,478,448	$—	$8,477,228	$1,220
Polen U.S. High Yield Fund
Assets
Corporate Bonds*	$2,743,451	$—	$2,743,451	$—
Senior Loans*	314,400	—	314,400	—
Total Assets	$3,057,851	$—	$3,057,851	$—
Polen Opportunistic High Yield Fund
Assets
Corporate Bonds
Consumer Discretionary Products	$12,466,839	$—	$12,466,839	$—
Consumer Discretionary Services	15,958,452	—	15,958,452	—
Consumer Staple Products	16,637,132	—	16,637,132	—
Financial Services	4,577,416	—	4,577,416	—
Health Care	20,523,705	—	20,523,705	—
Industrial Products	30,032,729	—	29,920,083	112,646
Insurance	19,987,136	—	19,987,136	—
Materials	42,803,352	—	42,608,352	195,000
Media	15,351,750	—	15,257,570	94,180
Oil & Gas	1,136,603	—	1,136,603	—
Retail & Wholesale - Discretionary	9,150,611	—	9,150,611	—
Retail & Wholesale - Staples	1,187,164	—	1,187,164	—
Software & Technology Services	10,627,543	—	10,627,543	—
Senior Loans
Consumer Discretionary Products	5,668,656	—	5,668,656	—
Consumer Discretionary Services	4,208,221	—	4,208,221	—
Financial Services	2,403,227	—	2,403,227	—
Health Care	19,021,176	—	18,974,670	46,506
Industrial Products	9,829,697	—	9,829,697	—
Industrial Services	5,337,290	—	5,337,290	—
Insurance	4,681,319	—	4,681,319	—
Materials	10,333,336	—	9,962,836	370,500
Media	21,340,670	—	21,340,670	—
Retail & Wholesale - Discretionary	4,485,189	—	4,485,189	—
Software & Technology Services	2,766,138	—	2,766,138	—
Technology Hardware & Semiconductors	3,722,000	—	3,722,000	—
Telecommunications	589,476	—	589,476	—
Common Stocks
Industrial Products	517,539	—	—	517,539
Materials	544,661	71,166	—	473,495
27

POLEN FIXED INCOME FUNDS
Notes to Financial Statements (Continued)
October 31, 2024
(Unaudited)
Funds	Total Value at 10/31/24	Level 1 Quoted Price	Level 2 Other Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Retail & Wholesale - Discretionary	$29	$—	$—	$29
Software & Technology Services	25,012	25,012	—	—
Warrants
Industrial Products	—	—	—	—**
Total Assets	$295,914,068	$96,178	$294,007,995	$1,809,895

*	Please refer to Portfolio of Investments for further details on portfolio holdings.
**	Current value is $0.
At the end of each quarter, management evaluates the classification of Levels 1, 2 and 3 assets and liabilities. Various factors are considered, such as changes in liquidity from the prior reporting period; whether or not a broker is willing to execute at the quoted price; the depth and consistency of prices from third-party pricing services; and the existence of contemporaneous, observable trades in the market. Additionally, management evaluates the classification of Level 1 and Level 2 assets and liabilities on a quarterly basis for changes in listings or delistings on national exchanges.
Due to the inherent uncertainty of determining the fair value of investments that do not have a readily available market value, the fair value of the Funds’ investments may fluctuate from period to period. Additionally, the fair value of investments may differ significantly from the values that would have been used had a ready market existed for such investments and may differ materially from the values the Funds may ultimately realize. Further, such investments may be subject to legal and other restrictions on resale or otherwise less liquid than publicly traded securities.
For fair valuations using significant unobservable inputs, U.S. generally accepted accounting principles (“U.S. GAAP”) require the Funds to present a reconciliation of the beginning to ending balances for reported market values that present changes attributable to total realized and unrealized gains or losses, purchase and sales, and transfers in and out of Level 3 during the period. A reconciliation of Level 3 investments is presented only when the Funds have an amount of Level 3 investments at the end of the reporting period that was meaningful in relation to their net assets. The amounts and reasons for all transfers in and out of Level 3 are disclosed when the Funds had an amount of transfers during the reporting period that was meaningful in relation to their net assets as of the end of the reporting period.
There are significant unobservable inputs used in the fair value measurement of the Funds’ Level 3 investments. Generally, a change in the assumptions used in any input in isolation may be accompanied by a change in another input. Significant changes in any of the unobservable inputs may significantly impact the fair value measurement. The impact is based on the relationship between each unobservable input and the fair value measurement.
For the six months ended October 31, 2024, the Funds had no transfers in or out of Level 3.
Use of Estimates — The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the amounts reported in the financial statements and accompanying notes at the date of the financial statements and the reported amounts of revenues and expenses during the period. Actual results could differ from those estimates and those differences could be material.
Investment Transactions, Investment Income and Expenses — Investment transactions are recorded on trade date for financial statement preparation purposes. Realized gains and losses on investments sold are recorded on the identified cost basis. Interest income is recorded on the accrual basis. Dividends are recorded on the ex-dividend date. The Funds may be subject to foreign taxes on income, a portion of which may be recoverable. The Funds apply for refunds where available. Distribution (12b-1) fees relating to a specific class are charged directly to that class. Fund level expenses common to all classes, investment income and realized and unrealized gains and losses on investments are generally allocated to each class of each Fund based upon the relative daily net assets of each class of each Fund. The Funds may also be subject to foreign taxes on income, a portion of which may be
28

POLEN FIXED INCOME FUNDS
Notes to Financial Statements (Continued)
October 31, 2024
(Unaudited)
recoverable. The Funds apply for refunds where available. The Funds will accrue such taxes and reclaims, as applicable, based upon the current interpretation of tax rules and regulations that exist in the market in which the Fund invests. General expenses of the Trust are generally allocated to each Fund under methodologies approved by the Board of Trustees. Expenses directly attributable to a particular Fund in the Trust are charged directly to that Fund. The Funds’ investment income, expenses (other than class-specific expenses) and unrealized and realized gains and losses are allocated daily to each class of shares based upon the relative proportion of net assets of each class at the beginning of the day.
Cash and Cash Equivalents — Cash and cash equivalents include cash and overnight investments in interest-bearing demand deposits with a financial institution with original maturities of three months or less. Each Fund maintains deposits with a high quality financial institution in an amount that is in excess of federally insured limits.
Dividends and Distributions to Shareholders — Dividends from net investment income and distributions from net realized capital gains, if any, are declared and paid to shareholders and are recorded on ex-date. Income dividends and capital gain distributions are determined in accordance with U.S. federal income tax regulations, which may differ from U.S. GAAP.
U.S. Tax Status — No provision is made for U.S. income taxes as it is each Fund's intention to continue to qualify for and elect the tax treatment applicable to regulated investment companies under Subchapter M of the Internal Revenue Code of 1986, as amended, and make the requisite distributions to its shareholders which will be sufficient to relieve it from U.S. income and excise taxes.
Other — In the normal course of business, the Funds may enter into contracts that provide general indemnifications. The Funds’ maximum exposure under these arrangements is dependent on claims that may be made against the Funds in the future, and therefore, cannot be estimated; however, based on experience, the risk of material loss for such claims is considered remote.
Debt Investment Risk — Debt investments are affected primarily by the financial condition of the companies or other entities that have issued them and by changes in interest rates. There is a risk that an issuer of a Fund's debt investments may not be able to meet its financial obligations (e. g., may not be able to make principal and/or interest payments when they are due or otherwise default on other financial terms) and/or seek bankruptcy protection. Securities such as high-yield bonds, e.g., bonds with low credit ratings by Moody's (Ba or lower) or Standard & Poor's (BB and lower) or if unrated are of comparable quality as determined by the Adviser, are especially subject to credit risk during periods of economic uncertainty or during economic downturns and are more likely to default on their interest and/or principal payments than higher rated securities. Debt investments may be affected by changes in interest rates. Debt investments with longer durations tend to be more sensitive to changes in interest rates, making them more volatile than debt investments with shorter durations or floating or adjustable interest rates. The value of debt investments may fall when interest rates rise.
Senior Loans — Certain Funds invests primarily in senior loans and other floating rate investments. Senior loans typically are rated below investment grade. Below investment grade securities, including senior loans, involve greater risk of loss, are subject to greater price volatility, and may be less liquid and more difficult to value, especially during periods of economic uncertainty or change, than higher rated debt securities. Market quotations for these securities may be volatile and/or subject to large spreads between bid and ask prices. These securities once sold, may not settle for an extended period (for example, several weeks or even longer). A Fund will not receive its sale proceeds until that time, which may constrain a Fund’s ability to meet its obligations. A Fund may invest in securities of issuers that are in default or that are in bankruptcy. The value of collateral, if any, securing a senior loan can decline or may be insufficient to meet the issuer’s obligations or may be difficult to liquidate. No active trading market may exist for many senior loans, and many loans are subject to restrictions on resale. Any secondary market may be subject to irregular trading activity and extended settlement periods. There is less readily available, reliable information about most senior loans than is the case for many other types of securities. Loans may not be considered “securities,” and purchasers, such as a Fund, therefore may not be entitled to rely on the anti-fraud protections afforded by federal securities laws.
Unfunded Loan Commitments — Certain Funds may enter into unfunded loan commitments. Unfunded loan commitments may be partially or wholly unfunded. During the contractual period, the Fund is obliged to provide funding to the borrower upon demand. A fee is earned by a Fund on the unfunded loan commitment and is recorded as interest income on the Statement of Operations. Unfunded loan commitments on senior loan participations and assignments, if any, are marked to market daily and valued according to the Trust’s valuation policies and procedures. Any applicable net unrealized appreciation or depreciation at the end of the
29

POLEN FIXED INCOME FUNDS
Notes to Financial Statements (Continued)
October 31, 2024
(Unaudited)
reporting period is recorded as an asset and any change in net unrealized appreciation or depreciation for the reporting period is recorded within the change in net unrealized appreciation or depreciation on investments. Unfunded loan commitments are included in the Portfolio of Investments.
Restricted Securities — Restricted securities are securities that may only be resold upon registration under federal securities laws or in transactions exempt from such registration. In some cases, the issuer of restricted securities has agreed to register such securities for resale, at the issuer's expense, either upon demand by a fund or in connection with another registered offering of the securities. Many restricted securities may be resold in the secondary market in transactions exempt from registration. Such restricted securities may be determined to be liquid. The Fund will not incur any registration costs upon such resale. The Fund's restricted securities are valued at the price provided by pricing services or dealers in the secondary market or, if no market prices are available, at the fair value price as determined by the Fund's adviser pursuant to the Fund's fair value policy, subject to oversight by the Board of Trustees. The Fund has acquired certain securities, the sale of which is restricted under applicable provisions of the Securities Act of 1933. It is possible that the fair value price may differ significantly from the amount that may ultimately be realized in the near term, and the difference could be material.
The below securities are restricted from resale as of October 31, 2024:
Polen Opportunistic High Yield Fund	Security Type	Acquisition Date	Cost	Value
Arctic Canadian Diamond Co. Ltd.	Common Stocks	02/04/2021	$—	$84,937
Arctic Canadian Diamond Company Ltd.	Senior Loans	02/03/2021	370,501	370,500
Burgundy Diamond Mines Ltd.	Common Stocks	07/03/2023	164,739	71,166
Sterling Entertainment Enterprises, LLC	Corporate Bonds	12/27/2017	99,940	94,180
				$620,783
Restricted securities under Rule 144A, including the aggregate value and percentage of net assets of the Polen Opportunistic High Yield Fund, have been identified in the Portfolio of Investments.
Recent Accounting Pronouncement— In November 2023, the FASB issued Accounting Standards Update (ASU), ASU 2023-07, Segment Reporting (Topic 280) – Improvements to Reportable Segment Disclosures, which improves reportable segment disclosure requirements, primarily through enhanced disclosures about segment expenses. In addition, the ASU clarifies that a public entity with a single reportable segment provide all disclosures required by the ASU and all existing segment disclosures in Topic 280. The amendments under this ASU are effective for fiscal years beginning after December 15, 2023. Management expects that adoption of the guidance will not have a material impact on the Funds’ financial statements.
2. Transactions with Related Parties and Other Service Providers
For its services, Polen Credit is paid a monthly fee at the annual rate based on average daily net assets of each Fund as shown in the table below:
Polen Bank Loan Fund	0.65%
Polen U.S. High Yield Fund	0.55%
Polen Opportunistic High Yield Fund	0.70%
The Adviser has contractually agreed to reduce its investment advisory fee and/or reimburse certain expenses of the Funds to the extent necessary to ensure that the Funds’ total operating expenses (excluding taxes, fees and expenses attributable to a distribution or service plan adopted by the Trust, interest, extraordinary items, “Acquired Fund Fees and Expenses” and brokerage commissions) do not exceed (on an annual basis) the percentages set forth in the table below of each Fund's average daily net assets (the “Expense Limitations”). The Expense Limitations will remain in place until the termination date set forth below, unless the Board of Trustees approves their earlier termination. The table below reflects the Expense Limitation amounts, as a percentage of average daily net assets, in effect during the six months ended October 31, 2024.
30

POLEN FIXED INCOME FUNDS
Notes to Financial Statements (Continued)
October 31, 2024
(Unaudited)
	Institutional Class	Investor Class	Class Y	Termination Date
Polen Bank Loan Fund	0.75%	N/A	N/A	August 31, 2025
Polen U.S. High Yield Fund	0.65%	N/A	N/A	August 31, 2025
Polen Opportunistic High Yield Fund	0.89%	0.89%	0.79%	August 31, 2025
The Adviser is entitled to recover, subject to approval by the Board of Trustees, such amounts reduced or reimbursed for a period of up to three (3) years from the date on which the Adviser reduced its compensation and/or assumed expenses for such Fund. The Adviser is permitted to seek reimbursement from a Fund, subject to certain limitations, for fees it waived and Fund expenses it paid to the extent the total annual fund operating expenses do not exceed the limits described above or any lesser limits in effect at the time of reimbursement. No recoupment will occur unless the Fund's expenses are below the Expense Limitation amount. As of October 31, 2024, Investor Class shares had not been issued on the Polen Bank Loan Fund and Polen U.S. High Yield Fund.
For the six months ended October 31, 2024, the amount of advisory fees earned and waived and/or reimbursed was as follows:
	Gross Advisory Fee	Waiver/ Reimbursements	Net Advisory Fee/ (Reimbursement)
Polen Bank Loan Fund	$29,451	$(49,770)	$(20,319)
Polen U.S. High Yield Fund	8,594	(50,437)	(41,843)
Polen Opportunistic High Yield Fund	1,079,382	(19,045)	1,060,337
No Funds recouped any fees for the period ended October 31, 2024.
As of October 31, 2024, the amount of potential recovery was as follows:
	Expiration
	04/30/2026	04/30/2027	10/31/2027	Total
Polen Bank Loan Fund	$120,962	$112,820	$49,770	$283,552
Polen U.S. High Yield Fund	113,023	112,555	50,437	276,015
	Expiration
	09/30/2025	09/30/2026	04/30/2027	10/31/2027	Total
Polen Opportunistic High Yield Fund	$142,528	$334,289	$68,624	$19,045	$695,418
The Funds have not recorded a commitment or contingent liability at October 31, 2024.
Other Service Providers
The Bank of New York Mellon (“BNY Mellon”) serves as administrator and custodian for the Funds. For providing administrative and accounting services, BNY Mellon is entitled to receive a monthly fee equal to an annual percentage rate of the Funds’ average daily net assets and is subject to certain minimum monthly fees. For providing certain custodial services, BNY Mellon is entitled to receive a monthly fee, subject to certain minimum, and out of pocket expenses.
BNY Mellon Investment Servicing (US) Inc. (the “Transfer Agent”) provides transfer agent services to the Funds. The Transfer Agent is entitled to receive a monthly fee, subject to certain minimum, and out of pocket expenses.
The Trust, on behalf of the Funds, has entered into agreements with financial intermediaries to provide recordkeeping, processing, shareholder communications and other services to customers of the intermediaries investing in the Funds and has agreed to compensate the intermediaries for providing those services. The fees incurred by the Funds for these services are included in Transfer agent fees in the Statements of Operations.
31

POLEN FIXED INCOME FUNDS
Notes to Financial Statements (Continued)
October 31, 2024
(Unaudited)
Foreside Funds Distributors LLC (the “Underwriter”) provides principal underwriting services to the Funds pursuant to an underwriting agreement between the Trust and the Underwriter.
The Trust and the Underwriter are parties to an underwriting agreement. The Trust has adopted a distribution plan for the Investor Class shares of the Funds in accordance with Rule 12b-1 under the 1940 Act. Pursuant to the Investor Class shares plan, the Funds compensate the Underwriter for direct and indirect costs and expenses incurred in connection with advertising, marketing and other distribution services in an amount not to exceed 0.25% on an annualized basis of the average daily net assets of the Funds' Investor Class shares.
Trustees and Officers
The Trust is governed by its Board of Trustees. The Trustees receive compensation in the form of an annual retainer and per meeting fees for their services to the Trust. An employee of BNY Mellon serves as the Secretary of the Trust and is not compensated by the Funds or the Trust.
JW Fund Management LLC (“JWFM”) provides a Principal Executive Officer and Principal Financial Officer to the Trust. Chenery Compliance Group, LLC (“Chenery”) provides the Trust with a Chief Compliance Officer and an Anti-Money Laundering Officer. JWFM and Chenery are compensated for their services provided to the Trust.
3. Investment in Securities
For the six months ended October 31, 2024, aggregated purchases and sales of investment securities (excluding short-term investments) of the Funds were as follows:
	Purchases	Sales
Polen Bank Loan Fund	$3,446,602	$3,750,053
Polen U.S. High Yield Fund	980,988	844,000
Polen Opportunistic High Yield Fund	94,127,754	91,292,422
4. Capital Share Transactions
For six months ended October 31, 2024 and the year/period ended April 30, 2024, transactions in capital shares (authorized shares unlimited) were as follows:
	For the Six Months Ended October 31, 2024 (Unaudited)		For the Year Ended April 30, 2024
	Shares	Amount	Shares	Amount
Polen Bank Loan Fund:
Institutional Class
Sales	11,023	$112,301	196,393	$2,013,945
Reinvestments	31,457	320,127	58,929	597,775
Redemptions	(35,447)	(362,752)	(130,115)	(1,333,594)
Net increase	7,033	$69,676	125,207	$1,278,126
32

POLEN FIXED INCOME FUNDS
Notes to Financial Statements (Continued)
October 31, 2024
(Unaudited)
	For the Six Months Ended October 31, 2024 (Unaudited)		For the Year Ended April 30, 2024
	Shares	Amount	Shares	Amount

Polen U.S. High Yield Fund:
Institutional Class
Sales	4,910	$49,981	63,040	$635,927
Reinvestments	11,792	120,909	20,408	204,902
Redemptions	(2,674)	(27,388)	(542)	(5,549)
Net increase	14,028	$143,502	82,906	$835,280

	For the Six Months Ended October 31, 2024 (Unaudited)		For the Year/Period Ended April 30, 2024		For the Year Ended September 30, 2023
	Shares	Amount	Shares	Amount	Shares	Amount
Polen Opportunistic High Yield Fund*:
Institutional Class
Sales	165,584	$1,212,945	413,088	$2,967,067	218,382	$1,588,492
Reinvestments	23,638	172,448	15,993	115,438	3,536	25,357
Redemption Fees**	—	20	—	—	—	67
Redemptions	(49,872)	(365,748)	(8,131)	(58,830)	(146,128)	(1,057,645)
Net increase	139,350	$1,019,665	420,950	$3,023,675	75,790	$556,271

Investor Class
Sales	42,514	$310,238	71,117	$507,198	20,757	$149,027
Reinvestments	8,659	62,886	7,679	54,951	11,134	79,285
Redemption Fees**	—	8	—	—	—	53
Redemptions	(43,877)	(319,344)	(37,726)	(270,594)	(28,927)	(206,180)
Net increase	7,296	$53,788	41,070	$291,555	2,964	$22,185

Class Y
Sales	598,474	$4,375,074	2,605,837	$18,523,313	3,053,375	$21,770,583
Reinvestments	1,432,137	10,398,130	1,634,719	11,679,905	2,912,183	20,669,776
Redemption Fees**	—	1,410	—	60	—	10,221
Redemptions	(3,440,815)	(24,974,970)	(1,979,343)	(14,144,686)	(1,911,688)	(13,494,465)
Net increase/(decrease)	(1,410,204)	$(10,200,356)	2,261,213	$16,058,592	4,053,870	$28,956,115

Total net increase/(decrease)	(1,263,558)	$(9,126,903)	2,723,233	$19,373,822	4,132,624	$29,534,571

*	The Fund changed its fiscal year end from September 30 to April 30. See Note 1 in the Notes to Financial Statements.
**	There is a 1.00% redemption fee that may be charged on shares redeemed which have been held 60 days or less. The redemption fees are retained by the Fund for the benefit of the remaining shareholders and recorded as paid-in capital.
Significant Shareholders
As of October 31, 2024, the Funds below had shareholders that held 10% or more of the total outstanding shares of each respective Fund. Transactions by these shareholders may have a material impact on each respective Fund.
33

POLEN FIXED INCOME FUNDS
Notes to Financial Statements (Continued)
October 31, 2024
(Unaudited)
Polen Bank Loan Fund
Affiliated Shareholders	57%
Polen U.S. High Yield Fund
Affiliated Shareholders	54%
Polen Opportunistic High Yield Fund
Non-affiliated Shareholders	24%
5. Federal Tax Information
The Funds have followed the authoritative guidance on accounting for and disclosure of uncertainty in tax positions, which requires the Funds to determine whether a tax position is more likely than not to be sustained upon examination, including resolution of any related appeals or litigation processes, based on the technical merits of the position. Tax positions not deemed to meet the more-likely-than-not threshold would be recorded as tax benefit or expense in the current year. Each Fund have determined that there was no effect on the financial statements from following this authoritative guidance. In the normal course of business, the Funds are subject to examination by federal, state and local jurisdictions, where applicable, for tax years for which applicable statutes of limitations have not expired.
The tax character of distributions paid by the Funds during the year ended April 30, 2024, were as follows:
	Ordinary Income Dividend	Long-Term Capital Gain Dividend	Total Distributions Paid
Polen Bank Loan Fund	$844,305	$—	$844,305
Polen U.S. High Yield Fund	205,853	—	205,853
Polen Opportunistic High Yield Fund	13,936,725	—	13,936,725
As of April 30, 2024, the components of distributable earnings on a tax basis were as follows:
	Capital Loss Carryforward	Undistributed Ordinary Income	Unrealized Appreciation/ (Depreciation)	Temporary Differences
Polen Bank Loan Fund	$—	$62,500	$162,770	$(17,016)
Polen U.S. High Yield Fund	(40,042)	342	64,345	—
Polen Opportunistic High Yield Fund	(37,131,695)	392,514	(5,124,896)	(295,397)
The differences between the book and tax basis components of distributable earnings relate primarily to the timing and recognition of income and gains for federal income tax purposes. Foreign currency and short-term capital gains are reported as ordinary income for federal income tax purposes.
As of October 31, 2024, the federal tax cost, aggregate gross unrealized appreciation and depreciation of securities held by each Fund were as follows:
	Federal Tax Cost*	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)
Polen Bank Loan Fund	$8,501,054	$141,216	$(163,822)	$(22,606)
Polen U.S. High Yield Fund	2,965,706	120,715	(28,570)	92,145
Polen Opportunistic High Yield Fund	298,679,635	6,370,920	(9,136,487)	(2,765,567)

*	Because tax adjustments are calculated annually at the end of each Fund’s fiscal year, the above table does not reflect tax adjustments for the current fiscal year. For the previous year’s federal income tax information, please refer to the Notes to Financial Statements section in each Fund’s most recent annual report.
34

POLEN FIXED INCOME FUNDS
Notes to Financial Statements (Concluded)
October 31, 2024
(Unaudited)
Pursuant to federal income tax rules applicable to regulated investment companies, the Funds may elect to treat certain capital losses between November 1 and April 30 and late year ordinary losses ((i) ordinary losses between January 1 and April 30, and (ii) specified ordinary and currency losses between November 1 and April 30) as occurring on the first day of the following tax year.
Accumulated capital losses represent net capital loss carryforwards as of April 30, 2024 that may be available to offset future realized capital gains and thereby reduce future capital gains distributions. As of April 30, 2024, the Funds’ capital loss carryforward, which were comprised of both short-term losses and long-term losses, and had an unlimited period of capital loss carryover were as follows:
	Capital Loss Carryforward
	Short-Term	Long-Term
Polen U.S. High Yield Fund	$10,980	$29,062
Polen Opportunistic High Yield Fund	6,077,221	31,054,474
6. Commitments and Contingencies
Some Funds may make commitments pursuant to bridge loan facilities. Such commitments typically remain off balance sheet as it is more likely than not, based on the good faith judgement of the Adviser, that such bridge facilities will not ever fund. As of October 31, 2024, there were no outstanding bridge facility commitments.
7. Subsequent Events
Management has evaluated the impact of all subsequent events on each Fund through the date the financial statements were issued, and has determined that there was the following subsequent event:
Effective November 1, 2024, the Polen Bank Loan Fund implemented a 1.00% redemption fee that may be charged on shares redeemed which have been held 60 days or less.
Management has evaluated and has determined there are no additional subsequent events.
35

POLEN FIXED INCOME FUNDS
Other Information
(Unaudited)
Proxy Voting
Policies and procedures that the Funds use to determine how to vote proxies relating to portfolio securities as well as information regarding how the Funds voted proxies relating to portfolio securities for the most recent 12-month period ended June 30 are available without charge, upon request, by calling (888) 678-6024 and on the Securities and Exchange Commission's (“SEC”) website at http://www.sec.gov.
Quarterly Portfolio Schedules
Each Fund files its complete schedule of portfolio holdings with the SEC for the first and third fiscal quarters of each fiscal year (quarters ended July 31 and January 31) as an exhibit to its reports on Form N-PORT. The Funds' portfolio holdings on Form N-PORT are available on the SEC's website at http://www.sec.gov.
Board Considerations with Respect to the Approval of the Continuation of the Investment Advisory Agreement with Polen Capital Credit, LLC
At an in-person meeting held on June 17-18, 2024 (the “Meeting”), the Board of Trustees (the “Board” or the “Trustees”) of FundVantage Trust (the “Trust”), including a majority of the Trustees who are not “interested persons” within the meaning of Section 2(a)(19) of the Investment Company Act of 1940, as amended (the “1940 Act”) (the “Independent Trustees”), unanimously approved the continuation of the Investment Advisory Agreement between Polen Capital Credit, LLC (“Polen Credit” or the “Adviser”) and the Trust (the “Agreement”) on behalf of the Polen U.S. High Yield Fund (“U.S. High Yield Fund”) and Polen Bank Loan Fund (“Bank Loan Fund,” and together with the U.S. High Yield Fund, the “Polen Credit Funds”). At the Meeting, the Board considered the continuation of the Agreement with respect to each Fund for an additional one year period.
In determining whether to approve the Agreement, the Trustees, including the Independent Trustees, considered information provided by Polen Credit in response to a request for information in accordance with Section 15(c) of the 1940 Act (the “Polen Credit 15(c) Response”) regarding (i) the services performed or to be performed by Polen Credit for the Polen Credit Funds, (ii) the composition and qualifications of Polen Credit’s portfolio management staff, (iii) any potential or actual material conflicts of interest which may arise in connection with the management of the Polen Credit Funds, (iv) investment performance, (v) the financial condition of Polen Credit, (vi) brokerage selection procedures (including soft dollar arrangements, if any), (vii) the procedures for allocating investment opportunities between the Polen Credit Funds and other clients, (viii) results of any independent audit or regulatory examination, including any recommendations or deficiencies noted, (ix) any litigation, investigation or administrative proceeding which may have a material impact on Polen Credit’s ability to service the Polen Credit Funds, and (x) compliance with the Polen Credit Funds’ investment objectives, policies and practices (including codes of ethics and proxy voting policies), federal securities laws and other regulatory requirements. In addition to the information in the Polen Credit 15(c) Response, the Trustees received additional information at Board meetings throughout the year covering matters such as the performance of each Polen Credit Fund compared against its Refinitiv Category and its benchmark; compliance with the Polen Credit Funds’ investment objectives, policies, strategy and limitations; the compliance of portfolio management personnel with applicable codes of ethics; and Polen Credit’s adherence to pricing procedures as the Polen Credit Funds’ Valuation Designee appointed by the Board.
The Board considered additional information provided by representatives from Polen Credit invited to participate in the Meeting regarding Polen Credit’s history, performance, investment strategy, and compliance program. Representatives of Polen Credit responded to questions from the Board. In addition to the foregoing information, the Trustees also considered other factors they believed to be relevant to considering the approval of the Agreement, including the specific matters discussed below. In their deliberations, the Trustees did not identify any particular information that was controlling, and different Trustees may have attributed different weights to the various factors. After deliberating, the Trustees determined that the overall arrangement between the Polen Credit Funds and Polen Credit, as provided by the terms of the Agreement, including the advisory fees under the Agreement, were fair and reasonable in light of the services provided, expenses incurred and such other matters as the Trustees considered relevant.
Based on the Polen Credit 15(c) Response, the Trustees concluded that (i) the nature, extent and quality of the services provided (or to be provided) by Polen Credit are appropriate and consistent with the terms of the Agreement, (ii) that the quality of those
36

POLEN FIXED INCOME FUNDS
Other Information (Continued)
(Unaudited)
services has been, and continues to be, consistent with industry norms, (iii) the Polen Credit Funds are likely to benefit from the provision of those services, (iv) Polen Credit has sufficient personnel, with the appropriate skills and experience, to serve the Polen Credit Funds effectively and has demonstrated its continuing ability to attract and retain qualified personnel, and (v) the satisfactory nature, extent, and quality of services currently provided to the Polen Credit Funds is likely to continue under the Agreement.
The Trustees considered the investment performance for the Polen Credit Funds (as applicable) and Polen Credit. The Trustees reviewed historical performance charts which showed the performance of the Polen Credit Funds as compared to their respective benchmark indices and Refinitiv categories for the year-to-date, one-year and since inception periods ended March 31, 2024, as applicable. The Trustees noted that they also considered performance reports provided at Board meetings throughout the year.
Polen Bank Loan Fund. The Trustees noted that the Bank Loan Fund’s Institutional Class shares outperformed the Morningstar LSTA U.S. Leveraged Loan Index for the year-to-date and one year periods ended March 31, 2024, and underperformed for the since inception period ended March 31, 2024. They further noted that the Bank Loan Fund’s Institutional Class shares outperformed the Refinitiv High Yield Funds Median for the year-to-date, one year and since inception periods ended March 31, 2024.
Polen U.S. High Yield Fund. The Trustees noted that the U.S. High Yield Fund’s Institutional Class shares outperformed the ICE BofA BB/B U.S. Non-Financial High Yield Constrained Index for the year-to-date and one year periods ended March 31, 2024, and underperformed for the since inception period ended March 31, 2024. They further noted that the U.S. High Yield Fund’s Institutional Class shares outperformed the Refinitiv High Yield Funds Median for the year-to-date, one year and since inception periods ended March 31, 2024.
The Trustees concluded that the performance of each of the Polen Credit Funds, as applicable, was within an acceptable range of performance relative to other mutual funds with similar investment objectives, strategies and policies based on the information provided at the Meeting.
The Trustees noted that the representatives of Polen Credit had provided information regarding its advisory fees and an analysis of these fees in relation to the services provided to the Polen Credit Funds and any other ancillary benefit resulting from Polen Credit’s relationship with the Polen Credit Funds. The Trustees also reviewed information regarding the fees Polen Credit charges to certain other clients and evaluated explanations provided by Polen Credit as to differences in fees charged to the Polen Credit Funds and other similarly managed accounts, where applicable. The Trustees also reviewed a peer comparison of advisory fees and total expenses for the Polen Credit Funds versus those funds in the Polen Credit Fund’s applicable Refinitiv category (the “Peer Group”). The Trustees concluded that the advisory fees and services provided by Polen Credit are consistent with those of other advisers that manage mutual funds with investment objectives, strategies and policies similar to those of the Polen Credit Funds as measured by the information provided by Polen Credit.
The Board considered, among other data, the specific factors and related conclusion set forth below with respect to the Polen Credit Funds:
Polen Bank Loan Fund. The Trustees noted that the contractual advisory fee and net total expense ratio for the Bank Loan Fund’s Institutional Class shares were higher and lower than the median of the contractual advisory fee and net total expense ratio for those funds in its Peer Group, respectively.
Polen U.S. High Yield Fund. The Trustees noted that the contractual advisory fee and net total expense ratio for the U.S. High Yield Fund’s Institutional Class shares were higher and lower than the median of the contractual advisory fee and net total expense ratio for those funds in its Peer Group, respectively.
The Trustees considered the costs of the services provided by Polen Credit, the compensation and benefits received by Polen Credit in providing services to the Polen Credit Funds, and the profitability and certain additional information related to the financial condition of Polen Credit. In addition, the Trustees considered any direct or indirect revenues received by affiliates of Polen Credit.
The Trustees considered the extent to which economies of scale would be realized relative to fee levels as the Polen Credit Funds grow, and whether the advisory fee levels reflect those economies of scale for the benefit of shareholders. The Trustees considered
37

POLEN FIXED INCOME FUNDS
Other Information (Concluded)
(Unaudited)
and determined that economies of scale for the benefit of shareholders should be achieved if assets of the Polen Credit Funds increase because fixed expenses will be spread across a larger asset base. The Trustees also noted that the Polen Credit Funds’ advisory fees do not include “breakpoint” reductions in the advisory fee rates at specific asset levels but that Polen Credit has contractually agreed to waive fees and/or reimburse certain expenses of the Polen Credit Funds for the benefit of shareholders.
At the Meeting, after consideration of all the factors and taking into consideration the information presented, the Board, including the Independent Trustees, unanimously approved the continuation of the Agreement for an additional one-year period. In arriving at their decision, the Trustees did not identify any single factor as controlling, but made their determination in light of the information presented to them.
38

Investment Adviser
Polen Capital Credit, LLC
1075 Main Street
Suite 320
Waltham, MA 02451
Administrator
The Bank of New York Mellon
103 Bellevue Parkway
Wilmington, DE 19809
Transfer Agent
BNY Mellon Investment Servicing (US) Inc.
500 Ross Street, 154-0520
Pittsburgh, PA 15262
Principal Underwriter
Foreside Funds Distributors LLC
Three Canal Plaza, Suite 100
Portland, ME 04101
Custodian
The Bank of New York Mellon
240 Greenwich Street
New York, NY 10286
Independent Registered Public Accounting Firm
PricewaterhouseCoopers LLP
Two Commerce Square, Suite 1800
2001 Market Street
Philadelphia, PA 19103-7042
Legal Counsel
Troutman Pepper Hamilton Sanders LLP
3000 Two Logan Square
18th and Arch Streets
Philadelphia, PA 19103
POL-1024

Polen Growth & Income Fund
of
FundVantage Trust
Institutional Class
Semi-Annual Financials and Additional Information
October 31, 2024
(Unaudited)
This report is submitted for the general information of shareholders and is not authorized for distribution to prospective investors unless preceded or accompanied by a current prospectus.

POLEN GROWTH & INCOME FUND
Portfolio of Investments
October 31, 2024
(Unaudited)
	Number of Shares	Value
COMMON STOCKS† — 57.0%
Biotechnology — 2.5%
CSL Ltd.	399	$ 74,914
Novo Nordisk AS, Class B	890	99,827
		174,741
Credit Services — 5.5%
Mastercard, Inc., Class A	386	192,842
Visa, Inc., Class A	632	183,185
		376,027
Diagnostics & Research — 3.1%
ICON PLC*	485	107,723
Thermo Fisher Scientific, Inc.	190	103,801
		211,524
Drug Manufacturers - Specialty & Generic — 1.2%
Zoetis, Inc.	453	80,987
Financial Data & Stock Exchanges — 2.4%
MSCI, Inc.	290	165,648
Household & Personal Products — 1.4%
L'Oreal SA	250	93,793
Information Technology Services — 3.2%
Accenture PLC, Class A	332	114,480
Globant SA*	508	106,624
		221,104
Insurance Brokers — 2.6%
Aon PLC, Class A	483	177,198
Internet Content & Information — 3.5%
Alphabet, Inc., Class C	1,381	238,485
Internet Retail — 5.5%
Amazon.com, Inc.*	2,041	380,443
Medical Devices — 4.2%
Abbott Laboratories	1,668	189,101
Siemens Healthineers AG(a)	1,954	102,008
		291,109
Real Estate Services — 0.9%
CoStar Group, Inc.*	828	60,270
Software Application — 13.7%
Automatic Data Processing, Inc.	223	64,501
Paycom Software, Inc.	756	158,027
Sage Group PLC (The)	4,825	60,302
SAP SE	1,022	238,622
ServiceNow, Inc.*	106	98,897
Shopify, Inc., Class A*	1,963	153,526
Workday, Inc., Class A*	710	166,033
		939,908
	Number of Shares	Value
COMMON STOCKS — (Continued)
Software Infrastructure — 6.7%
Adobe, Inc.*	346	$ 165,416
Microsoft Corp.	571	232,026
Oracle Corp.	372	62,436
		459,878
Travel Services — 0.6%
Airbnb, Inc., Class A*	313	42,189
TOTAL COMMON STOCKS (Cost $3,347,964)		3,913,304
	Par Value
CORPORATE BONDS† — 24.4%
Consumer Discretionary Products — 1.7%
Dornoch Debt Merger Sub, Inc., 6.625%, 10/15/29(a)	$ 85,000	71,912
Real Hero Merger Sub 2, Inc., 6.25%, 2/1/29(a)	48,000	41,964
		113,876
Consumer Discretionary Services — 1.7%
Boyd Gaming Corp., 4.75%, 6/15/31(a)	46,000	42,955
Scientific Games Holdings LP, 6.625%, 3/1/30(a)	50,000	48,744
Six Flags Entertainment Corp., 7.25%, 5/15/31(a)	22,000	22,569
		114,268
Consumer Staple Products — 1.7%
Fiesta Purchaser, Inc., 7.875%, 3/1/31(a)	14,000	14,694
Fiesta Purchaser, Inc., 9.625%, 9/15/32(a)	20,000	20,955
Post Holdings, Inc., 6.25%, 10/15/34(a)	14,000	13,858
Simmons Foods, Inc., 4.625%, 3/1/29(a)	70,000	65,024
		114,531
Financial Services — 0.6%
Focus Financial Partners, LLC, 6.75%, 9/15/31(a)	42,000	41,885
Health Care — 2.3%
Option Care Health, Inc., 4.375%, 10/31/29(a)	74,000	68,171
Sotera Health Holdings, LLC, 7.375%, 6/1/31(a)	40,000	41,019

The accompanying notes are an integral part of the financial statements.
1

POLEN GROWTH & INCOME FUND
Portfolio of Investments (Continued)
October 31, 2024
(Unaudited)
	Par Value	Value
CORPORATE BONDS — (Continued)
Health Care — (Continued)
Surgery Center Holdings, Inc., 7.25%, 4/15/32(a)	$ 26,000	$ 26,721
Tenet Healthcare Corp., 6.125%, 10/1/28	20,000	20,032
		155,943
Industrial Products — 4.1%
Chart Industries, Inc., 7.50%, 1/1/30(a)	23,000	23,953
Chart Industries, Inc., 9.50%, 1/1/31(a)	41,000	44,113
EMRLD Borrower LP, 6.625%, 12/15/30(a)	26,000	26,473
Madison IAQ, LLC, 5.875%, 6/30/29(a)	73,000	69,311
SPX Flow, Inc., 8.75%, 4/1/30(a)	55,000	57,239
TransDigm, Inc., 6.875%, 12/15/30(a)	60,000	61,642
		282,731
Insurance — 2.5%
AssuredPartners, Inc., 7.50%, 2/15/32(a)	56,000	56,442
HUB International Ltd., 5.625%, 12/1/29(a)	102,000	98,883
Jones Deslauriers Insurance Management, Inc., 8.50%, 3/15/30(a)	18,000	19,083
		174,408
Materials — 4.3%
ATI, Inc., 5.875%, 12/1/27	32,000	31,771
Baffinland Iron Mines Corp., 8.75%, 7/15/26(a)	109,000	98,751
Century Aluminum Co., 7.50%, 4/1/28(a)	10,000	10,152
Intelligent Packaging Ltd. Finco, Inc., 6.00%, 9/15/28(a)	32,000	31,628
Oscar AcquisitionCo., LLC, 9.50%, 4/15/30(a)	64,000	62,582
SCIH Salt Holdings, Inc., 6.625%, 5/1/29(a)	60,000	58,446
		293,330
Media — 2.3%
CCO Holdings, LLC, 4.50%, 5/1/32	26,000	22,146
CCO Holdings, LLC , 4.50%, 6/1/33(a)	26,000	21,653
	Par Value	Value
CORPORATE BONDS — (Continued)
Media — (Continued)
CCO Holdings, LLC , 4.25%, 1/15/34(a)	$ 26,000	$ 20,800
Clear Channel Outdoor Holdings, Inc., 9.00%, 9/15/28(a)	56,000	58,877
McGraw-Hill Education, Inc., 5.75%, 8/1/28(a)	10,000	9,787
McGraw-Hill Education, Inc., 8.00%, 8/1/29(a)	24,000	24,190
		157,453
Oil & Gas — 0.8%
Harvest Midstream I LP, 7.50%, 9/1/28(a)	33,000	33,362
Teine Energy Ltd., 6.875%, 4/15/29(a)	22,000	21,744
		55,106
Retail & Wholesale - Discretionary — 0.6%
Patrick Industries, Inc., 6.375%, 11/1/32(a)	44,000	43,568
Retail & Wholesale - Staples — 1.0%
US Foods, Inc., 4.625%, 6/1/30(a)	73,000	69,330
Software & Technology Services — 0.8%
AthenaHealth Group, Inc., 6.50%, 2/15/30(a)	58,000	54,889
TOTAL CORPORATE BONDS (Cost $1,634,349)		1,671,318
SENIOR LOANS†(b) — 14.3%
Consumer Discretionary Products — 0.4%
DexKo Global, Inc., First Lien Closing Date Dollar Term Loan, 8.615% (SOFR +401 bps), 10/4/28	5,985	5,746
RealTruck Group, Inc., Second Amendment Incremental Term Loan, 9.80% (SOFR +511 bps), 1/31/28	19,900	19,829
		25,575
Consumer Discretionary Services — 0.8%
Learning Care Group U.S. No.2, Inc., 2024 Refinancing Term Loans, 8.604% - 9.113% (SOFR +400 bps), 8/11/28	53,680	53,942

The accompanying notes are an integral part of the financial statements.
2

POLEN GROWTH & INCOME FUND
Portfolio of Investments (Continued)
October 31, 2024
(Unaudited)
	Par Value	Value
SENIOR LOANS — (Continued)
Financial Services — 0.2%
Nexus Buyer, LLC, Refinancing Term Loan, 8.685% (SOFR +400 bps), 7/31/31	$ 8,978	$ 8,963
Nexus Buyer, LLC, Second Lien Term Loan, 11.035% (SOFR +635 bps), 11/5/29	7,000	6,987
		15,950
Health Care — 3.3%
Aveanna Healthcare, LLC, First Lien 2021 Extended Term Loan, 8.907% (SOFR +385 bps), 7/17/28	55,566	54,434
CVET Midco 2 LP, Initial Term Loan, 9.604% (SOFR +500 bps), 10/13/29	28,739	27,326
Medical Solutions Holdings, Inc., Initial Term Loan, 8.185% (SOFR +360 bps), 11/1/28	39,631	29,876
Packaging Coordinators Midco, Inc., 2024 Replacement Term Loan, 7.835% (SOFR +325 bps), 11/30/27	54,769	54,903
Sharp Services LLC, Tranche D Term Loan, 7.876% (SOFR +325 bps), 12/31/28	21,794	21,794
SM Wellness Holdings, Inc., First Lien Initial Term Loan, 9.347% (SOFR +476 bps), 4/17/28	41,597	41,077
		229,410
Industrial Products — 1.3%
Dynamo US Bidco, Inc., Facility B (USD) Loan, 8.245% (SOFR +400 bps), 9/25/31	2,000	2,006
Engineered Machinery Holdings, Inc., Second Lien Amendment No. 3 Incremental Term Loan, 10.865% (SOFR +626 bps), 5/21/29	56,000	56,154
Engineered Machinery Holdings, Inc., Second Lien Incremental Amendment No. 2 Term Loan, 11.365% (SOFR +650 bps), 5/21/29	10,000	10,050
	Par Value	Value
SENIOR LOANS — (Continued)
Industrial Products — (Continued)
LMSF12 Crown US Commercial Bidco, LLC, Term Loan B, 10/14/31(c)	$ 14,000	$ 14,018
Madison Safety & Flow, LLC, Initial Term Loan, 7.968% (SOFR +325 bps), 9/26/31	6,000	6,031
		88,259
Industrial Services — 0.8%
Golden State Foods, LLC, Term Loan B, 10/7/31(c)	10,000	10,019
Infinite Bidco, LLC, First Lien Term Loan, 8.597% (SOFR +401 bps), 3/2/28	37,753	37,250
LaserShip, Inc., First Lien Initial Term Loan, 9.365% (SOFR +476 bps), 5/7/28(d)	25,735	11,130
		58,399
Insurance — 0.6%
Asurion, LLC, New B-4 Term Loan, 10.05% (SOFR +536 bps), 1/20/29	45,000	43,080
Materials — 1.5%
Aruba Investments Holdings, LLC, Second Lien Initial Term Loan, 11/24/28(c)	30,000	28,714
Aruba Investments Holdings, LLC, First Lien Initial Dollar Term Loan, 8.785% (SOFR +410 bps), 11/24/27	41,739	41,771
CP Iris Holdco I, Inc., First Lien Initial Term Loan, 8.185% (SOFR +350 bps), 10/2/28	20,787	20,743
LABL, Inc., Initial Dollar Term Loan, 9.785% (SOFR +510 bps), 10/29/28	13,944	13,668
		104,896
Media — 2.8%
Arches Buyer, Inc., Refinancing Term Loan, 8.035% (SOFR +335 bps), 12/6/27	55,510	53,300
Auction.com, LLC, Term Loan, 10.274% (SOFR +600 bps), 5/26/28(c)	44,565	41,376

The accompanying notes are an integral part of the financial statements.
3

POLEN GROWTH & INCOME FUND
Portfolio of Investments (Concluded)
October 31, 2024
(Unaudited)
	Par Value	Value
SENIOR LOANS — (Continued)
Media — (Continued)
Clear Channel Outdoor Holdings, Inc., 2024 Refinancing Term Loan, 8.80% (SOFR +411 bps), 8/21/28	$ 12,000	$ 11,974
MH Sub I, LLC, Second Lien Term Loan, 10.935% (SOFR +625 bps), 2/23/29(c)	86,000	84,522
		191,172
Retail & Wholesale - Discretionary — 1.2%
Touchtunes Music Group, LLC, Tranche B-1 Term Loans, 9.354% (SOFR +475 bps), 4/2/29	39,900	39,987
Wand NewCo 3, Inc., Initial Term Loan, 7.854% (SOFR +325 bps), 1/30/31	39,900	39,950
		79,937
Software & Technology Services — 0.6%
Skopima Consilio, First Lien Initial Term Loan, 8.80% (SOFR +411 bps), 5/12/28	41,658	41,707
Technology Hardware & Semiconductors — 0.4%
Altar Bidco, Inc., Second Lien Initial Term Loan, 9.747% (SOFR +560 bps), 2/1/30	28,000	27,462
Telecommunications — 0.4%
CCI Buyer, Inc., First Lien Initial Term Loan, 8.604% (SOFR +400 bps), 12/17/27	24,744	24,786
TOTAL SENIOR LOANS (Cost $996,914)		984,575

TOTAL INVESTMENTS - 95.7% (Cost $5,979,227)		6,569,197
OTHER ASSETS IN EXCESS OF LIABILITIES - 4.3%		297,801
NET ASSETS - 100.0%		$6,866,998

(a)	Securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities were purchased in accordance with the guidelines approved by the Fund’s Board of Trustees and may be resold, in transactions exempt from registration, to qualified institutional buyers. At October 31, 2024, these securities amounted to $1,699,377 or 24.75% of net assets. These securities have been determined by the Adviser to be liquid securities, unless otherwise noted.
(b)	Floating rate note. Coupon rate, reference index and spread shown at October 31, 2024.
(c)	All or a portion of this Senior Loan will settle after October 31, 2024, at which time the interest rate will be determined. Rates shown, if any, are for the settled portion.
(d)	Security is deemed illiquid at October 31, 2024.
†	See Note 1. The industry designations set forth in the schedule above are those of the Bloomberg Industry Classification System (“BICS”).
*	Non-income producing.
LLC	Limited Liability Company
LP	Limited Partnership
PLC	Public Limited Company
SOFR	Secured Overnight Funding Rate
USD	United States Dollar

The accompanying notes are an integral part of the financial statements.
4

POLEN GROWTH & INCOME FUND
Statement of Assets and Liabilities
October 31, 2024
(Unaudited)
Assets
Investments, at value (Cost $5,979,227)	$6,569,197
Cash and cash equivalents	301,076
Foreign currency, at value (Cost $16)	16
Receivables:
Investments sold	43,520
Dividends and interest	32,789
Investment adviser	14,253
Prepaid expenses and other assets	202
Total Assets	6,961,053
Liabilities
Payables:
Investments purchased	76,331
Audit fees	10,330
Administration and accounting fees	132
Accrued expenses	7,262
Total Liabilities	94,055
Contingencies and Commitments (Notes 2 and 6)	—
Net Assets	$6,866,998
Net Assets Consisted of:
Capital stock, $0.01 par value	$6,065
Paid-in capital	6,172,903
Total distributable earnings	688,030
Net Assets	$6,866,998
Institutional Class:
Net assets	$6,866,998
Shares outstanding	606,496
Net asset value, offering and redemption price per share	$11.32
The accompanying notes are an integral part of the financial statements.
5

POLEN GROWTH & INCOME FUND
Statement of Operations
For the Six Months Ended October 31, 2024
(Unaudited)
Investment income
Dividends	$12,667
Interest	116,946
Less: foreign taxes withheld	(707)
Total investment income	128,906
Expenses
Advisory fees(Note 2)	20,473
Shareholder reporting fees	15,131
Offering costs	14,727
Audit fees	10,652
Transfer agent fees(Note 2)	10,606
Legal fees	8,035
Custodian fees(Note 2)	2,420
Administration and accounting fees(Note 2)	1,126
Trustees’ and officers’ fees(Note 2)	1,093
Other expenses	3,240
Total expenses before waivers and reimbursements	87,503
Less: waivers and reimbursements(Note 2)	(61,916)
Net expenses after waivers and reimbursements	25,587
Net investment income	103,319
Net realized and unrealized gain/(loss) from investments:
Net realized gain from investments	67,614
Net realized loss from foreign currency transactions	(71)
Net change in unrealized appreciation on investments	188,467
Net change in unrealized appreciation on foreign currency translations	10
Net realized and unrealized gain on investments	256,020
Net increase in net assets resulting from operations	$359,339
The accompanying notes are an integral part of the financial statements.
6

POLEN GROWTH & INCOME FUND
Statements of Changes in Net Assets
	For the Six Months Ended October 31, 2024 (Unaudited)	For the Period from October 2, 2023* to April 30, 2024
Net increase in net assets from operations:
Net investment income	$103,319	$93,022
Net realized gains from investments and foreign currency transactions	67,543	13,144
Net change in unrealized appreciation on investments and foreign currency translations	188,477	401,493
Net increase in net assets resulting from operations	359,339	507,659
Less dividends and distributions to shareholders from:
Total distributable earnings:
Institutional Class	(106,875)	(72,093)
Net decrease in net assets from dividends and distributions to shareholders	(106,875)	(72,093)
Increase in net assets derived from capital share transactions (Note 4)	106,875	6,072,093
Total increase in net assets	359,339	6,507,659
Net assets
Beginning of period	6,507,659	—
End of period	$6,866,998	$6,507,659

*	The Polen Growth & Income Fund commenced operations on October 2, 2023.
The accompanying notes are an integral part of the financial statements.
7

POLEN GROWTH & INCOME FUND
Financial Highlights

Contained below is per share operating performance data for Institutional Class shares outstanding, total investment return, ratios to average net assets and other supplemental data for the respective period. The total returns in the table represent the rate that an investor would have earned or lost on an investment in the Fund (assuming reinvestment of all dividends and distributions). This information has been derived from information provided in the financial statements and should be read in conjunction with the financial statements and the notes thereto.

	Institutional Class
	For the Six Months Ended October 31, 2024 (Unaudited)	For the Period from October 2, 2023* to April 30, 2024
Per Share Operating Performance
Net asset value, beginning of period	$10.90	$10.00
Net investment income(1)	0.17	0.18
Net realized and unrealized gain on investments	0.43	0.85
Total from investment operations	0.60	1.03
Dividends and distributions to shareholders from:
Net investment income	(0.18)	(0.13)
Net asset value, end of period	$11.32	$10.90
Total investment return(2)	5.50%	10.33%
Ratios/Supplemental Data
Net assets, end of period (in 000s)	$6,867	$6,508
Ratio of expenses to average net assets(3)(4)	0.75%	0.75%
Ratio of expenses to average net assets without waivers and/or reimbursements(3)(4)(5)	2.35%	2.90%
Ratio of net investment income to average net assets(3)	3.03%	2.82%
Portfolio turnover rate(6)	20%	22%

*	The Polen Growth & Income Fund commenced operations on October 2, 2023.
(1)	The selected per share data was calculated using the average shares outstanding method for the period.
(2)	Total investment return is calculated assuming a purchase of shares on the first day and a sale of shares on the last day of each period reported and includes reinvestments of dividends and distributions, if any. Total returns for periods less than one year are not annualized.
(3)	Annualized.
(4)	Offering costs were not annualized in the calculation of the ratios.
(5)	During the period, certain fees were waived and/or reimbursed. If such fee waivers and/or reimbursements had not occurred, the ratios would have been as indicated (See Note 2).
(6)	Not annualized.
The accompanying notes are an integral part of the financial statements.
8

POLEN GROWTH & INCOME FUND
Notes to Financial Statements
October 31, 2024
(Unaudited)
1. Organization and Significant Accounting Policies
The Polen Growth & Income Fund (the “Fund”) is a diversified, open-end management investment company registered under the Investment Company Act of 1940, as amended, (the “1940 Act”), which commenced investment operations on October 2, 2023. The Fund is a separate series of FundVantage Trust (the “Trust”) which was organized as a Delaware statutory trust on August 28, 2006. However, beneficial interests of the Fund are not registered under the Securities Act of 1933, as amended (the “1933 Act”) because such interests will be issued solely through private placement transactions that do not involve any “public offering” within the meaning of Section 4(a)(2) of the 1933 Act. The Trust is a “series trust” authorized to issue an unlimited number of separate series or classes of shares of beneficial interest. Each series is treated as a separate entity for certain matters under the 1940 Act, and for other purposes, and a shareholder of one series is not deemed to be a shareholder of any other series. The Fund offers Institutional Class shares. Polen Capital Management, LLC (“Polen Capital” or the “Adviser”) serves as investment adviser to the Fund pursuant to an investment advisory agreement with the Trust. Polen Capital Credit, LLC (“Polen Credit” or the “Sub-Adviser”) serves as the investment sub-adviser to the Fund. In exchange for its services to the Fund, the Sub-Adviser is paid a fee by the Adviser.
The Fund is an investment company and follows accounting and reporting guidance in the Financial Accounting Standards Board Accounting Standards Codification Topic 946.
Portfolio Valuation — The Fund's net asset value (“NAV”) is calculated once daily at the close of regular trading hours on the New York Stock Exchange (“NYSE”) (typically 4:00 p.m. Eastern time) on each day the NYSE is open. Securities held by the Fund are valued using the closing price or the last sale price on a national securities exchange or the National Association of Securities Dealers Automatic Quotation System (“NASDAQ”) market system where they are primarily traded. Equity securities traded in the over-the-counter (“OTC”) market are valued at their closing prices. If there were no transactions on that day, securities traded principally on an exchange or on NASDAQ will be valued at the mean of the last bid and ask prices prior to the market close. Fixed income securities having a remaining maturity of greater than 60 days are valued using an independent pricing service. Fixed income securities having a remaining maturity of 60 days or less are generally valued at amortized cost, provided such amount approximates fair value. Fixed income securities are valued on the basis of broker quotations or valuations provided by a pricing service, which utilizes information with respect to recent sales, market transactions in comparable securities, quotations from dealers, and various relationships between securities in determining value. Valuations developed through pricing techniques may materially vary from the actual amounts realized upon sale of the securities. Investments in other open-end investment companies are valued based on the NAV of the investment companies (which may use fair value pricing as discussed in their prospectuses). Securities that do not have a readily available current market value are valued in good faith by the Adviser as “valuation designee” under the oversight of the Trust's Board of Trustees. Relying on prices supplied by pricing services or dealers or using fair valuation may result in values that are higher or lower than the values used by other investment companies and investors to price the same investments. The Adviser has adopted written policies and procedures for valuing securities and other assets in circumstances where market quotes are not readily available. In the event that market quotes are not readily available, and the security or asset cannot be valued pursuant to one of the valuation methods, the value of the security or asset will be determined in good faith by the Adviser pursuant to its policies and procedures. On a quarterly basis, the Adviser’s fair valuation determinations will be reviewed by the Trust’s Board of Trustees.
The Fund has a fundamental policy with respect to industry concentration that it will not invest 25% or more of the value of the Fund’s assets in securities of issuers in any one industry. Since inception the Fund has utilized Bloomberg Industry Classification System (“BICS”) at the sub-industry level for defining industries for purposes of monitoring compliance with its industry concentration policy. However, at times, the Fund may utilize other industry classification systems such as Morningstar Global Equity Classification System (“MGECS”) or Global Industry Classification Standard (“GICS”), as applicable, for purposes other than compliance monitoring.
Fair Value Measurements — The inputs and valuation techniques used to measure fair value of the Fund’s investments are summarized into three levels as described in the hierarchy below:
•  Level 1 — quoted prices in active markets for identical securities;
• Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.); and
9

POLEN GROWTH & INCOME FUND
Notes to Financial Statements (Continued)
October 31, 2024
(Unaudited)
•  Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. Transfers in and out are recognized at the value at the end of the period.
Significant events (such as movement in the U.S. securities market, or other regional and local developments) may occur between the time that foreign markets close (where the security is principally traded) and the time that the Fund calculates its NAV (generally, the close of the NYSE) that may impact the value of securities traded in these foreign markets. As a result, the Fund fair values foreign securities using an independent pricing service which considers the correlation of the trading patterns of the foreign security to the intraday trading in the U.S. markets for investments such as American Depositary Receipts, financial futures, exchange traded funds and certain indexes as well as prices for similar securities. Such fair valuations are categorized as Level 2 in the hierarchy.
Securities listed on a non-U.S. exchange are generally fair valued daily by an independent fair value pricing service approved by the Trust's Board of Trustees and categorized as Level 2 investments within the hierarchy. The fair valuations for these securities may not be the same as quoted or published prices of the securities on their primary markets. Securities for which daily fair value prices from the independent fair value pricing service are not available are generally valued at the last quoted sale price at the close of an exchange on which the security is traded and categorized as Level 1 investments within the hierarchy. Values of foreign securities, currencies, and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars at the exchange rate of said currencies against the U.S. dollar, as of valuation time, as provided by an independent pricing service approved by the Board of Trustees.
The valuations for fixed income securities, including corporate bonds and floating rate senior loans (“Senior Loans”), are typically the prices supplied by independent third-party pricing services, which may use market prices or broker/dealer quotations or a variety of valuation techniques and methodologies. The independent third-party pricing services use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar securities. Senior Loans are fair valued based on a quoted price received from a single broker-dealer or an average of quoted prices received from multiple broker-dealers or valued relative to other benchmark securities when broker-dealer quotes are unavailable. To the extent that these inputs are observable, the fair value of fixed income securities and Senior Loans would be categorized as Level 2; otherwise the fair values would be categorized as Level 3.
The following is a summary of the inputs used, as of October 31, 2024, in valuing the Fund's investments carried at fair value:
	Total Value at 10/31/24	Level 1 Quoted Price	Level 2 Other Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Assets
Common Stocks
Biotechnology	$174,741	$—	$174,741	$—
Credit Services	376,027	376,027	—	—
Diagnostics & Research	211,524	211,524	—	—
Drug Manufacturers - Specialty & Generic	80,987	80,987	—	—
Financial Data & Stock Exchanges	165,648	165,648	—	—
Household & Personal Products	93,793	—	93,793	—
Information Technology Services	221,104	221,104	—	—
Insurance Brokers	177,198	177,198	—	—
Internet Content & Information	238,485	238,485	—	—
Internet Retail	380,443	380,443	—	—
Medical Devices	291,109	189,101	102,008	—
Real Estate Services	60,270	60,270	—	—
Software Application	939,908	640,984	298,924	—
10

POLEN GROWTH & INCOME FUND
Notes to Financial Statements (Continued)
October 31, 2024
(Unaudited)
	Total Value at 10/31/24	Level 1 Quoted Price	Level 2 Other Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Software Infrastructure	$459,878	$459,878	$—	$—
Travel Services	42,189	42,189	—	—
Corporate Bonds*	1,671,318	—	1,671,318	—
Senior Loans*	984,575	—	984,575	—
Total Assets	$6,569,197	$3,243,838	$3,325,359	$—

*	Please refer to Portfolio of Investments for further details on portfolio holdings.
At the end of each quarter, management evaluates the classification of Levels 1, 2 and 3 assets and liabilities. Various factors are considered, such as changes in liquidity from the prior reporting period; whether or not a broker is willing to execute at the quoted price; the depth and consistency of prices from third-party pricing services; and the existence of contemporaneous, observable trades in the market. Additionally, management evaluates the classification of Level 1 and Level 2 assets and liabilities on a quarterly basis for changes in listings or delistings on national exchanges.
Due to the inherent uncertainty of determining the fair value of investments that do not have a readily available market value, the fair value of the Fund’s investments may fluctuate from period to period. Additionally, the fair value of investments may differ significantly from the values that would have been used had a ready market existed for such investments and may differ materially from the values the Fund may ultimately realize. Further, such investments may be subject to legal and other restrictions on resale or otherwise less liquid than publicly traded securities.
For fair valuations using significant unobservable inputs, U.S. generally accepted accounting principles (“U.S. GAAP”) require the Fund to present a reconciliation of the beginning to ending balances for reported market values that present changes attributable to total realized and unrealized gains or losses, purchase and sales, and transfers in and out of Level 3 during the period. A reconciliation of Level 3 investments is presented only when the Fund has an amount of Level 3 investments at the end of the reporting period that was meaningful in relation to net assets. The amounts and reasons for all transfers in and out of Level 3 are disclosed when the Fund had an amount of transfers during the reporting period that was meaningful in relation to net assets as of the end of the reporting period.
For the six months ended October 31, 2024, there were no transfers in or out of Level 3.
Use of Estimates — The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the amounts reported in the financial statements and accompanying notes at the date of the financial statements and the reported amounts of revenues and expenses during the period. Actual results could differ from those estimates and those differences could be material.
Investment Transactions, Investment Income and Expenses — Investment transactions are recorded on trade date for financial statement preparation purposes. Realized gains and losses on investments sold are recorded on the identified cost basis. Interest income, which includes accretion of discounts and amortization of premiums, is recorded on the accrual basis, using the effective yield method. Dividends are recorded on the ex-dividend date. The Fund may be subject to foreign taxes on income, a portion of which may be recoverable. The Fund applies for refunds where available. The Fund may be subject to foreign taxes on unrealized and realized gains on certain foreign investments. The Fund may also be subject to foreign taxes on income, a portion of which may be recoverable. The Fund applies for refunds where available. The Fund will accrue such taxes and reclaims, as applicable, based upon the current interpretation of tax rules and regulations that exist in the market in which the Fund invests. The Fund may also enter into unfunded loan commitments, which are contractual obligations for future funding. Unfunded loan commitments may include revolving credit facilities, which may obligate the Fund to supply additional cash to the borrower on demand. Unfunded loan commitments represent a future obligation in full. The Fund may receive a commitment fee based on the undrawn portion of the underlying line of credit portion of a senior floating rate interest. In certain circumstances, the Fund may receive various fees upon the restructure of a senior floating rate interest by a borrower. Fees earned/paid may be recorded as a component of income or realized
11

POLEN GROWTH & INCOME FUND
Notes to Financial Statements (Continued)
October 31, 2024
(Unaudited)
gain/loss in the Statement of Operations. General expenses of the Trust are generally allocated to each fund under methodologies approved by the Board of Trustees. Expenses directly attributable to a particular fund in the Trust are charged directly to that fund.
Deferred Offering Costs — Offering costs, including costs of printing initial prospectus and legal fees, are amortized over twelve-months from inception of the Fund. As of October 31, 2024, offering cost have been fully amortized.
Cash and Cash Equivalents — Cash and cash equivalents include cash and overnight investments in interest-bearing demand deposits with a financial institution with original maturities of three months or less. The Fund maintains deposits with a high quality financial institution in an amount that is in excess of federally insured limits.
Dividends and Distributions to Shareholders — Dividends from net investment income and distributions from net realized capital gains, if any, are declared and paid to shareholders and are recorded on ex-date. Income dividends and capital gain distributions are determined in accordance with U.S. federal income tax regulations, which may differ from U.S. GAAP.
U.S. Tax Status — No provision is made for U.S. income taxes as it is the Fund’s intention to continue to qualify for and elect the tax treatment applicable to regulated investment companies under Subchapter M of the Internal Revenue Code of 1986, as amended (“Internal Revenue Code”), and make the requisite distributions to its shareholders which will be sufficient to relieve it from U.S. income and excise taxes.
Other — In the normal course of business, the Fund may enter into contracts that provide general indemnifications. The Fund’s maximum exposure under these arrangements is dependent on claims that may be made against the Fund in the future, and therefore, cannot be estimated; however, based on experience, the risk of material loss for such claims is considered remote.
Debt Investment Risk — Debt investments are affected primarily by the financial condition of the companies or other entities that have issued them and by changes in interest rates. There is a risk that an issuer of a Fund's debt investments may not be able to meet its financial obligations (e. g., may not be able to make principal and/or interest payments when they are due or otherwise default on other financial terms) and/or seek bankruptcy protection. Securities such as high-yield bonds, e.g., bonds with low credit ratings by Moody's (Ba or lower) or Standard & Poor's (BB and lower) or if unrated are of comparable quality as determined by the Adviser, are especially subject to credit risk during periods of economic uncertainty or during economic downturns and are more likely to default on their interest and/or principal payments than higher rated securities. Debt investments may be affected by changes in interest rates. Debt investments with longer durations tend to be more sensitive to changes in interest rates, making them more volatile than debt investments with shorter durations or floating or adjustable interest rates. The value of debt investments may fall when interest rates rise.
Senior Loans — The Fund invests in senior loans and other floating rate investments. Senior loans typically are rated below investment grade. Below investment grade securities, including senior loans, involve greater risk of loss, are subject to greater price volatility, and may be less liquid and more difficult to value, especially during periods of economic uncertainty or change, than higher rated debt securities. Market quotations for these securities may be volatile and/or subject to large spreads between bid and ask prices. These securities once sold, may not settle for an extended period (for example, several weeks or even longer). The Fund will not receive its sale proceeds until that time, which may constrain the Fund’s ability to meet its obligations. The Fund may invest in securities of issuers that are in default or that are in bankruptcy. The value of collateral, if any, securing a senior loan can decline or may be insufficient to meet the issuer’s obligations or may be difficult to liquidate. No active trading market may exist for many senior loans, and many loans are subject to restrictions on resale. Any secondary market may be subject to irregular trading activity and extended settlement periods. There is less readily available, reliable information about most senior loans than is the case for many other types of securities. Loans may not be considered “securities,” and purchasers, such as the Fund, therefore may not be entitled to rely on the anti-fraud protections afforded by federal securities laws.
Equity Securities Risk — Stock markets are volatile. The price of equity securities fluctuates based on changes in a company's financial condition, historical and prospective earnings of the company, interest rates, investor perceptions and overall market and economic conditions. The prices of securities change in response to many factors including the value of its assets.
12

POLEN GROWTH & INCOME FUND
Notes to Financial Statements (Continued)
October 31, 2024
(Unaudited)
Recent Accounting Pronouncement — In November 2023, the FASB issued Accounting Standards Update (ASU), ASU 2023-07, Segment Reporting (Topic 280) – Improvements to Reportable Segment Disclosures, which improves reportable segment disclosure requirements, primarily through enhanced disclosures about segment expenses. In addition, the ASU clarifies that a public entity with a single reportable segment provide all disclosures required by the ASU and all existing segment disclosures in Topic 280. The amendments under this ASU are effective for fiscal years beginning after December 15, 2023. Management expects that adoption of the guidance will not have a material impact on the Fund’s financial statements.
2. Transactions with Related Parties and Other Service Providers
The Adviser serves as investment adviser to the Fund pursuant to an investment advisory agreement with the Trust (the "Advisory Agreement"). For its services, the Adviser is paid a monthly fee at the annual rate of 0.60% of the Fund's average daily net assets. The Adviser has contractually agreed to reduce its investment advisory fee and/or reimburse certain expenses of the Fund to the extent necessary to ensure that the Fund's total annual fund operating expenses (excluding taxes, fees and expenses attributable to a distribution or service plan adopted by the Trust, interest, extraordinary items, “Acquired Fund Fees and Expenses” and brokerage commissions) do not exceed 0.75% (on an annual basis) with respect to the Fund’s average daily net assets (the “Expense Limitation”). The Expense Limitation will remain in place until August 31, 2025, unless the Board of Trustees of the Trust approves its earlier termination. The Adviser is entitled to recover, subject to approval by the Board of Trustees, such amounts reduced or reimbursed for a period of up to three (3) years from the date on which the Adviser reduced its compensation and/or assumed expenses for the Fund. The Adviser is permitted to seek reimbursement from the Fund, subject to certain limitations, for fees it waived and Fund expenses it paid to the extent the total annual fund operating expenses do not exceed the limits described above or any lesser limits in effect at the time of reimbursement. No recoupment will occur unless the Fund’s expenses are below the Expense Limitation amount.
As of October 31, 2024, the amount of potential recovery was as follows:
04/30/2027	10/31/2027	Total
$79,433	$61,916	$141,349
For the period ended October 31, 2024, the Adviser earned advisory fees of $20,473 and waived and/or reimbursed fees of $61,916.
The Fund has not recorded a commitment or contingent liability at October 31, 2024.
Other Service Providers
The Bank of New York Mellon (“BNY Mellon”) serves as administrator and custodian for the Fund. For providing administrative and accounting services, BNY Mellon is entitled to receive a monthly fee equal to an annual percentage rate of the Fund’s average daily net assets and is subject to certain minimum monthly fees. For providing certain custodial services, BNY Mellon is entitled to receive a monthly fee, subject to certain minimum, and out of pocket expenses.
BNY Mellon Investment Servicing (US) Inc. (the “Transfer Agent”) provides transfer agent services to the Fund. The Transfer Agent is entitled to receive a monthly fee, subject to certain minimum, and out of pocket expenses.
The Trust, on behalf of the Fund, has entered into agreements with financial intermediaries to provide recordkeeping, processing, shareholder communications and other services to customers of the intermediaries investing in the Fund and has agreed to compensate the intermediaries for providing those services. The fees incurred by the Fund for these services are included in Transfer agent fees in the Statement of Operations.
13

POLEN GROWTH & INCOME FUND
Notes to Financial Statements (Continued)
October 31, 2024
(Unaudited)
Trustees and Officers
The Trust is governed by its Board of Trustees. The Trustees receive compensation in the form of an annual retainer and per meeting fees for their services to the Trust. An employee of BNY Mellon serves as the Secretary of the Trust and is not compensated by the Fund or the Trust.
JW Fund Management LLC (“JWFM”) provides a Principal Executive Officer and Principal Financial Officer to the Trust. Chenery Compliance Group, LLC (“Chenery”) provides the Trust with a Chief Compliance Officer and an Anti-Money Laundering Officer. JWFM and Chenery are compensated for their services provided to the Trust.
3. Investment in Securities
For the six months ended October 31, 2024, aggregated purchases and sales of investment securities (excluding short-term investments) of the Fund were as follows:
	Purchases	Sales
Investment Securities	$1,348,085	$1,298,665
4. Capital Share Transactions
For six months ended October 31, 2024 and from October 2, 2023, commencement of operations, to April 30, 2024, transactions in capital shares (authorized shares unlimited) were as follows:
	For the Six Months Ended October 31, 2024 (Unaudited)		For the Period Ended April 30, 2024
	Shares	Amount	Shares	Amount
Institutional Class
Sales	—	$—	590,461	$6,000,000
Reinvestments	9,465	106,875	6,570	72,093
Redemptions	—	—	—	—
Net increase	9,465	$106,875	597,031	$6,072,093

Significant Shareholders
As of October 31, 2024, the Fund had shareholders that held 10% or more of the total outstanding shares of the Fund. Transactions by these shareholders may have a material impact on the Fund.
Affiliated Shareholders	98%
5. Federal Tax Information
The Fund has followed the authoritative guidance on accounting for and disclosure of uncertainty in tax positions, which requires the Fund to determine whether a tax position is more likely than not to be sustained upon examination, including resolution of any related appeals or litigation processes, based on the technical merits of the position. Tax positions not deemed to meet the more-likely-than-not threshold would be recorded as tax benefit or expense in the current year. The Fund has determined that there was no effect on the financial statements from following this authoritative guidance. In the normal course of business, the Fund is subject to examination by federal, state and local jurisdictions, where applicable, for tax years for which applicable statutes of limitations have not expired.
14

POLEN GROWTH & INCOME FUND
Notes to Financial Statements (Concluded)
October 31, 2024
(Unaudited)
For the period ended April 30, 2024, the tax character of distributions paid by the Fund was $72,093 of ordinary income dividends. Distributions from net investment income and short-term gains are treated as ordinary income for federal income tax purposes.
As of April 30, 2024, the components of distributable earnings on a tax basis were as follows:
	Undistributed Ordinary Income	Unrealized Appreciation/ (Depreciation)
Polen Growth & Income Fund	$34,073	$401,493

The differences between the book and tax basis components of distributable earnings relate primarily to the timing and recognition of income and gains for federal income tax purposes.
As of October 31, 2024, the federal tax cost, aggregate gross unrealized appreciation and depreciation of securities held by the Fund was as follows:
Federal Tax Cost*	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation
$5,979,227	$685,432	$(95,462)	$589,970

*	Because tax adjustments are calculated annually at the end of the Fund’s fiscal year, the above table does not reflect tax adjustments for the current fiscal year.
6. Commitments and Contingencies
The Fund may make commitments pursuant to bridge loan facilities. Such commitments typically remain off balance sheet as it is more likely than not, based on the good faith judgement of the Adviser, that such bridge facilities will not ever fund. As of October 31, 2024, there were no outstanding bridge facility commitments.
7. Subsequent Events
Management has evaluated the impact of all subsequent events on the Fund through the date the financial statements were issued, and has determined that there are no subsequent events requiring recognition or disclosure in the financial statements.
15

POLEN GROWTH & INCOME FUND
Other Information
(Unaudited)
Proxy Voting
Policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities as well as information regarding how the Fund voted proxies relating to portfolio securities for the most recent 12-month period ended June 30 are available without charge, upon request, by calling (888) 678-6024 and on the Securities and Exchange Commission's (“SEC”) website at http://www.sec.gov.
Quarterly Portfolio Schedules
The Fund files its complete schedule of portfolio holdings with the SEC for the first and third fiscal quarters of each fiscal year (quarters ended July 31 and January 31) as an exhibit to its reports on Form N-PORT. The Fund's portfolio holdings on Form N-PORT are available on the SEC's website at http://www.sec.gov.
16

Investment Adviser
Polen Capital Management, LLC
1825 NW Corporate Blvd.
Suite 300
Boca Raton, FL 33431
Investment Sub-Adviser
Polen Capital Credit, LLC
1075 Main Street
Suite 320
Waltham, MA 02451
Administrator
The Bank of New York Mellon
103 Bellevue Parkway
Wilmington, DE 19809
Transfer Agent
BNY Mellon Investment Servicing (US) Inc.
500 Ross Street, 154-0520
Pittsburgh, PA 15262
Custodian
The Bank of New York Mellon
240 Greenwich Street
New York, NY 10286
Independent Registered Public Accounting Firm
PricewaterhouseCoopers LLP
Two Commerce Square, Suite 1800
2001 Market Street
Philadelphia, PA 19103-7042
Legal Counsel
Troutman Pepper Hamilton Sanders LLP
3000 Two Logan Square
18th and Arch Streets
Philadelphia, PA 19103
PGI-1024

Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

Not applicable.

Item 9. Proxy Disclosures for Open-End Management Investment Companies.

Not applicable.

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

The Fund’s disclosure of remuneration items is included as part of the Semi-Annual Financials and Additional Information filed under Item 7 of this form.

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.

Polen Growth Fund, Polen Global Growth Fund, Polen International Growth Fund, Polen U.S. Small Company Growth Fund, Polen Emerging Markets Growth Fund and Polen U.S. SMID Company Growth Fund

At an in-person meeting held on September 16-17, 2024 (the “Meeting”), the Board of Trustees (the “Board” or the “Trustees”) of FundVantage Trust (the “Trust”), including a majority of the Trustees who are not “interested persons” within the meaning of Section 2(a)(19) of the Investment Company Act of 1940, as amended (the “1940 Act”) (the “Independent Trustees”), unanimously approved the continuation of the Investment Advisory Agreement between Polen Capital Management, LLC (“Polen” or the “Adviser”) and the Trust (the “Polen Agreement”) on behalf of the Polen Growth Fund, Polen Global Growth Fund, Polen International Growth Fund, Polen U.S. Small Company Growth Fund, Polen Emerging Markets Growth Fund and Polen U.S. SMID Company Growth Fund (together, the “Polen Funds”). At the Meeting, the Board considered the continuation of the Polen Agreement with respect to the Polen Funds for an additional one-year period.

In determining whether to continue the Polen Agreement for an additional one year period, the Trustees, including the Independent Trustees, considered information provided by the Adviser in response to a request for information in accordance with Section 15(c) of the 1940 Act (the “Polen 15(c) Response”) regarding (i) services performed by Polen for the Polen Funds, (ii) the size and qualifications of Polen’s portfolio management staff, (iii) any potential or actual material conflicts of interest which may arise in connection with the portfolio managers’ management of the Polen Funds, (iv) investment performance of the Polen Funds, (v) Polen’s financial condition, (vi) brokerage selection procedures (including soft dollar arrangements, if any), (vii) the procedures for allocating investment opportunities between the Polen Funds and other clients, (viii) results of any independent audit or regulatory examination, including any recommendations or deficiencies noted, (ix) any litigation, investigation or administrative proceeding which may have a material impact on Polen’s ability to service the Polen Funds, and (x) compliance with the Polen Funds’ investment objectives, policies and practices (including codes of ethics and proxy voting policies), federal securities laws and other regulatory requirements. In addition to the information in the Polen 15(c) Response, the Trustees received additional information at Board meetings throughout the year covering matters such as the performance of each Polen Fund compared to its Lipper Classification and its benchmark; compliance with the Polen Funds’ investment objectives, policies, strategies and limitations; the compliance of portfolio management personnel with applicable codes of ethics; and the adherence to pricing procedures as established by the Board.

The Board noted that representatives of Polen joined the Meeting via videoconference and discussed Polen’s history, performance, investment strategy, and compliance program. Representatives of Polen responded to questions from the Board. In addition to the Polen 15(c) Response, the Trustees also considered other factors they believed to be relevant to considering the continuation of the Polen Agreement, including the matters discussed below. In their deliberations, the Trustees did not identify any particular information as controlling, and different Trustees may have attributed different weights to the various factors. After deliberating, the

Trustees determined that the overall arrangement between the Polen Funds and Polen, as provided by the terms of the Polen Agreement, including the advisory fees under the Polen Agreement, was fair and reasonable in light of the services provided, expenses incurred and such other matters as the Trustees considered relevant.

Based on the Polen 15(c) Response, the Trustees concluded that (i) the nature, extent and quality of the services provided by Polen are appropriate and consistent with the terms of the Polen Agreement, (ii) that the quality of those services has been, and continues to be, consistent with industry norms, (iii) the Polen Funds are likely to benefit from the continued provision of those services, (iv) Polen has sufficient personnel, with the appropriate skills and experience, to serve the Polen Funds effectively and has demonstrated its continuing ability to attract and retain qualified personnel, and (v) the satisfactory nature, extent, and quality of services currently provided to the Polen Funds is likely to continue under the Polen Agreement.

The Trustees considered the investment performance for the Polen Funds and Polen. The Trustees reviewed historical performance charts which showed the performance of the Polen Funds as compared to their respective benchmark indices and Lipper categories for the year-to-date, one-year, two-year, three-year, five-year, ten-year and since inception periods ended June 30, 2024, as applicable. The Trustees considered the short-term and long-term performance of the Polen Funds, as applicable. The Trustees noted that they considered performance reports provided at Board meetings throughout the year.

Polen Growth Fund. The Trustees noted that the Polen Growth Fund’s Institutional Class shares underperformed the Lipper Large-Cap Growth Classification and the Russel 1000 Total Return Index for the year-to-date, one-year, three-year, five-year and ten-year periods ended June 30, 2024. The Trustees further noted that the Polen Growth Fund’s Institutional Class shares outperformed the S&P 500 Total Return Index for the ten-year period ended June 30, 2024, and underperformed for the year-to-date, one-year, three-year and five-year periods ended June 30, 2024.

Polen Global Growth Fund. The Trustees noted that the Polen Global Growth Fund’s Institutional Class shares outperformed the Lipper Global Large-Cap Growth Classification and the MSCI All Country World Index (Net Returns) for the since inception (December 30, 2014) period ended June 30, 2024, and underperformed each of the Lipper Global Large-Cap Growth Classification and the MSCI All Country World Index (Net Returns) for the year-to-date, one-year, three-year and five-year periods ended June 30, 2024.

Polen International Growth Fund. The Trustees noted that the Polen International Growth Fund’s Institutional Class shares underperformed the Lipper International Large-Cap Growth Classification for the year-to-date, one-year, three-year, five-year, ten-year and since inception (December 30, 2016) periods ended June 30, 2024. The Trustees further noted that the Polen International Growth Fund’s Institutional Class shares outperformed the MSCI All Country World ex USA Index (Net Returns) for since inception period ended June 30, 2024, and underperformed for the year-to-date, one-year, three-year and five-year periods ended June 30, 2024.

Polen U.S. Small Company Growth Fund. The Trustees noted that the Polen U.S. Small Company Growth Fund’s Institutional Class shares underperformed the Lipper Small-Cap Growth

Classification and the Russell 2000 Growth Total Return Index for the year-to-date, one-year, three-year, five-year and since exception (October 31, 2017) periods ended June 30, 2024.

Polen Emerging Markets Growth Fund. The Trustees noted that the Polen Emerging Markets Growth Fund’s Institutional Class shares underperformed the Lipper Emerging Markets Classification and the MSCI Emerging Markets Index (Net Returns) for the for the year-to-date, one-year, three-year and since inception (October 16, 2020) periods ended June 30, 2024.

Polen U.S. SMID Company Growth Fund. The Trustees noted that the Polen U.S. SMID Company Growth Fund’s Institutional Class shares underperformed the Lipper Mid-Cap Growth Classification and the Russell 2500 Growth Total Return Index for the year-to-date, one-year, three-year and since inception (March 31, 2021) periods ended June 30, 2024.

The Trustees concluded noted that the short- and medium-term performance of each of the Polen Funds had underperformed its applicable Lipper Classification and benchmark index and that the long-term performance was generally in-line with the performance relative to other mutual funds with similar investment objectives, strategies and policies (i.e., mutual funds in each Polen Fund’s Lipper Classification) based on the information provided at the Meeting.

The Trustees noted that the representatives of Polen had provided information regarding its advisory fees and an analysis of these fees in relation to the services provided to the Polen Funds and any other ancillary benefit resulting from Polen’s relationship with the Polen Funds.

The Trustees also reviewed information regarding the fees Polen charges to certain other clients and evaluated explanations provided by Polen as to differences in fees charged to the Polen Funds and other similarly managed accounts, where applicable. The Trustees also reviewed a peer comparison of advisory fees and total expenses for each Polen Fund versus those funds in the Polen Fund’s applicable Lipper category (the “Peer Group”), regardless of asset size. The Trustees concluded that the advisory fees and services provided by Polen are consistent with those of other advisers that manage mutual funds with investment objectives, strategies and policies similar to those of the Polen Funds as measured by the information provided by Polen.

The Board considered, among other date, the specific factors and related conclusions set forth below with respect to each Fund:

Polen Growth Fund. The contractual advisory fee and net total expense ratio for the Polen Growth Fund’s Institutional Class shares were higher than the median of the contractual advisory fee and net total expense ratio for those funds in the Polen Growth Fund’s Peer Group but generally within the range of contractual fees and net expense ratios of the funds in the Peer Group.

Polen Global Growth Fund. The contractual advisory fee and net total expense ratio for the Polen Global Growth Fund’s Institutional Class shares were higher than the median of the contractual advisory fee and net total expense ratio for those funds in the Polen Global Growth Fund’s Peer Group but generally within the range of contractual fees and net expense ratios of the funds in the Peer Group.

Polen International Growth Fund. The contractual advisory fee and net total expense ratio for the Polen International Growth Fund’s Institutional Class shares were higher than the median of the contractual advisory fee and net total expense ratio for those funds in the Polen International Growth Fund’s Peer Group but generally within the range of contractual fees and net expense ratios of the funds in the Peer Group.

Polen U.S. Small Company Growth Fund. The contractual advisory fee and net total expense ratio for the Polen U.S. Small Company Growth Fund’s Institutional Class shares were higher than the median of the contractual advisory fee and net total expense ratio for those funds in the Polen U.S. Small Company Growth Fund’s Peer Group but generally within the range of contractual fees and net expense ratios of the funds in the Peer Group.

Polen Emerging Markets Growth Fund. The contractual advisory fee and net total expense ratio for the Polen Emerging Markets Growth Fund’s Institutional Class shares were higher than the median of the contractual advisory fee and net total expense ratio for those funds in the Polen Emerging Markets Growth Fund’s Peer Group but generally within the range of contractual fees and net expense ratios of the funds in the Peer Group.

Polen U.S. SMID Company Growth Fund. The contractual advisory fee and net total expense ratio for the Polen U.S. SMID Company Growth Fund’s Institutional Class shares were higher than the median of the contractual advisory fee and net total expense ratio for those funds in the Polen U.S. SMID Company Growth Fund’s Peer Group but generally within the range of contractual fees and net expense ratios of the funds in the Peer Group.

The Trustees considered the costs of the services provided by Polen, the compensation and benefits received by Polen in providing services to the Polen Funds, Polen’s profitability and certain additional information related to Polen’s financial condition. In addition, the Trustee’s considered any direct or indirect revenues received by affiliates of Polen.

The Trustees considered the extent to which economies of scale would be realized relative to fee levels as the Polen Funds grow, and whether the advisory fee levels reflect those economics of scale for the benefit of shareholders. The Trustees considered and determined that economics of scale for the benefit of shareholders should be achieved if assets of the Polen Funds increase because fixed expenses will be spread across a larger asset base. The Trustees also noted that the Polen Funds’ advisory fees do not include “breakpoint” reductions in the advisory fee rates at specified asset levels but that Polen has contractually agreed to waive fees and/or reimburse certain expenses of the Polen Funds for the benefit of shareholders. With respect to the Polen Growth Fund, the Trustees noted that on January 1, 2017, the Fund’s advisory fee was reduced from 1.00% to 0.85%. The Trustees also noted that the contractual advisory fee reduction across all assets of the Polen Growth Fund rather than the implementation of breakpoint reductions at specified asset levels allowed shareholders to benefit from economies of scale sooner than through the implementation of breakpoint reductions.

At the Meeting, after consideration of all the factors and taking into consideration the information presented, the Board, including the Independent Trustees, unanimously approved the continuation of the Polen Agreement for an additional one-year period. In arriving at their decision, the Trustees did not identify any single matter as controlling, but made their determination in light of all the circumstances.

Polen Bank Loan Fund and Polen U.S. High Yield Fund

At an in-person meeting held on June 17-18, 2024 (the “Meeting”), the Board of Trustees (the “Board” or the “Trustees”) of FundVantage Trust (the “Trust”), including a majority of the Trustees who are not “interested persons” within the meaning of Section 2(a)(19) of the Investment Company Act of 1940, as amended (the “1940 Act”) (the “Independent Trustees”), unanimously approved the continuation of the Investment Advisory Agreement between Polen Capital Credit, LLC (“Polen Credit” or the “Adviser”) and the Trust (the “Agreement”) on behalf of the Polen U.S. High Yield Fund (“U.S. High Yield Fund”) and Polen Bank Loan Fund (“Bank Loan Fund,” and together with the U.S. High Yield Fund, the “Polen Credit Funds”). At the Meeting, the Board considered the continuation of the Agreement with respect to each Fund for an additional one year period.

In determining whether to approve the Agreement, the Trustees, including the Independent Trustees, considered information provided by Polen Credit in response to a request for information in accordance with Section 15(c) of the 1940 Act (the “Polen Credit 15(c) Response”) regarding (i) the services performed or to be performed by Polen Credit for the Polen Credit Funds, (ii) the composition and qualifications of Polen Credit’s portfolio management staff, (iii) any potential or actual material conflicts of interest which may arise in connection with the management of the Polen Credit Funds, (iv) investment performance, (v) the financial condition of Polen Credit, (vi) brokerage selection procedures (including soft dollar arrangements, if any), (vii) the procedures for allocating investment opportunities between the Polen Credit Funds and other clients, (viii) results of any independent audit or regulatory examination, including any recommendations or deficiencies noted, (ix) any litigation, investigation or administrative proceeding which may have a material impact on Polen Credit’s ability to service the Polen Credit Funds, and (x) compliance with the Polen Credit Funds’ investment objectives, policies and practices (including codes of ethics and proxy voting policies), federal securities laws and other regulatory requirements. In addition to the information in the Polen Credit 15(c) Response, the Trustees received additional information at Board meetings throughout the year covering matters such as the performance of each Polen Credit Fund compared against its Refinitiv Category and its benchmark; compliance with the Polen Credit Funds’ investment objectives, policies, strategy and limitations; the compliance of portfolio management personnel with applicable codes of ethics; and Polen Credit’s adherence to pricing procedures as the Polen Credit Funds’ Valuation Designee appointed by the Board.

The Board considered additional information provided by representatives from Polen Credit invited to participate in the Meeting regarding Polen Credit’s history, performance, investment strategy, and compliance program. Representatives of Polen Credit responded to questions from the Board. In addition to the foregoing information, the Trustees also considered other factors they believed to be relevant to considering the approval of the Agreement, including the specific matters discussed below. In their deliberations, the Trustees did not identify any particular information that was controlling, and different Trustees may have attributed different weights to the various factors. After deliberating, the Trustees determined that the overall arrangement between the Polen Credit Funds and Polen Credit, as provided by the terms of the Agreement, including the advisory fees under the Agreement, were fair and reasonable in light of the services provided, expenses incurred and such other matters as the Trustees considered relevant.

Based on the Polen Credit 15(c) Response, the Trustees concluded that (i) the nature, extent and quality of the services provided (or to be provided) by Polen Credit are appropriate and consistent with the terms of the Agreement, (ii) that the quality of those services has been, and continues to be, consistent with industry norms, (iii) the Polen Credit Funds are likely to benefit from the provision of those services, (iv) Polen Credit has sufficient personnel, with the appropriate skills and experience, to serve the Polen Credit Funds effectively and has demonstrated its continuing ability to attract and retain qualified personnel, and (v) the satisfactory nature, extent, and quality of services currently provided to the Polen Credit Funds is likely to continue under the Agreement.

The Trustees considered the investment performance for the Polen Credit Funds (as applicable) and Polen Credit. The Trustees reviewed historical performance charts which showed the performance of the Polen Credit Funds as compared to their respective benchmark indices and Refinitiv categories for the year-to-date, one-year and since inception periods ended March 31, 2024, as applicable. The Trustees noted that they also considered performance reports provided at Board meetings throughout the year.

Polen Bank Loan Fund. The Trustees noted that the Bank Loan Fund’s Institutional Class shares outperformed the Morningstar LSTA U.S. Leveraged Loan Index for the year-to-date and one year periods ended March 31, 2024, and underperformed for the since inception period ended March 31, 2024. They further noted that the Bank Loan Fund’s Institutional Class shares outperformed the Refinitiv High Yield Funds Median for the year-to-date, one year and since inception periods ended March 31, 2024.

Polen U.S. High Yield Fund. The Trustees noted that the U.S. High Yield Fund’s Institutional Class shares outperformed the ICE BofA BB/B U.S. Non-Financial High Yield Constrained Index for the year-to-date and one year periods ended March 31, 2024, and underperformed for the since inception period ended March 31, 2024. They further noted that the U.S. High Yield Fund’s Institutional Class shares outperformed the Refinitiv High Yield Funds Median for the year-to-date, one year and since inception periods ended March 31, 2024.

The Trustees concluded that the performance of each of the Polen Credit Funds, as applicable, was within an acceptable range of performance relative to other mutual funds with similar investment objectives, strategies and policies based on the information provided at the Meeting.

The Trustees noted that the representatives of Polen Credit had provided information regarding its advisory fees and an analysis of these fees in relation to the services provided to the Polen Credit Funds and any other ancillary benefit resulting from Polen Credit’s relationship with the Polen Credit Funds. The Trustees also reviewed information regarding the fees Polen Credit charges to certain other clients and evaluated explanations provided by Polen Credit as to differences in fees charged to the Polen Credit Funds and other similarly managed accounts, where applicable. The Trustees also reviewed a peer comparison of advisory fees and total expenses for the Polen Credit Funds versus those funds in the Polen Credit Fund’s applicable Refinitiv category (the “Peer Group”). The Trustees concluded that the advisory fees and services provided by Polen Credit are consistent with those of other advisers that manage mutual funds with investment objectives, strategies and policies similar to those of the Polen Credit Funds as measured by the information provided by Polen Credit. The Board considered, among other data, the specific factors and related conclusion set forth below with respect to the Polen Credit Funds:

Polen Bank Loan Fund. The Trustees noted that the contractual advisory fee and net total expense ratio for the Bank Loan Fund’s Institutional Class shares were higher and lower than the median of the contractual advisory fee and net total expense ratio for those funds in its Peer Group, respectively.

Polen U.S. High Yield Fund. The Trustees noted that the contractual advisory fee and net total expense ratio for the U.S. High Yield Fund’s Institutional Class shares were higher and lower than the median of the contractual advisory fee and net total expense ratio for those funds in its Peer Group, respectively.

The Trustees considered the costs of the services provided by Polen Credit, the compensation and benefits received by Polen Credit in providing services to the Polen Credit Funds, and the profitability and certain additional information related to the financial condition of Polen Credit. In addition, the Trustees considered any direct or indirect revenues received by affiliates of Polen Credit.

The Trustees considered the extent to which economies of scale would be realized relative to fee levels as the Polen Credit Funds grow, and whether the advisory fee levels reflect those economies of scale for the benefit of shareholders. The Trustees considered and determined that economies of scale for the benefit of shareholders should be achieved if assets of the Polen Credit Funds increase because fixed expenses will be spread across a larger asset base. The Trustees also noted that the Polen Credit Funds’ advisory fees do not include “breakpoint” reductions in the advisory fee rates at specific asset levels but that Polen Credit has contractually agreed to waive fees and/or reimburse certain expenses of the Polen Credit Funds for the benefit of shareholders.

At the Meeting, after consideration of all the factors and taking into consideration the information presented, the Board, including the Independent Trustees, unanimously approved the continuation of the Agreement for an additional one-year period. In arriving at their decision, the Trustees did not identify any single factor as controlling, but made their determination in light of the information presented to them.

Item 12.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 13.	Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 14.	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 15.	Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which the shareholders may recommend nominees to the registrant’s board of trustees, where those changes were implemented after the registrant last provided disclosure in response to the requirements of Item 407(c)(2)(iv) of Regulation S-K (17 CFR 229.407) (as required by Item 22(b)(15) of Schedule 14A (17 CFR 240.14a-101)), or this Item.

Item 16.	Controls and Procedures.

(a)

The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)

There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 17.	Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 18.	Recovery of Erroneously Awarded Compensation.

Not Applicable.

Item 19.	Exhibits.

(a)(1)	Not applicable.

(a)(2)	Certifications of Principal Executive Officer and Principal Financial Officer.

(a)(3)	Not applicable.

(a)(4)	Not applicable.

(b)	Certifications pursuant to Rule 30a-2(b) under the 1940 Act and Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto..

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) FundVantage Trust

By (Signature and Title)*	/s/ Joel L. Weiss
Joel L. Weiss, President and
Chief Executive Officer
(principal executive officer)

Date: December 30, 2024

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Joel L. Weiss
Joel L. Weiss, President and
Chief Executive Officer
(principal executive officer)

Date: December 30, 2024

By (Signature and Title)*	/s/ Christine S. Catanzaro
Christine S. Catanzaro, Treasurer and
Chief Financial Officer
(principal financial officer)

Date: December 30, 2024

* Print the name and title of each signing officer under his or her signature.